As filed with the Securities and Exchange Commission on January 28, 2016

File No. 333-90720

ICA No. 811-21120

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 33	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 34

CONESTOGA FUNDS

(Exact name of Registrant as Specified in Trust Instrument)

CrossPoint at Valley Forge

550 E. Swedesford Rd., Suite 120 East

Wayne, PA 19087

(Address of Principal Executive Office)

(484) 654-1380

(Area Code and Telephone Number)

Copy to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐Immediately upon filing pursuant to paragraph (b)	☒on January 31, 2016 pursuant to paragraph (b)
☐60 days after filing pursuant to paragraph (a)(1)	☐on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)	☐on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONESTOGA FUNDS

CONESTOGA SMALL CAP FUND

Nasdaq Symbols: Investors Class - CCASX

Institutional Class - CCALX

Prospectus Dated:

January 31, 2016

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Conestoga Funds • CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087

1-800-494-2755

www.conestogacapital.com

info@conestogacapital.com

This Page Intentionally Left Blank

Summary Section	4
Conestoga Small Cap Fund	4
Investments	8
Risk Factors	8
Management of the Fund	10
How the Fund Values Its Shares	12
Investing in the Fund	14
Dividends, Distributions and Taxes	23
Additional Information	27
Financial Highlights	28

CONESTOGA SMALL CAP FUND

Investment Objective

The Conestoga Small Cap Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga Small Cap Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Institutional Class	Investors Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.00%	0.25%(1)
Other Expenses	0.19%	0.35%
Service Fees (2)	0.10%	0.25%
Other Operating Expenses	0.09%	0.10%
Total Annual Fund Operating Expenses	1.09%	1.50%
Expense Limitation (3)	(0.19)%	(0.40)%
Total Annual Fund Operating Expenses After Expense Limitation	0.90%	1.10%

(1) The Board of Trustees of the Trust will limit the Distribution (12b-1) Fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2016.

(2) The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay an annual fee of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively.

(3) Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’ (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 0.90% (for the Institutional Class) and 1.10% (for the Investors Class) of the Fund’s average daily net assets until at least January 31, 2017, subject to termination at any time at the option of the Board of Trustees (the “Board”). If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two fiscal years after the fiscal year in which the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Conestoga Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$92	$328	$582	$1,312
Investors Class	$112	$435	$781	$1,756

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year (ended September 30, 2015) the Fund’s portfolio turnover rate was 11.66% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund doesn’t expect investments in foreign securities to exceed 20% of the Fund’s total assets. Through March 31, 2016, the Fund will consider “Small-cap companies” to be companies that, at the time of purchase, have market capitalizations of up to $2.5 billion. Effective April 1, 2016, the Fund will consider “Small-cap companies” to be companies that have market capitalizations of up to $3 billion. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities. There is no guarantee that the Fund will achieve its objective.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in “Risks Factors” in this prospectus. The Fund’s net asset value and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

•	The market values of securities acquired by the Fund decline;
•	The Adviser does not execute the Fund’s principal investment strategies effectively;

•	A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;
•	Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions;

•	A company’s earnings do not increase as expected;

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten year periods compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual_funds.htm.

The returns below represent the returns for Investors Class shares of the Small Cap Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Small Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 06/30/2009: 19.10%. During the same period, the Fund’s worst performing quarter was for the three months ended 12/31/2008: -21.51%.

This table compares the Fund’s average annual total returns for Investors Class shares for the periods ended December 31, 2015 to those of the Russell 2000 Index and the Russell 2000 Growth Index. Institutional Class shares and Investors Class shares of the Small Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Future results may be different from those shown.

Average Annual Total Returns as of 12/31/15	One Year	Five Year	Ten Year
Conestoga Small Cap Fund – Investors Class (Inception 10/1/02):
Return Before Taxes	8.03%	11.47%	8.83%
Return After Taxes on Distributions	7.56%	11.07%	8.54%
Return After Taxes on Distributions and Sale of Fund Shares	4.94%	9.04%	7.15%
Conestoga Small Cap Fund – Institutional Class (Inception Date 8/13/14)*	8.26%	-	-
Russell 2000 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	-4.41%	11.65%	9.19%
Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	-1.38%	14.28%	10.67%

*Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.

Investment Adviser

Conestoga Capital Advisors, LLC (“Conestoga” or the “Adviser”)

Portfolio Managers

Robert M. Mitchell, Managing Partner and Chief Investment Officer of Conestoga, and Joseph F. Monahan, Managing Partner and Director of Research of Conestoga, are primarily responsible for the day-to-day management of the Fund’s Portfolio. Mr. Mitchell has been a portfolio manager since the Fund’s inception in 2002, and Mr. Monahan has been a portfolio manager of the Fund since February 2014.

Purchase and Sale of Fund Shares

You can buy shares of the Fund, as a new shareholder or for a retirement plan, with a minimum initial investment of $250,000 for Institutional Class shares and $2,500 for Investors Class shares; there is no minimum for subsequent investments. The minimum initial investment under an automatic investment plan is $500, with no minimum for subsequent investments.

If you wish to purchase or redeem shares directly through the Fund, you can do so by mail or by telephone on any business day once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to: Conestoga Small Cap Fund c/o Mutual Shareholder Services 8000 Town Centre Dr. Suite 400 Broadview Heights, OH 44147. Additional purchases may be made by using the Fund’s mailing address, or by calling 1-800-494-2755. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Tax Information

The Fund’s distributions are taxable, and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

INVESTMENTS

Principal Investments — Additional Information

This Prospectus describes Investors Class and Institutional Class shares of the Conestoga Small Cap Fund (the “Small Cap Fund”), which is currently offered by Conestoga Funds (the “Trust”).

The Fund’s investment objective, long-term growth of capital, is fundamental and may not be changed except by the vote of a majority (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund’s outstanding voting shares.

Equity securities which the Fund may purchase under normal circumstances to achieve its investment objective include: ADRs, domestic and foreign common or preferred stocks, rights and warrants. For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

▪	ADRs. ADRs are receipts for foreign company shares held by a United States depositary institution, entitling the holder to all dividends and capital gains of the underlying shares. ADRs are quoted in U.S. dollars and are traded on U.S. exchanges.
▪	Common stock. Common stock is a type of security that represents ownership in a corporation. Common stocks generally have outperformed bonds and preferred shares over long-term investment periods. Holders of common stock exercise control by electing a board of directors and voting on corporate policy but are on the bottom of the priority ladder in the event of liquidation. Common stockholders have rights to a company’s assets only after bond holders, preferred shareholders and other debt holders are paid in full.

For a more complete description of which securities the Fund can invest in and securities ratings, see the Statement of Additional Information (“SAI”).

RISK FACTORS

As with all mutual funds, investing in the Fund involves certain risks. There is no guarantee that the Fund will meet its investment objective, and there is never any assurance that the Fund will perform as it has in the past. You can lose money by investing in the Fund. The Fund may use various investment techniques, some of which involve greater amounts of risk than others. To reduce risk, the Fund is subject to certain limitations and restrictions on its investments, which are described in more detail in the SAI.

The Fund is subject to the following principal risks:

▪	Equity risk. Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.
▪	Market risk. Market risk is the risk that the market value of a security may go up or down, sometimes rapidly and unpredictably because of economic changes or other events that affect individual issuers or large portions of the market. These fluctuations may cause the security to be worth more or less than it was at the time it was acquired. Market risk may involve a single security or a particular sector.
▪	Management risk. Management risk is the risk that the Fund’s management team’s investment strategies may not produce the intended results. Management risk also involves the possibility that the Fund’s management teams fail to execute an investment strategy effectively.
▪	Small company risk. Small company risk is a particularly pronounced risk for the Small Cap Fund because it invests a significant percentage of its assets in the stocks of companies with relatively small market capitalizations. The stocks of these companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.
▪	Foreign investment risk. Foreign investment risk is the risk involved with the Fund’s investments in foreign companies. Foreign investments pose additional risks including those relating to political, economic and regulatory events and circumstances unique to a country or region will affect those markets and their issuers. For example, compared to

U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. In addition, foreign securities markets may be less liquid, more volatile and subject to less governmental supervision than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks. These factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.

▪	Currency risk. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.
▪	Large redemption risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

MANAGEMENT OF THE FUND

About the Conestoga Funds

The Board of Trustees (the “Board”) of the Trust has the overall responsibility for the management of the Fund.

Investment Adviser

Conestoga Capital Advisors, LLC (“Conestoga” or the “Adviser”), a Delaware limited liability company registered as an investment adviser with the U.S. Securities and Exchange Commission (“SEC”), is the investment adviser of the Fund. The Adviser is located at CrossPoint at Valley

Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087. As of December 31, 2015, the Adviser managed approximately $1.59 billion for numerous institutional and individual clients.

The Adviser supervises and assists in the overall management of the affairs of the Trust and the Fund, subject to oversight by the Board.

As compensation for advisory services to the Small Cap Fund, the Adviser is entitled to an advisory fee of 0.90% of the average daily net assets of the Small Cap Fund. The Adviser has contractually agreed to limit the Small Cap Fund’s “Total Annual Fund Operating Expenses” (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) for Investors Class Shares to 1.10% of the Small Cap Fund’s average daily net assets attributable to Investors Class Shares and for Institutional Class Shares to 0.90% of the Small Cap Fund’s average daily net assets attributable to Institutional Class Shares until at least January 31, 2017. If it becomes no longer necessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between “Total Annual Fund Operating Expenses” and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed two fiscal years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Prior to July 1, 2014, the Small Cap Fund offered one class of shares, Shares, which have been redesignated Investors Class Shares. Prior to July 1, 2014, the Adviser paid all of the expenses of the Small Cap Fund, excluding Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Small Cap Fund’s business. For performing these services prior to July 1, 2014, the Adviser received the following annual management fee from the Small Cap Fund. The management fee was 1.20% (1.10% net of fee waivers) of the average daily net assets of the Small Cap Fund. The Adviser, at its own expense, and from its own resources and without reimbursement from the Small Cap Fund, may compensate certain persons who provide services including in connection with the sale or expected sale of shares of the Small Cap Fund, subject to applicable laws and regulations.

A discussion of the most recent approval of the Small Cap Fund’s investment advisory agreement is included in the Fund’s semi-annual report for the fiscal period ended March 31, 2015.

Small Cap Fund Portfolio Managers

Robert M. Mitchell and Joseph F. Monahan are primarily responsible for the day-to-day management of the Small Cap Fund’s portfolio.

Robert M. Mitchell also has served as co-portfolio manager of the Fund since its inception in 2002. As co-founder of the Adviser, Mr. Mitchell has served as Chief Investment Officer since January 1, 2013 and managing partner since 2001, where he is responsible for directing the firm’s equity portfolio management process and employing the firm’s fundamental research approach to selecting securities.

Joseph F. Monahan also has served as co-portfolio manager of the Fund since February 1, 2014. Mr. Monahan joined Conestoga in December of 2008 from McHugh Associates. He is a Portfolio Manager and Senior Research Analyst for the Small and Mid Cap equity strategies. Prior to joining McHugh in 2001, Mr. Monahan was a Vice President and Portfolio Manager at Pitcairn Trust Company. He is a CFA Charterholder and a member of the CFA Society of Philadelphia.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

HOW THE FUND VALUES ITS SHARES

The Fund calculates its share price for each class of shares, called its net asset value per share (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”), which is normally at 4:00 p.m. Eastern Time. A business day is a day on which the NYSE is open for trading.

The NAV for each class of shares of the Fund is calculated by dividing the value of the Fund’s net assets attributable to that class of shares shares by the number of the Fund’s outstanding shares of that class.

You can request the Fund’s current NAV by calling the Fund at 1-800-494-2755 or your Authorized Dealer, as defined below. The NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

Securities owned by the Fund that are listed primarily on foreign exchanges may trade on weekends or on other days on which the Fund does not price its shares. In this case, the value of the Fund’s shares may change on days when you are not able to buy or sell shares.

The Fund values its investments based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board. The Board has delegated the fair valuation of the Fund’s portfolio securities to a Pricing Committee. The Pricing Committee is comprised of the Adviser’s personnel and may also include one or more Trustees. The Committee determines a portfolio security’s fair value in accordance with guidelines approved by the Board. The Committee periodically presents reports of its activities to the Board.

A security’s market quotation may not be considered “readily available” in situations in which: (i) a quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that dealer; (ii) there is no market quotation available because the security is restricted or not actively traded; (iii) the security’s price includes a component for dividends or interest income accrued; or (iv) spreads between bids and asked prices are so large as to render them questionable.

A portfolio security may be fair valued if significant events have occurred that may affect the value of the security, including, but not limited to, natural disasters, armed conflicts, and significant government actions. In this regard, consideration must be given to significant events (especially with respect to foreign securities) that have occurred after the exchange or market has closed but before the time as of which the Fund’s NAV is calculated. Significant events may relate to a single issuer or to an entire market sector. In addition, significant fluctuations in domestic or foreign markets may constitute a significant event.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair valuation of one or more securities may not, in retrospect, reflect the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale, exchange or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

INVESTING IN THE FUND

This section provides information to assist you in buying, exchanging and redeeming shares of each class of the Fund. You may buy, exchange or redeem shares on any business day at a price based on the NAV that is calculated after you place your order. Please read the entire Prospectus carefully before buying shares of the Fund.

How to Purchase Investors Class Shares

You may purchase Institutional Class shares of the Fund through a broker-dealer with whom the Fund’s distributor has entered into a sales agreement (an “Authorized Dealer”) or directly from the Fund. The Fund will be deemed to have received a purchase, exchange or redemption order when an Authorized Dealer accepts the order. Authorized Dealers may charge a fee for handling your purchase, exchange or redemption order. If you place your order before the close of regular trading on the NYSE, you will receive the NAV that the applicable Fund calculates that day. Orders placed after the close of regular trading on the NYSE will be priced at the next NAV that is calculated. The Fund reserves the right to reject any request to purchase shares of the Fund. The minimum initial investment is $2,500; there is no minimum for subsequent investments.

How to Purchase Institutional Class Shares

You may purchase Institutional Class shares of the Fund through a broker-dealer with whom the Fund’s distributor has entered into a sales agreement (an “Authorized Dealer”) or directly from the Fund. The Fund will be deemed to have received a purchase, exchange or redemption order when an Authorized Dealer accepts the order. Authorized Dealers may charge a fee for handling your purchase, exchange or redemption order. If you place your order before the close of regular trading on the NYSE, you will receive the NAV that the applicable Fund calculates that day. Orders placed after the close of regular trading on the NYSE will be priced at the next NAV that is calculated. The Fund reserves the right to reject any request to purchase shares of the Fund. The minimum initial investment is $250,000; there is no minimum for subsequent investments. The minimum investment requirement for Institutional Class shares of the Fund may be waived for the Trustees of Conestoga Funds.

Purchase Procedures

If you choose to purchase shares of the Fund through an Authorized Dealer, you should contact the Authorized Dealer in person or by telephone.

The Fund has established an anti-money laundering compliance program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 “USA PATRIOT Act”. In order to ensure compliance with this law, the Fund must obtain the following information for all registered owners and all authorized individuals (corporate accounts require additional documentation):

▪	Full name;
▪	Date of birth;
▪	Social Security number; and
▪	Permanent street address (a post office box is not acceptable).

Please note that your application will be returned if any information is missing. If you require additional assistance when completing your application, please call 1-800-494-2755.

If you wish to purchase shares directly through the Fund, you can do so by mail or by telephone once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to:

* by Regular U.S. Mail or by Overnight Mail	Conestoga Small Cap Fund c/o Mutual Shareholder Services 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147

The Fund will not accept third-party checks (originally payable to someone other than you or the Fund).

Additional purchases may be made by mail, using the addresses above, or by calling 1-800-494-2755. Payment for additional shares must be made by check, bank draft, money order or by wire. To pay by wire, you should:

h by Wire	Call the Fund at 1-800-494-2755 prior to the close of regular trading on the NYSE before wiring any funds to give notice of the purchase and to receive specific instructions. You will be asked to specify the number or dollar amount of shares that you wish to buy. Funds must be wired the same day that your trade is placed.

Pre-Authorized Investment Plan. You can also purchase Investors Class and Institutional Class shares of the Small Cap Fund through a pre-authorized investment plan. Under the plan, your personal bank account is automatically debited on a monthly or quarterly basis to purchase Investors Class shares or Institutional Class shares of the Small Cap Fund, as applicable. You will receive the NAV as of the date the debit is made. To set up your plan, please call the Fund at 1-800-494-2755. The minimum amount to purchase shares of the Small Cap Fund through a pre-authorized investment plan is $500.

Retirement Plans. You can purchase Investors Class shares of the Fund as part of your retirement portfolio. Your Authorized Dealer can set up your new account under one of several tax-deferred retirement plans, including IRAs and Keoghs. Please contact your Authorized Dealer or the Fund for details regarding an IRA, Keogh or other retirement plan that works best for your financial situation.

Frequent Purchases, Exchanges and Redemptions of Fund Shares (“Market Timing”)

Market Timing can be defined as any attempt to use past prices and other market-generated data to forecast future prices of securities or indexes, whether long-term or intra-day. Market timers evaluate various economic or stock market indicators to determine when to buy or sell securities. Timing may include charting, momentum investing, and quantitative analysis using various algorithms, artificial intelligence or charting techniques. Investors engage in Market Timing in the belief that, by avoiding periods of market weakness and participating in periods of strength, they should be able to realize superior returns. Market Timing increases Fund expenses to all shareholders as a result of increased portfolio turnover. In addition, Market Timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Trust neither encourages nor accommodates Market Timing of the Fund’s shares. To this end, the Board has adopted policies and procedures with respect to Market Timing. In order to prevent or minimize Market Timing, the Fund employ “fair value” pricing to decrease the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to Market Timing activity. Specifically, in identifying Market Timing activity, we consider, among other things, the frequency of trades, whether trades are combined with a group of shareholders, or whether trade orders are placed with a group of shareholders, or whether a trade order was placed through a securities dealer or financial intermediary. Under the Fund’s policies and procedures, at each meeting of the Board of Trustees of the Trust, the Adviser is required to present a written report of any Fund accounts that were prohibited from making additional purchases during the previous quarter.

Prevention. The fair valuation of portfolio securities traded outside the U.S. may prove to be a deterrent to Market Timing by seeking to resolve any discrepancies between the valuation of these securities as of the close of the relevant foreign market and the perceived value of these securities at the time the Fund calculates its NAV per share, based on developments in the U.S. market occurring after the foreign market close. With respect to portfolio securities traded in the U.S., fair valuation is most frequently used to price portfolio securities for which a market quotation is not readily available, for example, in situations when a security is thinly traded or when trading in a security has been halted by the relevant exchange. Fair valuation in this context generally is not expected to be a significant deterrent to Market Timing. When fair valuing portfolio securities, the Trust follows its Fair Valuation Procedures.

▪	Detection and Remedies. Frequent trading by a shareholder is a characteristic that helps identify the activity suspected of being Market Timing. The Adviser monitors shareholder activity reports on a weekly and monthly basis for suspected Market Timing based on short-term purchase/sale activity indicative of Market Timing with another fund family or investment option. Short-term purchase/sale activity is defined as a purchase of the Fund, subsequent redemption and re-purchase of the Fund within 30 days of the initial purchase. Reports include direct and “disclosed” accounts and omnibus accounts of financial intermediaries. If the value of the activity and frequency indicates that a direct account may be engaging in short-term purchase/sale activity, the Adviser will instruct the Fund’s transfer agent to freeze the account to liquidation only.

Specifically, focus is placed on reviewing substantial redemptions, which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity. If short-term trading trends are detected, an appropriate course is taken. The Fund reserves the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions representing frequent trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment. These restrictions apply uniformly among all shareholders.

▪	Cooperation. Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited, and the Fund cannot guarantee to identify or prevent every instance of inappropriate trading.

In most cases, the Fund depends on cooperation from financial intermediaries with respect to monitoring and discouraging Market Timing. This cooperation may be proactive or reactive, depending on the system capabilities and processes of a particular financial intermediary. The Fund often does not have immediate access to individual account-level activity for those investing through an intermediary and generally must request information about this activity rather than receiving it automatically. In addition, not all intermediaries maintain the types of sophisticated transaction tracking systems that permit them to apply the types of reviews applied by the Fund.

If the value and frequency of the activity indicates that one or more underlying accounts may be engaging in short-term purchase/sale activity, the Adviser will instruct the financial intermediary to freeze the underlying account to liquidation only. Each financial intermediary may have unique capabilities and processes for handling these situations. The Adviser will work with the financial intermediary to implement the solution that is most consistent with this policy and the intermediary’s capabilities.

As noted above, the Fund reserves the right in its sole discretion to reject purchase and exchange orders. The Fund does not have any arrangements intended to permit trading in contravention of the policies described in this section of the Prospectus. The Fund may modify the Market Timing policies at any time.

Exchanging Shares

Investors Class shares of the Fund may be exchanged for Investors Class or Institutional Class shares of the Conestoga SMid Cap Fund (depending on which class an investor qualifies for). Existing holders of Investors Class shares of the Conestoga Small Cap Fund who are eligible to hold Institutional Class shares of the Small Cap Fund may exchange their Investors Class Shares for Institutional Class shares of the Small Cap Fund. When you exchange shares of the Fund for shares of the Conestoga SMid Cap Fund, you are selling your Fund shares and buying shares of the Conestoga SMid Cap Fund, which is a taxable event. Your sale price and purchase price will be based on the NAV next calculated after the Fund or Authorized Dealer receives your exchange request.

How to Exchange Shares

You may exchange shares by contacting the Fund directly by mail or calling 1-800-494-2755. The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may terminate or suspend your exchange privilege if you engage in a pattern that is excessive, as determined in the sole discretion of the Fund.

How to Redeem Shares

You may redeem shares on any business day through the Fund or your Authorized Dealer.

Redemption Procedures

Method of Redemption	Instructions
To redeem your shares by mail, you should send the Fund a signed letter of instruction indicating your fund account number, amount of redemption, and where to send the proceeds. Please make sure all parties required to sign the redemption request have done so. Send your request to:

* by Regular U.S. Mail or by Overnight Mail	Conestoga Small Cap Fund c/o Mutual Shareholder Services 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147
( by Telephone	To redeem your shares by telephone, call the Fund at 1-800-494-2755 or your Authorized Dealer between the hours of 9:30 a.m. and 4:00 p.m. Eastern Time on any business day. You may redeem your shares by telephone only if you have authorized telephone redemption on your account application.

Payment for Redeemed Shares

Payment for redeemed shares will be made by mailing a check to you, generally within three business days, but in no case longer than seven days, after your request is received in proper form. If you would like payment for redeemed shares through wire transfer, your funds will generally be wired the business day following the day your redemption request is received in proper form, but in no case take longer than seven days. To receive your proceeds by wire, you should provide the Fund with the name, location, ABA or bank routing number of your bank and your bank account number. Sufficient information must be included in your redemption request for the Fund to process the order.

Additional Information About Redemptions

Systematic Withdrawal Plan. Under a systematic withdrawal plan, you may withdraw a set amount ($250 minimum) at regular time intervals as long as you have a beginning account balance of at least $10,000 for Investors Class shares or $250,000 for Institutional Class shares. If you would like to take advantage of this or any other shareholder services that the Fund provides, please call your account representative at 1-800-494-2755 to obtain the appropriate forms. This or other shareholder services may be changed or terminated at any time with 60 days’ notice to shareholders.

Waiting period. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

Signature guarantees. If your redemption proceeds exceed $10,000, or if you instruct the Fund to send the proceeds to someone other than the record owner at the record address, or if you are a corporation, partnership, trust or fiduciary, your signature must be guaranteed by any eligible guarantor institution. Signatures may be guaranteed only by one of the following: a U.S. bank, trust company, credit union or savings association; a foreign bank that has a U.S. correspondent bank; a U.S. registered dealer or broker in securities, municipal securities or government securities; or a U.S. national securities exchange, a registered securities association or a clearing agency.

If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Telephone policies. To purchase, exchange or sell shares by telephone directly through the Fund, you must authorize the Fund to accept telephone instructions. If you do, the Fund will accept instructions from people who it believes are authorized to act on your behalf. The Fund will use reasonable procedures (such as requesting personal identification) to ensure that the caller is properly authorized. Neither the Fund nor the Transfer Agent will be liable for losses for following instructions reasonably believed to be genuine. During times of extreme economic or market conditions, you may experience difficulty in contacting your account representative by telephone to purchase, exchange or request a redemption of shares. If this occurs, please consider using the other purchase, exchange or redemption procedures described in this Prospectus. Alternative procedures may take longer to purchase, exchange or redeem your shares.

Automatic redemption; redemption in kind. If the value of your account falls below $2,500 for Investors Class shares or $250,000 for Institutional Class shares (for reasons other than changes in the value of your shares), the Trust may automatically liquidate your account and send you the proceeds. The Trust will send you a notice at least 60 days before doing this. To the extent allowed under applicable law, the Trust also reserves the right to redeem your shares “in kind.” For example, if you redeem a large number of shares and the Fund is unable to sell securities to raise cash, the Trust may send you shares of securities of comparable value from the Fund’s portfolio. You will incur brokerage costs on the sale of shares of securities received in an in-kind distribution.

Suspension of the Right of Redemption. The Fund may suspend your right to redeem your shares under any of the following circumstances:

•	during non-routine closings of the NYSE;

•	when the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
•	when the SEC orders a suspension to protect the Fund’s shareholders.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan on behalf of its Investors Class and Institutional Class shares, under which shareholder servicing agents provide administrative and support services to their customers. The Shareholder Servicing Plan was also adopted on behalf of Investors Class shares and Institutional Class shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. These services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from Investors Class shares and Institutional Class shares of the Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services, the Fund, on behalf of Investors Class shares and Institutional Class shareholders may pay a fee at an annual rate of up to 0.25% of the average daily net assets of the shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor “no transaction fee” or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically. The Fund does not intend to pay more than 0.10% in servicing fees for Institutional Class shares through September 30, 2016. After such date, the Board of Trustees may determine to increase the amount of such fees without a vote of the Fund’s Institutional Class shareholders.

In no event will the Fund pay more than 0.25% in shareholder servicing fees for its Investors Class shares or Institutional Class shares.

Distribution Plan for Investors Class Shares

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay fees from its Investors Class shares assets for selling and distributing Investors Class Shares. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Investors Class shares of the Fund can pay distribution (12b-1) fees at an annual rate of up to 0.25% of the Fund’s Investors Class share assets. The Fund does not intend to pay more than 0.05% in distribution fees through September 30, 2016. After such date, the Board of Trustees may determine to increase the amount of such fees without the vote of the Fund’s Investors Class shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund passes along investment earnings to you in the form of dividends and capital gains distributions. Dividends are the net income from investments after expenses. The Fund declares and pays dividends from its net investment income annually. If there are any short-term capital gains on the sale of investments, they are distributed as necessary. Normally, the Fund will pay any long-term capital gains once a year.

You can receive dividends and distributions in one of the following ways:

•	Reinvestment. You can automatically reinvest your dividends and distributions in additional shares of the Fund. This option is followed by the Fund unless you indicate another choice on your account application.
•	Cash. The Fund will send you a check no later than seven days after the payable date.
•	Partial reinvestment. The Fund will automatically reinvest the dividends in additional shares of the Fund and pay your capital gain distributions to you in cash. Or, the Fund will automatically reinvest your capital gain distributions and send you your dividends in cash.
•	Direct deposit. In most cases, you can automatically transfer dividends and distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer the funds within seven days of the payment date. To receive dividends and distributions this way, the name on your bank account must be the same as the registration on your Fund account.

You may choose your distribution method on your original account application. If you would like to change the option you selected, please call the Fund at 1-800-494-2755 or contact your Authorized Dealer.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of the Fund will generally be taxable to you as long-term capital gain. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is generally 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to dividends received by the Fund from U.S. and certain ”qualified” foreign corporations (“qualifying dividends”) will generally be taxed at long-term capital gain rates, as long as certain other requirements are met. The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations. For these lower rates to apply to Fund distributions, the non-corporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A portion of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This amount may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse result is known as “buying into a dividend.”

Sales, Exchanges and Redemptions. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange of your shares of the Fund for shares of the Conestgoa SMid Cap Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, unless you borrowed to acquire the shares.

Backup Withholding. The Fund will be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross sale proceeds payable to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to backup withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to backup withholding when required to do so or that he or she is an “exempt recipient.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss) and dividends attributable to the Fund’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund. Generally, to obtain the benefit of any such exemptions, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN or Form W-8BEN-E, as applicable.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor's income and gain from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exception from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. Distributions of ordinary income and capital gains, and gains from the sale, exchange or redemption of your Fund shares, are generally subject to state and local taxes. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Additional information about taxes is provided in the SAI.

ADDITIONAL INFORMATION

Performance

Financial publications may compare the Fund’s performance to the performance of various indexes and investments for which reliable performance data is available. These publications may also compare the Fund’s performance to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In addition, from time to time, the Fund may advertise total return information. Total return information will be calculated according to rules established by the SEC and will not include any fees charged by Authorized Dealers.

Shareholder Communications

The Fund may eliminate duplicate mailings of Fund materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund sends these documents to each shareholder individually by calling the Trust at 1-800-494-2755.

SMALL CAP FUND FINANCIAL HIGHLIGHTS

Institutional Class shares of the Fund commenced operations on August 13, 2014. The Fund’s Investors Class began operations on October 1, 2002. The financial highlights tables are intended to help you understand the financial performance of the Fund. The tables below represent the financial results for a single share of each share class of the Fund. Prior to August 13, 2014, the Fund offered one class of shares, which was renamed Investors Class shares. The total return in the table represents the rate that an investor would have earned assuming the reinvestment of all dividends and distributions.

The information for the fiscal years or periods ended September 30, 2015, 2014, 2013, 2012, and 2011 has been audited by BBD, LLP, whose report, along with the Fund’s financial statements are incorporated by reference in the SAI, which is available upon request by calling toll-free 1-800-494-2755 or on the internet at www.conestogacapital.com. For a share outstanding throughout each year or period:

CONESTOGA SMALL CAP FUND

INSTITUTIONAL CLASS

Financial Highlights

Selected data for a share outstanding throughout each period:

	For the Year Ended 9/30/2015	For the Period Ended 9/30/2014*

Net asset value – beginning of period	$30.73	$32.18

From Operations
Net investment loss(b)	(0.09)	(0.01)
Net realized and unrealized loss on investments	2.91	(1.44)
Total from investment operations	2.82	(1.45)

Net asset value – end of period	$33.55	$30.73

Total return	9.18%	(4.51)%
Ratios/supplemental data
Net assets – end of period (thousands)	$155,067	$43,355

Before waivers
Ratio of expenses to average net assets	1.09%	1.09%
Ratio of net investment loss to average net assets	(0.44)%	(0.40)%

After waivers
Ratio of expenses to average net assets	0.90%	0.90%
Ratio of net investment loss to average net assets	(0.25)%	(0.20)%

Portfolio turnover rate	11.66%	18.13%

* For the period August 13, 2014 (commencement of operations of Small Cap Institutional Class) through September 30, 2014.

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(b) Not Annualized.

(c) Annualized.

CONESTOGA SMALL CAP FUND

INVESTORS CLASS

Financial Highlights

Selected data for a share outstanding throughout each year:

	For the Year Ended 9/30/2015	For the Year Ended 9/30/2014	For the Year Ended 9/30/2013	For the Year Ended 9/30/2012	For the Year Ended 9/30/2011

Net asset value – beginning of year	$30.72	$33.59	$24.90	$20.43	$19.28

From Operations
Net investment loss(a)	(0.13)	(0.22)	(0.02)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	2.88	(2.02)	8.83	5.10	1.23
Total from investment operations	2.75	(2.24)	8.81	4.98	1.15

Distributions to shareholders
From net investment income	-	-	-	-	-
From net realized capital gains	-	(0.63)	(0.12)	(0.51)	-
Total distributions	-	(0.63)	(0.12)	(0.51)	-

Net asset value – end of year	$33.47	$30.72	$33.59	$24.90	$20.43

Total Returns	8.95%	(6.96)%	35.59%	24.61%	5.96%
Ratios/supplemental data
Net assets – end of year (thousands)	$436,556	$618,488	$548,979	$297,001	$133,214

Before waivers
Ratio of expenses to average net assets	1.30%	1.24%	1.21%	1.22%	1.27%
Ratio of net investment loss to average net assets	(0.57)%	(0.78)%	(0.20)%	(0.62)%	(0.53)%

After waivers
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets	(0.37)%	(0.64)%	(0.09)%	(0.50)%	(0.36)%

Portfolio turnover rate	11.66%	18.13%	14.98%	16.42%	18.03%

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

CONESTOGA SMALL CAP FUND

CrossPoint at Valley Forge

550 E. Swedesford Road, Suite 120 East

Wayne, PA 19087

1-800-494-2755

INVESTMENT ADVISER

Conestoga Capital Advisors, LLC

CrossPoint at Valley Forge

550 E. Swedesford Road, Suite 120 East

Wayne, PA 19087

TRANSFER, SHAREHOLDER SERVICING, DIVIDEND DISBURSING and ACCOUNTING SERVICING AGENT

Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

1-800-494-2755

COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

CUSTODIAN

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor

Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year or period.

The SAI, which provides a more complete discussion of several of the matters contained in this Prospectus, is incorporated by reference. To obtain a free copy of the SAI or any shareholder report, or to make any other inquiries about the Fund, you may call the Fund at 1-800-494-2755 or write to the Fund at Conestoga Funds, CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120, Wayne, PA 19087, or call your Authorized Dealer.

You may also review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 to obtain information on the operation of the SEC’s Public Reference Room. This information is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

You may also obtain a copy of the Fund’s prospectus, SAI, annual and semi-annual reports free of charge from Conestoga Funds’ worldwide web site at http://www.conestogacapital.com.

Investment Company Act File No. 811-21120

CONESTOGA FUNDS

CONESTOGA SMID CAP FUND

Nasdaq Symbols: Investors Class – CCSMX

Institutional Class – CCSGX

Prospectus Dated:

January 31, 2016

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Conestoga Funds • CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087

1-800-494-2755

www.conestogacapital.com

info@conestogacapital.com

This Page Intentionally Left Blank

Summary Section	4
Conestoga SMid Cap Fund	4
Investments	8
Risk Factors	8
Management of the Fund	11
How the Fund Values Its Shares	13
Investing in the Fund	14
Dividends, Distributions and Taxes	23
Additional Information	27
Financial Highlights	28

CONESTOGA SMID CAP FUND

Investment Objective

The Conestoga SMid Cap Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga SMid Cap Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Investors Class	Institutional Class
Management	0.85%	0.85%
Distribution (12b-1) Fees	0.25%(1)	0.00%
Other Expenses	1.15%	0.87%
Service Fees(2)	0.25%	0.10%
Other Operating Expenses	0.90%	0.77%
Total Annual Fund Operating Expenses	2.25%	1.72%
Expense Limitation(3)	(0.90)%	(0.62)%
Total Annual Fund Operating Expenses After Expense Limitation	1.35%	1.10%

(1) The Board of Trustees of the Trust will limit the Distribution (12b-1) Fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors class shares until at least September 30, 2016.

(2) The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investor Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and the Fund’s Institutional Class shareholders, respectively.

(3) Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’(excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2017, subject to termination at any time at the option of the Board of Trustees. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two fiscal years from the fiscal year in which the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Conestoga SMid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investors Class	$137	$617	$1,123	$2,515
Institutional Class	$112	$481	$875	$1,979

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (ended September 30, 2015), the Fund’s portfolio turnover rate was 12.63% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-to-mid (“smid”) capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. “Small and Mid-cap companies” are companies that, at the time of initial purchase, have market capitalizations between $250 million and $12 billion. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in Small and Mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities.

Principal Risks

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

•	The market values of securities acquired by the Fund decline;
•	The Adviser does not execute the Fund’s principal investment strategies effectively;
•	A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;
•	A company’s earnings do not increase as expected;
•	Small and Mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies;

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten year periods compare with those of broad measures of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual_funds.htm.

The returns below represent the returns for Investors Class shares of the SMid Cap Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the SMid Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 12/31/2015: 5.88%. During the same period, the Fund’s worst performing quarter was for the three months ended 09/30/2014: -7.62%.

This table compares the Fund’s average annual total returns for Investors Class shares for the periods ended December 31, 2015 to those of the Russell 2500 Index and the Russell 2500 Growth Index. Institutional Class shares and Investors Class shares of the SMid Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Future results may be different from those shown.

Average Annual Total Returns as of 12/31/15	One Year	Since Inception
Conestoga SMid Cap Fund – Investors Class (Inception 01/21/14):
Return Before Taxes	-0.11%	-4.31%
Return After Taxes on Distributions	-0.11%	-4.31%
Return After Taxes on Distributions and Sale of Fund Shares	-0.06%	-3.27%
Conestoga SMid Cap Fund – Institutional Class (Inception 12/15/14):*	0.11%	3.11%
Russell 2500 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	-2.90%	1.96%
Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	-0.19%	3.37%

*Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Investment Adviser

Conestoga Capital Advisors, LLC (“Conestoga” or the “Adviser”).

Portfolio Managers

Lead Portfolio Managers - Robert M. Mitchell, Managing Partner and Chief Investment Officer of Conestoga and Derek S. Johnston, CFA, Portfolio Manager at Conestoga.

Co-Portfolio Manager - Joseph F. Monahan, CFA, Managing Partner and Director of Research of Conestoga.

Messrs. Mitchell and Monahan have been managing the Fund since its inception in 2014. Mr. Johnston has been managing the Fund since 2016.

Purchase and Sale of Fund Shares

You can buy shares of the Fund, as a new shareholder or for a retirement plan, with a minimum initial investment of $2,500 for the Investors Class and $250,000 for the Institutional Class; there is no minimum for subsequent investments. The minimum initial investment under an automatic investment plan is $500, with no minimum for subsequent investments. The minimum initial investment amounts may be reduced or waived in some cases.

If you wish to purchase or redeem shares directly through the Fund, you can do so by mail or by telephone on any business day once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to: Conestoga SMid Cap Fund c/o Mutual Shareholder Services 8000 Town Centre Dr. Suite 400 Broadview Heights, OH 44147. Additional purchases may be made by using the Fund’s mailing address, or by calling 1-800-494-2755. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Tax Information

The Fund’s distributions are taxable, and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

INVESTMENTS

Principal Investments — Additional Information

This Prospectus describes the Conestoga SMid Cap Fund (the “Fund”), which is currently offered by Conestoga Funds (the “Trust”).

The Fund’s investment objective, long-term growth of capital, is fundamental and may not be changed except by the vote of a majority (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund’s outstanding voting shares.

Equity securities which the Fund may purchase under normal circumstances to achieve its investment objective include: ADRs, domestic and foreign common or preferred stocks, rights and warrants. For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

▪	ADRs. ADRs are receipts for foreign company shares held by a United States depositary institution, entitling the holder to all dividends and capital gains of the underlying shares. ADRs are quoted in U.S. dollars and are traded on U.S. exchanges.
▪	Common stock. Common stock is a type of security that represents ownership in a corporation. Common stocks generally have outperformed bonds and preferred shares over long-term investment periods. Holders of common stock exercise control by electing a board of directors and voting on corporate policy but are on the bottom of the priority ladder in the event of liquidation. Common stockholders have rights to a company’s assets only after bond holders, preferred shareholders and other debt holders are paid in full.

For a more complete description of which securities the Fund can invest in and securities ratings, see the Statement of Additional Information (“SAI”).

RISK FACTORS

As with all mutual funds, investing in the Fund involves certain risks. There is no guarantee that the Fund will meet its investment objective, and there is never any assurance of future performance. You can lose money by investing in the Fund. The Fund may use various investment techniques, some of which involve greater amounts of risk than others. To reduce risk, the Fund is subject to certain limitations and restrictions on its investments, which are described in more detail in the SAI.

The Fund is subject to the following principal risks:

▪	Equity risk. Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.
▪	Market risk. Market risk is the risk that the market value of a security may go up or down, sometimes rapidly and unpredictably because of economic changes or other events that affect individual issuers or large portions of the market. These fluctuations may cause the security to be worth more or less than it was at the time it was acquired. Market risk may involve a single security or a particular sector.
▪	Management risk. Management risk is the risk that the Fund’s management team’s investment strategies may not produce the intended results. Management risk also involves the possibility that the Fund’s management teams fail to execute an investment strategy effectively.
▪	Small company risk. Small company risk is a particularly pronounced risk for the Fund because it invests a significant percentage of its assets in the stocks of companies with relatively small market capitalizations. The stocks of these companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.
▪	Mid cap stock risk. Mid cap stock risk is particularly pronounced for the Fund because it invests a significant percentage of its assets in the stocks at companies with medium market capitalizations. Mid cap stock risk is the risk that medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

▪	Foreign investment risk. Foreign investment risk is the risk involved with the Fund’s investments in foreign companies. Foreign investments pose additional risks including those relating to political, economic and regulatory events and circumstances unique to a country or region will affect those markets and their issuers. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. In addition, foreign securities markets may be less liquid, more volatile and subject to less governmental supervision than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks. These factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
▪	Currency risk. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.
▪	Large redemption risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

MANAGEMENT OF THE FUND

About the Conestoga Funds

The Board of Trustees (the “Board”) of the Trust has the overall responsibility for the management of the Fund.

Investment Adviser

Conestoga Capital Advisors, LLC (“Conestoga” or the “Adviser”), a Delaware limited liability company registered as an investment adviser with the U.S. Securities and Exchange Commission (“SEC”), is the investment adviser of the Fund. The Adviser is located at CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087. As of December 31, 2015, the Adviser managed approximately $1.59 billion for numerous institutional and individual clients.

The Adviser supervises and assists in the overall management of the affairs of the Trust and the Fund, subject to oversight by the Board.

As compensation for advisory services to the Fund, the Adviser is entitled to an advisory fee of 0.85% of the average daily net assets of the Fund. The Adviser has contractually agreed to limit the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2017, subject to termination at any time at the option of the Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between “Total Annual Fund Operating Expenses” and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed two fiscal years from the fiscal year in which the waiver or reimbursement was made, to the extent that such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The Adviser, at its own expense, and from its own resources and without reimbursement from the Fund, may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund, subject to applicable laws and regulations.

A discussion regarding the Board’s basis for approving the Fund’s investment advisory agreement is included in the Fund’s semi-annual report for the fiscal period ended March 31, 2015.

SMid Cap Fund Portfolio Managers

Derek S. Johnston, CFA, Robert M. Mitchell and Joseph F. Monahan, CFA, are primarily responsible for the day-to-day management of the Fund’s portfolio. Derek S. Johnston, CFA, and Robert M. Mitchell are the lead portfolio managers of the Fund.

Derek S. Johnston has served as co-portfolio manager of the Fund since 2016. Mr. Johnston joined Conestoga in June 2015 and is responsible for providing equity research for the Small, SMid and Mid Cap equity strategies. He also supports the small cap research effort covering several names held in the small cap strategy. Prior to joining Conestoga, Mr. Johnston was a Co-Portfolio Manager for small and smid cap portfolios at 300 North Capital, LLC, where he worked from 2008-2015. He previously served as an Equity Research Analyst for small cap equities at Engemann Asset Management and an Equity Research Associate at Banc of America Securities. He has been a CFA Institute Charterholder since 2003.

Robert M. Mitchell also has served as co-portfolio manager of the Fund since its inception in 2014. As co-founder of the Adviser, Mr. Mitchell has served as Chief Investment Officer since January 1, 2014 and managing partner since 2001, where he is responsible for directing the firm’s equity portfolio management process and employing the firm’s fundamental research approach to selecting securities.

Joseph F. Monahan also has served as co-portfolio manager of the SMid Cap Fund since its inception in 2014. Mr. Monahan joined Conestoga in December of 2008 from McHugh Associates. He is a Portfolio Manager and Senior Research Analyst for the Small and SMid Cap equity strategies. Prior to joining McHugh in 2001, Mr. Monahan was a Vice President and Portfolio Manager at Pitcairn Trust Company. He is a CFA Charterholder and a member of the CFA Society of Philadelphia.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

HOW THE FUND VALUES ITS SHARES

The Fund calculates its share price for each class of shares, called its net asset value per share (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”), which is normally at 4:00 p.m. Eastern Time. A business day is a day on which the NYSE is open for trading.

The NAV for each share class of the Fund is calculated by dividing the value of the Fund’s net assets attributed to that class by the number of the Fund’s outstanding shares of that class.

You can request the Fund’s current NAV by calling the Fund at 1-800-494-2755 or your Authorized Dealer, as defined below. The NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

Securities owned by the Fund that are listed primarily on foreign exchanges may trade on weekends or on other days on which the Fund does not price its shares. In this case, the value of the Fund’s shares may change on days when you are not able to buy or sell shares.

The Fund values its investments based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board. The Board has delegated the fair valuation of the Fund’s portfolio securities to a Pricing Committee. The Pricing Committee is comprised of the Adviser’s personnel and may also include one or more Trustees. The Committee determines a portfolio security’s fair value in accordance with guidelines approved by the Board. The Committee periodically presents reports of its activities to the Board.

A security’s market quotation may not be considered “readily available” in situations in which: (i) a quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that dealer; (ii) there is no market quotation available because the security is restricted or not actively traded; (iii) the security’s price includes a component for dividends or interest income accrued; or (iv) spreads between bids and asked prices are so large as to render them questionable.

A portfolio security may be fair valued if significant events have occurred that may affect the value of the security, including, but not limited to, natural disasters, armed conflicts, and significant government actions. In this regard, consideration must be given to significant events (especially with respect to foreign securities) that have occurred after the exchange or market has closed but before the time as of which the Fund’s NAV is calculated. Significant events may relate to a single issuer or to an entire market sector. In addition, significant fluctuations in domestic or foreign markets may constitute a significant event.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair valuation of one or more securities may not, in retrospect, reflect the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale, exchange or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

INVESTING IN THE FUND

This section provides information to assist you in buying, exchanging and redeeming shares of each class the Fund. You may buy, exchange or redeem shares on any business day at a price based on the NAV that is calculated after you place your order. Please read the entire Prospectus carefully before buying shares of the Fund.

How to Purchase Shares

You may purchase shares of the Fund through a broker-dealer with whom the Fund’s distributor has entered into a sales agreement (an “Authorized Dealer”) or directly from the Fund. The Fund will be deemed to have received a purchase, exchange or redemption order when an Authorized Dealer accepts the order. Authorized Dealers may charge a fee for handling your purchase, exchange or redemption order. If you place your order before the close of regular trading on the NYSE, you will receive the NAV that the Fund calculates that day. Orders placed after the close of regular trading on the NYSE will be priced at the next NAV that is calculated. The Fund reserves the right to reject any request to purchase shares of the Fund. The minimum investment requirement for Institutional Class shares of the Fund may be waived for the Trustees of Conestoga Funds.

The minimum initial investment is $2,500 for the Investors Class and $250,000 for the Institutional Class; there is no minimum for subsequent investments.

Institutional Class and Investors Class shares have different expenses and other characteristics. Investors Class shares have higher annual expenses than Institutional Class shares. The performance of these share classes will differ due to the difference in expenses.

Institutional Class shares are for individual investors and for certain institutional investors investing for their own or their customers’ account. Investors Class shares are for investments made through certain financial institutions or intermediaries.

Purchase Procedures

If you choose to purchase shares of the Fund through an Authorized Dealer, you should contact the Authorized Dealer in person or by telephone.

The Fund has established an anti-money laundering compliance program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 “USA PATRIOT Act”. In order to ensure compliance with this law, the Fund must obtain the following information for all registered owners and all authorized individuals (corporate accounts require additional documentation):

▪	Full name;
▪	Date of birth;
▪	Social Security number; and
▪	Permanent street address (a post office box is not acceptable).

Please note that your application will be returned if any information is missing. If you require additional assistance when completing your application, please call 1-800-494-2755.

If you wish to purchase shares directly through the Fund, you can do so by mail or by telephone once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to:

* by Regular U.S. Mail or by Overnight Mail	Conestoga SMid Cap Fund c/o Mutual Shareholder Services 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147

The Fund will not accept third-party checks (originally payable to someone other than you or the Fund).

Additional purchases may be made by mail, using the addresses above, or by calling 1-800-494-2755. Payment for additional shares must be made by check, bank draft, money order or by wire. To pay by wire, you should:

h by Wire	Call the Fund at 1-800-494-2755 prior to the close of regular trading on the NYSE before wiring any funds to give notice of the purchase and to receive specific instructions. You will be asked to specify the number or dollar amount of shares that you wish to buy. Funds must be wired the same day that your trade is placed.

Pre-Authorized Investment Plan. You can also purchase Investors Class and Institutional Class shares of the Fund through a pre-authorized investment plan. Under the plan, your personal bank account is automatically debited on a monthly or quarterly basis to purchase Investors Class shares of the Fund. You will receive the NAV as of the date the debit is made. To set up your plan, please call the Fund at 1-800-494-2755. The minimum amount to purchase Investors Class shares of the Fund through a pre-authorized investment plan is $500.

Retirement Plans. You can also purchase shares of the Fund as part of your retirement portfolio. Your Authorized Dealer can set up your new account under one of several tax-deferred retirement plans, including IRAs and Keoghs. Please contact your Authorized Dealer or the Fund for details regarding an IRA, Keogh or other retirement plan that works best for your financial situation.

Frequent Purchases, Exchanges and Redemptions of Fund Shares (“Market Timing”)

Market Timing can be defined as any attempt to use past prices and other market-generated data to forecast future prices of securities or indexes, whether long-term or intra-day. Market timers evaluate various economic or stock market indicators to determine when to buy or sell securities. Timing may include charting, momentum investing, and quantitative analysis using various algorithms, artificial intelligence or charting techniques. Investors engage in Market Timing in the belief that, by avoiding periods of market weakness and participating in periods of strength, they should be able to realize superior returns. Market Timing increases Fund expenses to all shareholders as a result of increased portfolio turnover. In addition, Market Timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Trust neither encourages nor accommodates Market Timing of the Fund’s shares. To this end, the Board has adopted policies and procedures with respect to Market Timing. In order to prevent or minimize Market Timing, the Fund employs “fair value” pricing to decrease the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to Market Timing activity. Specifically, in identifying Market Timing activity, we consider, among other things, the frequency of trades, whether trades are combined with a group of shareholders, or whether trade orders are placed with a group of shareholders, or whether a trade order was placed through a securities dealer or financial intermediary. Under the Fund’s policies and procedures, at each meeting of the Board of Trustees of the Trust, the Adviser is required to present a written report of any Fund accounts that were prohibited from making additional purchases during the previous quarter.

Prevention. The fair valuation of portfolio securities traded outside the U.S. may prove to be a deterrent to Market Timing by seeking to resolve any discrepancies between the valuation of these securities as of the close of the relevant foreign market and the perceived value of these securities at the time the Fund calculates its NAV per share, based on developments in the U.S. market occurring after the foreign market close. With respect to portfolio securities traded in the U.S., fair valuation is most frequently used to price portfolio securities for which a market quotation is not readily available, for example, in situations when a security is thinly traded or when trading in a security has been halted by the relevant exchange. Fair valuation in this context generally is not expected to be a significant deterrent to Market Timing. When fair valuing portfolio securities, the Trust follows its Fair Valuation Procedures.

▪	Detection and Remedies. Frequent trading by a shareholder is a characteristic that helps identify the activity suspected of being Market Timing. The Adviser monitors shareholder activity reports on a weekly and monthly basis for suspected Market Timing based on short-term purchase/sale activity indicative of Market Timing with another fund family or investment option. Short-term purchase/sale activity is defined as a purchase of the Fund, subsequent redemption and re-purchase of the Fund within 30 days of the initial purchase. Reports include direct and “disclosed” accounts and omnibus accounts of financial intermediaries. If the value of the activity and frequency indicates that a direct account may be engaging in short-term purchase/sale activity, the Adviser will instruct the Fund’s transfer agent to freeze the account to liquidation only.

Specifically, focus is placed on reviewing substantial redemptions, which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity. If short-term trading trends are detected, an appropriate course is taken. The Fund reserves the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions representing frequent trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment. These restrictions apply uniformly among all shareholders.

▪	Cooperation. Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited, and the Fund cannot guarantee to identify or prevent every instance of inappropriate trading.

In most cases, the Fund depends on cooperation from financial intermediaries with respect to monitoring and discouraging Market Timing. This cooperation may be proactive or reactive, depending on the system capabilities and processes of a particular financial intermediary. The Fund often does not have immediate access to individual account-level activity for those investing through an intermediary and generally must request information about this activity rather than receiving it automatically. In addition, not all intermediaries maintain the types of sophisticated transaction tracking systems that permit them to apply the types of reviews applied by the Fund.

If the value and frequency of the activity indicates that one or more underlying accounts may be engaging in short-term purchase/sale activity, the Adviser will instruct the financial intermediary to freeze the underlying account to liquidation only. Each financial intermediary may have unique capabilities and processes for handling these situations. The Adviser will work with the financial intermediary to implement the solution that is most consistent with this policy and the intermediary’s capabilities.

As noted above, the Fund reserves the right in its sole discretion to reject purchase and exchange orders. The Fund does not have any arrangements intended to permit trading in contravention of the policies described in this section of the Prospectus. The Fund may modify the Market Timing policies at any time.

Exchanging Shares

Institutional Class and Investors Class shares of the Fund may be exchanged for Investors Class or Institutional Class shares of the Conestoga Small Cap Fund (depending on which class an investor qualifies for). Shareholders of the Fund who meet the eligibility and minimum investment requirements may exchange their shares for Institutional Class shares of the Conestoga Small Cap Fund. Existing holders of Investors Class shares of the Fund who are eligible to hold Institutional Class shares may exchange their Investors Class shares for Institutional Class shares of the Fund. When you exchange shares of the Fund for shares of the Conestoga Small Cap Fund, you are selling your Fund shares and buying shares of the Conestoga Small Cap Fund, which is a taxable event. Your sale price and purchase price will be based on the NAV next calculated after the Fund or Authorized Dealer receives your exchange request.

How to Exchange Shares

You may exchange shares by contacting the Fund directly by mail or calling 1-800-494-2755. The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may terminate or suspend your exchange privilege if you engage in a pattern that is excessive, as determined in the sole discretion of the Fund.

How to Redeem Shares

You may redeem shares on any business day through the Fund or your Authorized Dealer.

Redemption Procedures

Method of Redemption	Instructions
To redeem your shares by mail, you should send the Fund a signed letter of instruction indicating your fund account number, amount of redemption, and where to send the proceeds. Please make sure all parties required to sign the redemption request have done so. Send your request to:

* by Regular U.S. Mail or by Overnight Mail	Conestoga SMid Cap Fund c/o Mutual Shareholder Services 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147
( by Telephone	To redeem your shares by telephone, call the Fund at 1-800-494-2755 or your Authorized Dealer between the hours of 9:30 a.m. and 4:00 p.m. Eastern Time on any business day. You may redeem your shares by telephone only if you have authorized telephone redemption on your account application.

Payment for Redeemed Shares

Payment for redeemed shares will be made by mailing a check to you, generally within three business days, but in no case longer than seven days, after your request is received in proper form. If you would like payment for redeemed shares through wire transfer, your funds will generally be wired the business day following the day your redemption request is received in proper form, but in no case take longer than seven days. To receive your proceeds by wire, you should provide the Fund with the name, location, ABA or bank routing number of your bank and your bank account number. Sufficient information must be included in your redemption request for the Fund to process the order.

Additional Information About Redemptions

Systematic Withdrawal Plan. Under a systematic withdrawal plan, you may withdraw a set amount ($250 minimum) at regular time intervals as long as you have a beginning account balance of at least $10,000. If you would like to take advantage of this or any other shareholder services that the Fund provides, please call your account representative at 1-800-494-2755 to obtain the appropriate forms. This or other shareholder services may be changed or terminated at any time with 60 days’ notice to shareholders.

Waiting period. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

Signature guarantees. If your redemption proceeds exceed $10,000, or if you instruct the Fund to send the proceeds to someone other than the record owner at the record address, or if you are a corporation, partnership, trust or fiduciary, your signature must be guaranteed by any eligible guarantor institution. Signatures may be guaranteed only by one of the following: a U.S. bank, trust company, credit union or savings association; a foreign bank that has a U.S. correspondent bank; a U.S. registered dealer or broker in securities, municipal securities or government securities; or a U.S. national securities exchange, a registered securities association or a clearing agency.

If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Telephone policies. To purchase, exchange or sell shares by telephone directly through the Fund, you must authorize the Fund to accept telephone instructions. If you do, the Fund will accept instructions from people who it believes are authorized to act on your behalf. The Fund will use reasonable procedures (such as requesting personal identification) to ensure that the caller is properly authorized. Neither the Fund nor the Transfer Agent will be liable for losses for following instructions reasonably believed to be genuine. During times of extreme economic or market conditions, you may experience difficulty in contacting your account representative by telephone to purchase, exchange or request a redemption of shares. If this occurs, please consider using the other purchase, exchange or redemption procedures described in this Prospectus. Alternative procedures may take longer to purchase, exchange or redeem your shares.

Automatic redemption; redemption in kind. If the value of your account falls below $2,500 (for reasons other than changes in the value of your shares), the Trust may automatically liquidate your account and send you the proceeds. The Trust will send you a notice at least 60 days before doing this. To the extent allowed under applicable law, the Trust also reserves the right to redeem your shares “in kind.” For example, if you redeem a large number of shares and the Fund is unable to sell securities to raise cash, the Trust may send you shares of securities of comparable value from the Fund’s portfolio. You will incur brokerage costs on the sale of shares of securities received in an in-kind distribution.

Suspension of the Right of Redemption. The Fund may suspend your right to redeem your shares under any of the following circumstances:

•	during non-routine closings of the NYSE;
•	when the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
•	when the SEC orders a suspension to protect the Fund’s shareholders.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan on behalf of its Investors Class and Institutional Class shares, under which shareholder servicing agents provide administrative and support services to their customers. The Shareholder Servicing Plan was also adopted on behalf of Investors Class shares and Institutional Class shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. These services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from Investors Class shares and Institutional Class shares of the Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services, the Fund, on behalf of Investors Class shares and Institutional Class shareholders, may pay a fee at an annual rate of up to 0.25% of the average daily net assets of the shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor “no transaction fee” or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically. The Fund does not intend to pay more than 0.10% in servicing fees for Institutional Class shares through September 30, 2016. After such date, the Board of Trustees may determine to increase the amount of such fees without a vote of the Fund’s Institutional Class shareholders.

In no event will the Fund pay more than 0.25% in shareholder servicing fees for its Investors Class shares or Institutional Class shares.

Distribution Plan for Investors Class Shares

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay fees from its Investors Class shares assets for selling and distributing Investors Class Shares. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Investors Class shares of the Fund can pay distribution (12b-1) fees at an annual rate of up to 0.25% of the Fund’s Investors Class share assets. The Fund does not intend to pay more than 0.05% in distribution fees through September 30, 2016. After such date, the Board of Trustees may determine to increase the amount of such fees without the vote of the Fund’s Investors Class shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund passes along its investment earnings to you in the form of dividends and capital gains distributions. Dividends are the net income from investments after expenses. The Fund declares and pays dividends from its net investment income annually. If there are any short-term capital gains on the sale of investments, they are distributed as necessary. Normally, the Fund will pay any long-term capital gains once a year.

You can receive dividends and distributions in one of the following ways:

•	Reinvestment. You can automatically reinvest your dividends and distributions in additional shares of the Fund. This option is followed by the Fund unless you indicate another choice on your account application.
•	Cash. The Fund will send you a check no later than seven days after the payable date.
•	Partial reinvestment. The Fund will automatically reinvest the dividends in additional shares of the Fund and pay your capital gain distributions to you in cash. Or, the Fund will automatically reinvest your capital gain distributions and send you your dividends in cash.
•	Direct deposit. In most cases, you can automatically transfer dividends and distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer the funds within seven days of the payment date. To receive dividends and distributions this way, the name on your bank account must be the same as the registration on your Fund account.

You may choose your distribution method on your original account application. If you would like to change the option you selected, please call the Fund at 1-800-494-2755 or contact your Authorized Dealer.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax advisor for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of the Fund will generally be taxable to you as long-term capital gain. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is generally 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to dividends received by the Fund from U.S. and certain “qualified” foreign corporations (“qualifying dividends”) will generally be taxed at long-term capital gain rates, as long as certain other requirements are met. The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations. For these lower rates to apply to Fund distributions, the non-corporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A portion of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This amount may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse result is known as “buying into a dividend.”

Sales, Exchanges and Redemptions. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange of your shares of the Fund for shares of the Conestoga Small Cap Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, unless you borrowed to acquire the shares.

Backup Withholding. The Fund will be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross sale proceeds payable to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to backup withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to backup withholding when required to do so or that he or she is an “exempt recipient.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss) and dividends attributable to the Fund’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund. Generally, to obtain the benefit of any such exemptions, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN or W-8BEN-E, as applicable.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor's income and gain from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. Distributions of ordinary income and capital gains, and gains from the sale, exchange or redemption of your Fund shares, are generally subject to state and local taxes. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

Additional information about taxes is provided in the SAI.

ADDITIONAL INFORMATION

Performance

Financial publications may compare the Fund’s performance to the performance of various indexes and investments for which reliable performance data is available. These publications may also compare the Fund’s performance to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In addition, from time to time, the Fund may advertise total return information. Total return information will be calculated according to rules established by the SEC and will not include any fees charged by Authorized Dealers.

Shareholder Communications

The Fund may eliminate duplicate mailings of Fund materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund sends these documents to each shareholder individually by calling the Trust at 1-800-494-2755.

SMID CAP FUND FINANCIAL HIGHLIGHTS

Institutional Class shares of the Fund commenced operations on December 15, 2014. The Fund’s Investors Class began operations on January 21, 2014. The financial highlights table is intended to help you understand the financial performance of the Fund. The table below represents the financial results for a share of the Investors Class of the Fund. The total return in the table represents the rate that an investor would have earned assuming the reinvestment of all dividends and distributions. The information for fiscal year or period ended September 30, 2015 and the fiscal period ended September 30, 2014 has been audited by BBD, LLP, whose report, along with the Fund’s financial statements are incorporated by reference in the SAI, which is available upon request by calling toll-free 1-800-494-2755 or on the internet at www.conestogacapital.com. For a share outstanding throughout each year or period:

CONESTOGA SMID CAP FUND

INSTITUTIONAL CLASS

Financial Highlights

Selected data for a share outstanding throughout the period:

	For the Period Ended 9/30/2015*

Net asset value – beginning of period	$8.92

From Operations
Net investment loss(a)	(0.05)
Net realized and unrealized loss on investments	(0.18)
Total from investment operations	(0.23)

Net asset value – end of period	$8.69

Total return	(2.58)%	(b)
Ratios/supplemental data
Net assets – end of period (thousands)	$16,706

Before waivers
Ratio of expenses to average net assets	1.72%	(c)
Ratio of net investment loss to average net assets	(1.25)%	(c)

After waivers
Ratio of expenses to average net assets	1.10%	(c)
Ratio of net investment loss to average net assets	(0.63)%	(c)

Portfolio turnover rate	12.63%	(b)

* For the period December 15, 2014 (commencement of operations of the SMid Cap Fund’s Institutional Class) through September 30, 2015.

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(b) Not Annualized.

(c) Annualized.

CONESTOGA SMID CAP FUND

INVESTORS CLASS

Financial Highlights

Selected data for a share outstanding throughout each period:

	For the Year Ended 9/30/2015	For the Period Ended 9/30/2014*

Net asset value – beginning of period	$8.73	$10.00

From Operations
Net investment loss(b)	(0.07)	(0.06)
Net realized and unrealized loss on investments	0.01 (d)	(1.21)
Total from investment operations	(0.06)	(1.27)

Net asset value – end of period	$8.67	$8.73

Total return	(0.69)%	(12.70)%
Ratios/supplemental data
Net assets – end of period (thousands)	$1,779	$2,786

Before waivers
Ratio of expenses to average net assets	2.25%	6.58%(c)
Ratio of net investment loss to average net assets	(1.67)%	(6.12)%(c)

After waivers
Ratio of expenses to average net assets	1.35%	1.35%(c)
Ratio of net investment loss to average net assets	(0.77)%	(0.89)%(c)

Portfolio turnover rate	12.63%	9.60%(b)

* For the period January 21, 2014(commencement of investment operations) through September 30, 2014.

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(b) Not Annualized.

(c) Annualized.

(d) The amount of net realized and unrealized gain (loss) on investments on a per share basis does not accord with the amounts presented in the Statement of Operations due to the timing of subscriptions and redemptions in relation to fluctuating market values during the period.

CONESTOGA SMID CAP FUND

CrossPoint at Valley Forge

550 E. Swedesford Road

Suite 120 East

Wayne, PA 19087

1-800-494-2755

INVESTMENT ADVISER

Conestoga Capital Advisors, LLC

CrossPoint at Valley Forge

550 E. Swedesford Road

Suite 120 East

Wayne, PA 19087

TRANSFER, SHAREHOLDER SERVICING, DIVIDEND DISBURSING and ACCOUNTING SERVICING AGENT

Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

1-800-494-2755

COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

CUSTODIAN

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor

Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders when they are prepared. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year or period.

The SAI, which provides a more complete discussion of several of the matters contained in this Prospectus, is incorporated by reference. To obtain a free copy of the SAI or any shareholder report, or to make any other inquiries about the Fund, you may call the Fund at 1-800-494-2755 or write to the Fund at Conestoga Funds, CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087, or call your Authorized Dealer.

You may also review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 to obtain information on the operation of the SEC’s Public Reference Room. This information is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

You may also obtain a copy of the Fund’s prospectus, SAI, annual and semi-annual reports free of charge from Conestoga Funds’ worldwide web site at http://www.conestogacapital.com.

Investment Company Act File No. 811-21120

Part B

STATEMENT OF ADDITIONAL INFORMATION

CONESTOGA FUNDS

Conestoga Small Cap Fund

NASDAQ Symbols: Investors Class – CCASX
Institutional Class - CCALX

Conestoga SMid Cap Fund

NASDAQ Symbols: Investors Class – CCSMX
Institutional Class – CCSGX

January 31, 2016

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectuses of the Conestoga Small Cap Fund and Conestoga SMid Cap Fund (each a “Fund” and together, the “Funds”) dated January 31, 2016 (the “Prospectuses”). This SAI is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing Conestoga Funds at CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087, or by calling toll free 1-800-494-2755.

The Funds’ audited financial statements for the fiscal year or period ended September 30, 2015 are incorporated in this SAI by reference to the Funds’ 2015 annual report to shareholders (File No. 811-21120). No other parts of the annual report are incorporated by reference herein. You may obtain a copy of the Funds’ latest annual report at no charge by writing to the address or calling the phone number noted above.

INVESTMENT ADVISER

Conestoga Capital Advisors, LLC

CrossPoint at Valley Forge

550 E. Swedesford Road, Suite 120 East

Wayne, PA 19087

TRANSFER, SHAREHOLDER SERVICING, DIVIDEND DISBURSING and ACCOUNTING SERVICING AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-800-494-2755

COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

CUSTODIAN

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor

Kansas City, MO 64106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS	1
VALUATION OF PORTFOLIO SECURITIES	13
PERFORMANCE	14
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION	15
DIVIDENDS AND DISTRIBUTIONS	16
TAXES	16
TRUSTEES AND OFFICERS	18
ADVISORY AND OTHER CONTRACTS	24
FINANCIAL STATEMENTS	35
ADDITIONAL INFORMATION	35
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B - PROXY VOTING POLICIES	B-1

STATEMENT OF ADDITIONAL INFORMATION

Conestoga Funds (the “Trust”) was organized as a Delaware statutory trust on February 6, 2002. The Trust is an open-end management investment company consisting of three diversified series of units of beneficial interest (“shares”): the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”) and the Institutional Advisors LargeCap Fund. This Statement of Additional Information (“SAI”) relates to shares of the Small Cap Fund and the SMid Cap Fund.

Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectuses. No investment in shares of the Funds should be made without first reading the Prospectuses.

INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

Investment Objectives

Each of the Funds seeks to provide long-term growth of capital. Each Fund’s investment objective is fundamental. That means that it or any fundamental investment policy or limitation may not be changed without a vote of the holders of a majority of the applicable Fund’s outstanding voting securities. Such majority is defined as the lesser of (a) 67% or more of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund. There can be no assurance that the Funds will achieve their investment objectives.

Additional Information Regarding Fund Investments

The following policies and limitations supplement the Funds’ investment policies set forth in the Prospectuses. The Funds’ investments in the securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectuses and this SAI.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any issuer, security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Funds’ investment policies and limitations. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees of the Trust (the “Board”) will consider what actions, if any, are appropriate to maintain adequate liquidity.

The following sections list the Funds’ investment policies, limitations, and restrictions. The securities in which the Funds can invest and the risks associated with these securities are discussed in the section entitled “Instruments in Which the Funds Can Invest.”

Fundamental Investment Limitations

The following investment limitations are fundamental.

1. Borrowing

The Funds may not borrow money, except that the Funds may borrow money and enter into commitments to purchase securities and instruments in accordance with their investment programs, including delayed-delivery and when-issued securities and reverse repurchase agreements in an amount not exceeding 33 1/3% of the value of each Fund’s total assets, including the amount borrowed.

2. Commodities

The Funds may not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by commodities).

3. Concentration

Each Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

4. Diversification

Each Fund may not with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Lending

The Funds may not make loans, except the Funds may: (a) purchase publicly issued debt securities; (b) enter into repurchase transactions; and (c) lend portfolio securities, provided the value of the loaned securities does not exceed 33 1/3% of the value of each Fund’s total assets.

6. Real Estate

The Funds may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or mortgages on real estate or securities of companies engaged in the real estate business or in any business related to mortgages or real estate).

7. Senior Securities

The Funds may not issue any senior security (as defined in the 1940 Act), except that: (a) the Funds may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Funds may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Funds may borrow money as authorized by the 1940 Act.

8. Underwriting

The Funds may not underwrite securities issued by others, except to the extent that the Funds may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

Non-Fundamental Investment Limitations

The following limitations are non-fundamental, meaning that they may be changed by a majority vote of the Board at any time without shareholder approval.

1. Illiquid Securities

Each Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them. Such securities include, but are not limited to, time deposits, repurchase agreements with maturities longer than seven days, and certain securities restricted from resale under the Securities Act.

Securities that may be resold pursuant to Rule 144A under the Securities Act, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the Securities Act (“Restricted Securities”) shall not be deemed illiquid solely by reason of being unregistered. Conestoga Capital Advisors, LLC, the Funds’ investment adviser (the “Adviser”), determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors, in accordance with guidelines approved by the Board. The Board will retain oversight of these determinations and continue to monitor the Funds’ investments in these securities.

2. Borrowing

Each Fund will not borrow for leveraging purposes meaning that it will not purchase investment securities while borrowings in excess of 5% of its total assets are outstanding.

Instruments in Which the Funds Can Invest

The following paragraphs provide a brief description of some of the types of securities in which the Funds may invest in accordance with their investment objectives, policies, and limitations. The Funds’ investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Funds’ Prospectus and this SAI. The following also contains a brief description of the risk factors related to these securities. The Funds may, following notice to their shareholders, take advantage of other investment practices which presently are not contemplated for use by the Funds or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Funds’ investment objectives and are legally permissible for the Funds. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Funds’ Prospectus and this SAI.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for common stock. They are characterized by higher yields than common stocks, but lower yields than comparable non-convertible securities, less price fluctuation than the underlying common stock since they have fixed income characteristics, and the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Any convertible securities that a Fund will invest in will be rated at least C or better by Moody’s Investors Service.

Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed-income securities.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality also are likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund that invests in convertible securities generally will seek to reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

Exchange-Traded Funds. Exchange-Traded Funds (“ETFs”) are investment companies whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities which replicates, or is a representative sample of, a particular index and which is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying portfolio securities. The Funds would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risk of price fluctuation due to supply and demand as any other stock traded on an exchange, which means that a Fund could receive less from the sale of shares of an ETF it holds than it paid at the time it purchased those shares. Furthermore, there may be times when the exchange halts trading, in which case a Fund would be unable to sell any ETF shares that it holds until trading is resumed. In addition, because ETFs invest in a portfolio of common stocks, the value of an ETF could decline if stock prices decline. An overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index.

Other risks associated with ETFs include: (i) the possibility that an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) that under certain circumstances an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio securities when the prices for those securities are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

Foreign Investments. The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”). Such investment may subject the Funds to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Unsponsored ADRs may involve additional risks. The Funds may also invest directly in U.S. and non-U.S. dollar denominated equity and debt securities of foreign companies.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s investment. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, which may result in substantial delays in settlement. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

The Adviser continuously evaluates issuers based in countries all over the world. Accordingly, the Funds may invest in the securities of issuers based in any country when such securities meet the investment criteria of the Adviser and are consistent with the investment objectives and policies of the Funds.

Futures Contracts. The Funds may enter into futures contracts, options on futures contracts, and stock index futures contracts and options thereon. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (the “CFTC”), a U.S. government agency.

Although futures contracts (other than those relating to indexes) by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been “sold,” or “selling” a contract previously purchased) in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a futures commission merchant or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Futures commission merchants may establish deposit requirements that are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Funds can seek through the sale of futures contracts to offset a decline in the value of their portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Funds, through the purchase of such contracts, can attempt to secure better rates or prices for the Funds than might later be available in the market when they effect anticipated purchases. The Funds may also enter into such transactions in order to terminate existing positions.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund’s ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Restrictions on the Use of Futures Contracts. The Funds will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of each Fund’s total assets.

To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the CEA. The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as commodity pool operators under the CEA. The Funds must reaffirm this exclusion annually so long as they remain eligible. In connection with this exclusion, the Trust has undertaken to submit to any CFTC special calls for information.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to Securities and Exchange Commission (“SEC”) requirements. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or liquid securities equal to the purchase price of the contract (less any margin on deposit). For a short position in futures held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or liquid securities that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund “covers” a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. Where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which a Fund may enter into futures contracts may be limited by requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a registered investment company.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments to maintain the required margin. In such situations, a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market, which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline.

Use of futures transactions by the Funds involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Funds could both lose money on futures contracts and also experience a decline in the value of their portfolio securities. There is also the risk of loss by the Funds, of margin deposits in the event of bankruptcy of a broker with whom the Funds have open positions in a futures contract or related option.

Options. The Funds may sell (write) call options that are traded on national securities exchanges with respect to common stock in its portfolio. The Funds must at all times have in their portfolio the securities that they may be obligated to deliver if the option is exercised. The Funds may write call options in an attempt to realize a greater level of current income than would be realized on the securities alone. The Funds may also write call options as a partial hedge against a possible stock market decline. In view of their investment objectives, the Funds generally would write call options only in circumstances where the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Funds receive a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Funds remain obligated as a writer of a call option, the Funds forgo the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit. The Funds retain the risk of loss should the value of the underlying security decline. The Funds may also enter into “closing purchase transactions” in order to terminate their obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Funds’ abilities to make closing purchase transactions, there is no assurance that the Funds will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Funds’ portfolio turnover rates, especially during periods when market prices of the underlying securities appreciate.

Restricted Securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act, or in a registered public offering. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the Securities Act shall not be deemed illiquid solely by reason of being unregistered. The Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

Where registration is required, the Funds may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Funds may be permitted to sell a security under an effective registration statement.

If, during such a period, adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when they decided to seek registration of the shares.

Reverse Repurchase Agreements. The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Pursuant to such agreement, the Funds would sell a portfolio security to a financial institution such as a bank or broker-dealer, and agree to repurchase such security at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked-to-market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities.

Securities Lending Transactions. The Funds may from time to time lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. government obligations. The Funds may not lend portfolio securities to: (a) any “affiliated person” (as that term is defined in the 1940 Act) of the Trust; (b) any affiliated person of the Adviser; or (c) any affiliated person of such an affiliated person. Generally, the Funds must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. government obligations. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds to sufficiently maintain the value of the collateral equal to at least 100% of the value of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Funds or the borrower at any time. While the Funds will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. Each Fund will limit its securities lending to 33 1/3% of its total assets.

Temporary Defensive Measures -- Short-Term Obligations. These include high quality, short-term obligations such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers’ acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. (See “Foreign Securities” for a description of risks associated with investments in foreign securities.) Each Fund may hold up to

100% of its assets in these instruments, which may result in performance that is inconsistent with its investment objective.

Short-Term Corporate Obligations. Corporate obligations are bonds issued by corporations and other business organizations in order to finance their long-term credit needs. Corporate bonds in which the Funds may invest generally consist of those rated in the two highest rating categories of a Nationally Recognized Statistical Rating Organization (“NRSRO”) that possess many favorable investment attributes. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances.

Bankers’ Acceptances. Bankers’ Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ Acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100 million (as of the date of their most recently published financial statements).

Certificates of Deposit. Certificates of Deposit (“CDs”) are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. CDs and demand and time deposits invested in by the Funds will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100 million (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the “FDIC”) or the Savings Association Insurance Fund.

Eurodollar CDs are U.S. dollar-denominated CDs issued by branches of foreign and domestic banks located outside the United States. Yankee CDs are CDs issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Foreign Time Deposits. Eurodollar Time Deposits are U.S. dollar-denominated deposits in a foreign branch of a U.S. or foreign bank. Canadian Time Deposits are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

Commercial Paper. Commercial paper (“CP”) consists of unsecured promissory notes issued by corporations. CP issues normally mature in less than nine months and have fixed rates of return. The Funds will purchase only CP rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Adviser to present minimal credit risks and to be of comparable quality to instruments that are rated high quality by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO, see Appendix A to this SAI.

Repurchase Agreements. Securities held by the Funds may be subject to Repurchase Agreements, pursuant to which the Funds would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by the Adviser pursuant to guidelines adopted by the Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Funds would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Funds is delayed pending court action.

U.S. Corporate Debt Obligations. The Funds may invest in U.S. corporate debt obligations, including bonds, debentures, and notes. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property. Bonds include, but are not limited to, debt instruments with maturities of approximately one year or more, debentures, mortgage-related securities, and zero coupon obligations. Bonds, notes, and debentures in which the Funds may invest may differ in interest rates, maturities, and times of issuance. The market value of the Funds’ fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Changes by NRSROs in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Fund’s securities will not affect cash income derived from these securities but will affect such Fund’s net asset value.

U.S. Government Obligations. U.S. government obligations are obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Warrants. Warrants are securities that give an investor the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet warrants are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

Zero-Coupon Bonds. The Funds may invest in zero-coupon bonds that are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero-coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates. For this reason, zero-coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases in accordance with the length of the period to maturity.

Cyber Security Risk

The Trust and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Trust to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the

Trust, the Investment Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Trust. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Trust’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Trust to regulatory fines or financial losses and/or cause reputational damage. The Trust may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

Portfolio Turnover

The portfolio turnover rate stated in the Prospectus is calculated by dividing the lesser of the Funds’ purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. For the fiscal years ended September 30, 2014, and September 30, 2015 the Small Cap Fund’s portfolio turnover amounted to 18.13% and 11.66%, respectively. For the fiscal period beginning January 21, 2014, the commencement of operations of the SMid Cap Fund, and ended September 30, 2014 and the fiscal year ended September 30, 2015, the SMid Cap Fund’s portfolio turnover amounted to 9.60% and 12.63%, respectively.

Disclosure of Portfolio Holdings

The Board has adopted policies with respect to the disclosure of the Funds’ portfolio holdings by the Funds, the Adviser, or their affiliates. These policies provide that the Funds’ portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Funds, third parties providing services to the Funds (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.

The Trust’s Chief Compliance Officer is responsible for monitoring the Funds’ compliance with these policies and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Non-Public Disclosures

The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policies provide that non-public disclosures of the Funds’ portfolio holdings may only be made if: (i) a Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Adviser, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser.

The Adviser will consider any actual or potential conflicts of interest between the Adviser and the Funds’ shareholders and will act in the best interest of the Funds’ shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Funds’ shareholders, the Adviser may authorize the release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Funds’ shareholders, the Adviser will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Board and/or the Trust’s executive officers, the Funds periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Funds in their day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Funds. In none of these arrangements do the Funds or any “affiliated person” of the Adviser receive any compensation, including any arrangement to maintain assets in the Funds or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser.

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	Conestoga Capital Advisors, LLC	Daily
Transfer Agent / Fund Accounting	Mutual Shareholder Services, LLC	Daily
Custodian	UMB Bank, N.A.	Daily
Independent Registered Public Accounting Firm	BBD, LLP	Annual Reporting Period: one business day after end of reporting period. Periodically, as necessary for performance of ongoing audit services.
Legal Counsel	Drinker Biddle & Reath LLP	Up to 30 days before filing with the SEC. Periodically, as necessary for performance of legal services.
Distributor	Arbor Court Capital, LLC	Monthly

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to the Funds.

There is no guarantee that the Funds’ policies on use and dissemination of holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of such information.

VALUATION OF PORTFOLIO SECURITIES

The net asset value (“NAV”) of each share class of the Small Cap Fund and each share class of the SMid Cap Fund is determined and the shares of the Funds are priced as of the valuation time indicated in the Prospectuses on each Business Day. A “Business Day” is a day on which the New York Stock Exchange, Inc. (the “NYSE”) is open. Currently, the NYSE will not open in observance of the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, or, when one of these holidays fall on a Saturday or Sunday, the preceding Friday or subsequent Monday. This closing schedule is subject to change.

For purposes of computing the NAV of each share class of the Small Cap Fund and each share class of the SMid Cap Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the

NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available, and securities for which it is determined that market quotations do not accurately reflect their value, are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board. The Board annually reviews the reliability of the method used to value portfolio securities for which market quotations are not readily available.

PERFORMANCE

From time to time, the “average annual total return” and “total return” of an investment in each class of each Fund’s shares may be advertised. An explanation of how total returns are calculated and the components of those calculations are set forth below.

Total Returns - General. Total return information may be useful to investors in reviewing the Funds’ performance. The Funds’ advertisements of their performance must, under applicable SEC rules, include the average annual total returns of the Funds for the 1-, 5-, and 10-year periods (or the life of the applicable Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare a Fund’s performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in the Funds are not insured; their total return is not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor’s shares may be worth more or less than their original cost. Total return for any given past period is not a prediction or representation by the Trust of future rates of return on its shares. The total returns of the shares of the Funds are affected by portfolio quality, portfolio maturity, the type of investments the Funds hold, and operating expenses.

Total Returns Before Taxes. The “average annual total return before taxes” of each share class of each Fund is an average annual compounded rate of return before taxes for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an Ending Redeemable Value (“ERV”), according to the following formula:

(ERV/P)1/n-1 = Average Annual Total Return Before Taxes

The cumulative “total return before taxes” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

ERV - P = Total Return Before Taxes

P

Total Returns After Taxes on Distributions. The “average annual total return after taxes on distributions” of each Fund is an average annual compounded rate of return after taxes on distributions for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an ending value at the end of the periods shown (“ATVD”), according to the following formula:

(ATVD/P)1/n-1 = Average Annual Total Return After Taxes on Distributions

The cumulative “total return after taxes on distributions” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

ATVD - P = Total Return After Taxes on Distributions

P

Total Returns After Taxes on Distributions and Redemptions. The “average annual total return after taxes on distributions and redemptions” of each Fund is an average annual compounded rate of return after taxes on distributions and redemption for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an ending value at the end of the periods shown (“ATVDR”), according to the following formula:

(ATVDR/P)1/n-1 = Average Annual Total Return After Taxes on

Distributions and Redemptions

The cumulative “total return after taxes on distributions and redemptions” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions and redemptions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

ATVDR - P = Total Return After Taxes on Distributions and Redemptions

P

From time to time the Funds may also quote an “average annual total return at NAV” or a cumulative “total return at NAV.” It is based on the difference in NAV at the beginning and the end of the period for a hypothetical investment (without considering sales charges, if any) and takes into consideration the reinvestment of dividends and capital gains distributions.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

In connection with certain servicing plans, the Funds have made certain commitments that: (i) provide for one or more brokers to accept on the Funds’ behalf, purchase, exchange and redemption orders; (ii) authorize such brokers to designate other intermediaries to accept purchase, exchange and redemption orders on the Funds’ behalf; (iii) provide that the Funds will be deemed to have received a purchase, exchange or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order; and (iv) provide that customer orders will be priced at the Funds’ NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds may not be able to accept purchase, exchange or redemption requests.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of the Funds solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the NAV of the Funds. Shareholders receiving securities or other property on redemption will generally realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds ordinarily declare and pay dividends from their net investment income and make distributions of net capital gains, if any, annually.

The amount of the Funds’ distributions may vary from time to time depending on market conditions, the composition of the Funds’ portfolio, and expenses borne by the Funds.

The net income of the Funds, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Funds, dividend income, if any, income from securities loans, if any, income from corporate actions such as reorganizations, if any, and realized capital gains and losses on the Funds’ assets, less all expenses and liabilities of the Funds, chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and 98.2% of their capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

As of September 30, 2015, the Funds had the following capital loss carryforwards for federal income tax purposes which may be carried forward indefinitely with the retained tax character as set forth in the table below:

Fund	Short-Term	Long-Term
Small Cap Fund	$5,651,041	$1,046,656
SMid Cap Fund	$48,165	____

These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and the applicable tax regulations.

The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Each Fund may also be subject to foreign withholding or other foreign taxes on income or gain from foreign securities in which the Fund invests.

TRUSTEES AND OFFICERS

Board of Trustees.

Overall responsibility for management of the Trust rests with the members of the Board (the “Trustees”), who are elected by the shareholders of the Trust, unless appointed to fill a vacancy in accordance with the By-laws of the Trust and the 1940 Act. The Funds are managed by the Board in accordance with the laws of the State of Delaware. There are currently seven (7) Trustees, five (5) of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following table lists each Trustee, his year of birth, position with the Trust, principal occupations during the past five years, and other directorships. Each Trustee oversees the Funds, as well as the Institutional Advisors LargeCap Fund. There is no defined term of office, and each Trustee serves until the earlier of his resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee’s address is c/o Conestoga Funds, CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087.

Name (Birth Year)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships
Independent Trustees
William B. Blundin (1939)	Trustee since 2002	Chairman and CEO, Bransford Investment Partners, LLC (private asset management) since 1997; Senior Vice President of Bisys Group from 1995 to 1998; Vice Chairman and Founding Partner of Concord Holding Corp and Concord Financial Group from 1987 to 1995.	3	Trustee, the Saratoga Advantage Funds (14 investment portfolios) (2003-2012).

Nicholas J. Kovich (1956)	Trustee since 2002	Managing Director, Beach Investment Counsel, since 2011; President and Chief Executive Officer, Kovich Capital Management (private asset management) since 2001; Managing Director, Morgan Stanley Investment Management from 1996 to 2001; General Partner, Miller Anderson & Sherrerd from 1988 to 1996; Vice President, Waddell & Reed, Inc. from 1982 to 1988.	3	Trustee, the Milestone Funds (1 Portfolio) from 2007-2011.
James G. Logue (1956)	Trustee since 2013	Shareholder, McCausland Keen & Buckman (“MKB”) (attorneys at law) since 1991; Associate, MKB from 1987 to 1990.	3	None
John G. O’Brien (1941)	Trustee since 2014	Managing Director, Prairie Capital Management, LLC, Since 2001.**	3	None
Richard E. Ten Haken (1934)	Trustee since 2002	Chairman and President, Ten Haken & Associates, Inc. (financial management consulting); Chairman of the Board, Bryce Capital Mutual Funds (2004 to 2006); President, JP Morgan Chase Mutual Funds (1987 to 1992), Chairman of Audit Committee (1992-2001), Independent Trustee (1982-2001); President, Pinnacle Government Fund (1987 to 1990); New York State Teachers Retirement System, Chairman of the Board and President (1992 to 1994), Trustee (1972 to 1994), Vice-Chairman of Board and Vice-President (1977 to 1992); District Superintendent of Schools, State of New York (1970 to 1993).	3	None
Interested Trustees
William C. Martindale, Jr. (1942)***	Chairman of the Board since 2011, CEO since 2010 and Trustee since 2002	Managing Partner, Co-Founder and Chief Investment Officer of Conestoga Capital Advisors, LLC from 2001 to 2014.	3	None
Robert M. Mitchell (1969)***	Treasurer since 2002 and Trustee since 2011	Managing Partner, Co-Founder and Portfolio Manager of Conestoga Capital Advisors, LLC since 2001.	3	None

*The “Fund Complex” consists of the Funds and the Institutional Advisors LargeCap Fund.

**Prairie Capital Management, LLC is an investment adviser registered under the Investment Advisers Act of 1940, which has investments in the Conestoga Funds and in separate accounts managed by CCA. Prairie Capital Management, LLC is a subsidiary of UMB Bank, N.A., the Funds’ custodian.

***Mr. Mitchell is deemed to be an “interested person” of the Trust by reason of his position with the Funds’ Adviser. Mr. Martindale is deemed to be an “interested person” of the Trust by reason of his ownership of nonvoting stock of the Funds’ Adviser.

The Board believes that each of the Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity. Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting and/or public service; experience as a board member of the Funds and other funds in the Fund Complex, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

William B. Blundin Mr. Blundin has been a Trustee since 2002. Mr. Blundin has substantial financial and asset management experience, in addition to senior executive-level management experience.

Nicholas J. Kovich Mr. Kovich has been a Trustee since 2002 and serves as the lead independent Trustee of the Trust. Mr. Kovich has substantial financial and asset management experience, in addition to senior executive-level management experience.

James G. Logue Mr. Logue has been a Trustee since 2013. Mr. Logue has substantial legal counsel experience, in addition to senior executive-level management experience.

John G. O’Brien Mr. O’Brien has been a Trustee since 2014. Mr. O’Brien has substantial financial and asset management experience, in addition to senior executive level management experience.

Richard E. Ten Haken Mr. Ten Haken has been a Trustee and Chairman of the Audit Committee since 2002. Mr. Ten Haken has substantial financial, managerial and consulting experience, in addition to senior executive-level management experience.

William C. Martindale Jr. Mr. Martindale has been a Trustee since 2002, Chairman of the Board since 2011 and Chief Executive Officer since 2010. Mr. Martindale has substantial financial and asset management experience, in addition to senior executive-level management experience.

Robert M. Mitchell Mr. Mitchell has been Treasurer since 2002 and a Trustee since 2011. Mr. Mitchell has substantial financial and asset management experience, in addition to senior executive-level management experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board. The Funds have engaged the Adviser to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in the operation of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Agreement and Declaration of Trust and By-Laws. The Board is currently composed of seven members, five of whom are Independent Trustees. The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established an Audit Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed William C. Martindale, Jr., an interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman serves as a key point person for dealings between management and the Trustees. The Chairman may also perform such other functions as may be delegated by the Board from time to time.. Nicholas J. Kovich serves as the lead independent Trustee of the Trust. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs. The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Trust and the Adviser to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

The Board has an Audit Committee, whose function is to recommend independent auditors of the Funds and monitor accounting and financial matters. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Blundin, and Kovich. The Board has determined that Mr. Kovich may serve as the Audit Committee Financial Expert. The Audit Committee met three times during the fiscal year ended September 30, 2015.

The Board has a standing Nominating Committee that is composed of The Board has a standing Nominating Committee that is composed of the independent Trustees. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. The Nominating Committee did not meet during the fiscal year ended September 30, 2015.

The following tables show the dollar ranges of securities beneficially owned by the Trustees in the Funds as of December 31, 2015. No Independent Trustee or his immediate family member owns beneficially or of record an interest in the Adviser or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser. As of December 31, 2015, the Trustees and Officers as a group held less than 1% of the outstanding shares of each class of each fund, other than the Investors Class of the SMid Cap Fund ( approximately 14.2%) and Institutional Class of the SMid Cap Fund (approximately 3.2%).

Independent Trustees	Dollar Range of Equity Securities in the Small Cap Fund	Dollar Range of Equity Securities in the SMid Cap Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies [1]
Mr. William B. Blundin	$10,001-$50,000	$50,001-$100,000	Over $100,000
Mr. Nicholas J. Kovich	$10,001-$50,000	$10,001-$50,000	Over $100,000
Mr. James G. Logue	$50,001-$100,000	None	$50,001-$100,000
Mr. John G. O’Brien	$50,001-$100,000	$10,001-$50,000	Over $100,000
Dr. Richard E. Ten Haken	Over $100,000	$10,001-$50,000	Over $100,000

Interested Trustees
Mr. William C. Martindale, Jr.	Over $100,000	Over $100,000	Over $100,000
Mr. Robert M. Mitchell	Over $100,000	$50,001-$100,000	Over $100,000

1 The Conestoga Funds “family of funds” consists of the Funds and the Institutional Advisors LargeCap Fund. Trustee holdings in the Conestoga family of funds as of December 31, 2015 include the Trustee’s holdings in the Funds and the Institutional Advisors LargeCap Fund.

Board Compensation. Effective January 1, 2016, the Independent Trustees receive a quarterly retainer of $5,250 and $5,250 per quarterly and special in-person meeting, and 50% of such meeting fee for telephonic meetings. For their positions as Chairman of the Audit Committee and Lead Independent Trustee, Mr. Ten Haken and Mr. Kovich, respectively, are entitled to an additional $3,500 per meeting. Mr. Martindale and Mr. Mitchell do not receive compensation in the form of trustee fees from the Trust. For the fiscal year ended September 30, 2015, the Independent Trustees received the following fees:

Trustee	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex* Paid to Trustee
Mr. William B. Blundin	$23,674	None	None	$36,500
Mr. Nicholas J. Kovich	$35,774	None	None	$48,600
Mr. James G. Logue	$23,674	None	None	$36,500
Mr. John G. O’Brien	$23,674	None	None	$36,500
Dr. Richard E. Ten Haken	$35,774	None	None	$48,600

__________________

*Total compensation to the Trustees includes compensation from the Funds and Institutional Advisors LargeCap Fund

For the fiscal year ended September 30, 2015, the Independent Trustees received fees from each of the Funds in the following amounts:

Trustee	Small Cap Fund	SMid Cap Fund
Mr. William B. Blundin	$21,973	$1,701
Mr. Nicholas J. Kovich	$34,073	$1,701
Mr. James G. Logue	$21,973	$1,701
Mr. John G. O’Brien	$21,973	$1,701
Dr. Richard E. Ten Haken	$34,073	$1,701

Officers.

The following table lists each officer of the Trust, his or her year of birth, position with the Trust, and principal occupations during the past five years. There is no defined term of office, and each officer of the Trust serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor.

Name (Birth Year)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation During Past 5 Years
William C. Martindale, Jr. (1942)	Chairman since 2011; CEO since 2010; President from 2002 to 2010	See biographical information under “Board of Trustees” above.
Robert M. Mitchell (1969)	Treasurer since 2002	See biographical information under “Board of Trustees” above.

Duane R. D’Orazio (1972)	Secretary since 2002; Chief Compliance Officer since 2004; Anti-Money Laundering Compliance Officer since 2008	Managing Partner, Co-Founder, and Chief Compliance Officer of the Adviser.
Mark S. Clewett (1968)	Senior Vice President since 2006	Since 2006, Director of Institutional Sales and Client Service for the Adviser; from 1997 through 2005, Senior Vice President—Consultant Relationships for Delaware Investments.
Joseph F. Monahan (1959)	Senior Vice President since 2009	Since 2008, Managing Partner, Portfolio Manager, Research Analyst of Conestoga Capital Advisors, LLC; Senior Vice President and Chief Financial Officer of McHugh Associates from 2001 to 2008.
Michelle L. Patterson (1976)	Vice President since 2003	Partner since 2003 and Operations and Marketing Analyst since 2001 of the Adviser.
Alida Bakker-Castorano (1960)	Vice President since 2012	Partner since 2013, Operations Manager and Performance Analyst of Conestoga Capital Advisors, LLC since 2011, Client Service at Logan Capital from 2009 to 2011, Operations and Trading Support at McHugh Associates from 2001 to 2009.

The officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

The mailing address of each officer of the Trust is CrossPoint at Valley Forge, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087.

ADVISORY AND OTHER CONTRACTS

The following sections describe the Trust’s material agreements for investment advisory, custodial and transfer agency services.

Investment Adviser.

One of the Trust’s most important contracts is with the Adviser, a Delaware limited liability company registered as an investment adviser with the SEC. The Adviser is 100% owned by Mr. Martindale, Mr. Mitchell, Mr. D’Orazio, Mr. Clewett, Mr. Monahan, Ms. Patterson and Ms. Castorano.

Messrs. Mitchell, D’Orazio, Clewett, and Monahan are considered “control persons” (as defined in the 1940 Act) of the Adviser. As of December 31, 2015, the Adviser managed approximately $1.59 billion for numerous clients.

Small Cap Fund Investment Advisory Agreement.

On November 5, 2015, the Board, including a majority of the Independent Trustees, approved the investment advisory investment advisory agreement between the Trust, on behalf of the Small Cap Fund, and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement the Fund pays the Adviser a monthly fee calculated at 0.90% of the Fund’s average daily net assets.

Prior to June 30, 2014, the Adviser paid all Fund expenses with the exception of the Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Small Cap Fund’s business. The previous Advisory Agreement also provided that the Adviser would supervise and assist in the overall management of the Trust’s affairs subject to the authority of the Board. Pursuant to the previous Advisory Agreement, the Small Cap Fund paid the Adviser a monthly fee calculated at an annual rate of 1.20% of the Small Cap Fund’s average daily net assets. During the fiscal years ended September 30, 2013, September 30, 2014 and September 30, 2015, the Small Cap Fund paid the Adviser $4,797,041, $7,882,437 and $6,008,249, respectively, pursuant to the Advisory Agreement.

The Adviser has contractually agreed to limit the Small Cap Fund’s “Total Annual Fund Operating Expenses” (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Investors Class Shares to 1.10% of the Small Cap Fund’s average daily net assets attributable to Investors Class Shares and for Institutional Class Shares to 0.90% of the Small Cap Fund’s average daily net assets attributable to Institutional Class Shares until at least January 31, 2017. If it becomes no longer necessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between “Total Annual Fund Operating Expenses” and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed two fiscal years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. During the fiscal years ended September 30, 2013, September 30, 2014 and September 30, 2015, the Adviser waived $461,616, $977,257 and $1,307,812, respectively, in fees.

The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement by the Adviser, or a breach of fiduciary duty with respect to receipt of compensation, neither the Adviser nor any of its directors, officers, shareholders, agents, or employees shall be liable to the Trust, the Small Cap Fund or any shareholder of the Small Cap Fund for any error of judgment or mistake of law or for any act or omission in the course of, or connected with, rendering services thereunder or for any loss suffered by the Trust, the Small Cap Fund or any shareholder of the Small Cap Fund in connection with the performance of the agreement.

The Advisory Agreement provides that unless sooner terminated, it will continue in effect as to the Small Cap Fund for consecutive one-year terms, provided that such renewal is approved at least annually by the Board or by a vote of a majority of the outstanding shares of the Small Cap Fund, and in either case, by a majority of the Independent Trustees by votes cast in person at a meeting called for such purpose. The Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

SMid Cap Fund Investment Advisory Agreement.

On November 5, 2015, the Board, including a majority of the Independent Trustees, approved the investment advisory agreement between the Trust, on behalf of the SMid Cap Fund, and the Adviser. Pursuant to the Advisory Agreement, the SMid Cap Fund pays the Adviser a monthly fee calculated at an annual rate of 0.85% of the SMid Cap Fund’s average daily net assets. During the fiscal period beginning January 21, 2014, the commencement of operations of the SMid Cap Fund, and ended September 30, 2014 and the fiscal year ended September 30, 2015, the SMid Cap Fund paid the adviser $15,730 and $133,162, respectively.

The Adviser has contractually agreed to limit the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2017, subject to termination at any time at the option of the Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between “Total Annual Fund Operating Expenses” and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed two fiscal years from the fiscal year in which the waiver or reimbursement was made, to the extent that such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. During the fiscal period beginning January 21, 2014, the commencement of operations of the SMid Cap Fund, and ended September 30, 2014 and the fiscal year ended September 30, 2015, the Adviser waived $15,730 and $104,052 in fees, resulting in a net advisory fee of $0 and $29,110, respectively. During the fiscal period from commencement of operations through September 30, 2014, the Adviser reimbursed an additional $81,338 to the SMid Cap Fund.

The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement by the Adviser, or a breach of fiduciary duty with respect to receipt of compensation, neither the Adviser nor any of its directors, officers, shareholders, agents, or employees shall be liable to the Trust, the SMid Cap Fund or any shareholder of the SMid Cap Fund for any error of judgment or mistake of law or for any act or omission in the course of, or connected with, rendering services thereunder or for any loss suffered by the Trust, the SMid Cap Fund or any shareholder of the Fund in connection with the performance of the agreement.

The Advisory Agreement provides that unless sooner terminated, it will continue in effect as to the SMid Cap Fund for consecutive one-year terms, provided that such renewal is approved at least annually by the Board or by a vote of a majority of the outstanding shares of the SMid Cap Fund, and in either case, by a majority of the Independent Trustees by votes cast in person at a meeting called for such purpose. The Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

Small Cap Fund Portfolio Managers.

This section includes information about Robert M. Mitchell and Joseph F. Monahan, the Small Cap Fund’s portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts

Portfolio Manager	Number of Other Accounts (Total Assets)* as of September 30, 2015	Number of Other Accounts (Total Assets)* Subject to a Performance Fee as of September 30, 2015
Robert M. Mitchell	1 ($258 million) 0 ($0) 124 ($646 million)
Registered Investment Companies		None
Other Pooled Investment Vehicles		None
Other Accounts		None
Joseph F. Monahan
Registered Investment Companies Other Pooled Investment Vehicles	1 ($258 million) 0 ($0) 115 ($642 million)	None None
Other Accounts		None

*Rounded to the nearest million.

SMid Cap Fund Portfolio Managers.

This section includes information about Robert M. Mitchell, Derek S. Johnston and Joseph F. Monahan, the SMid Cap Fund’s portfolio managers, including information concerning other accounts they manage, the dollar range of Funds shares they own and how they are compensated.

Other Accounts

Lead Portfolio Managers	Number of Other Accounts (Total Assets)* as of September 30, 2015	Number of Other Accounts (Total Assets)* Subject to a Performance Fee as of September 30, 2015
Robert M. Mitchell
Registered Investment Companies Pooled Investment Vehicles Other Accounts	1 ($258 million) 0 ($0) 124 ($646 million)	None None None
Derek S. Johnston
Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 ($0) 0 ($0) 0 ($0)	None None None

*Rounded to the nearest million.

Co-Portfolio Managers	Number of Other Accounts (Total Assets)* as of September 30, 2015	Number of Other Accounts (Total Assets)* Subject to a Performance Fee as of September 30, 2015
Joseph F. Monahan Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	1 ($258 million) 0 ($0) 115 ($642 million)	None None None

*Rounded to the nearest million.

In managing other investment companies, other pooled investment vehicles and other accounts, the Adviser may employ strategies similar to those employed by the Funds. As a result, these other accounts may invest in the same securities as the Funds. The SAI section entitled “Portfolio Transactions” discusses the various factors that the Adviser considers in allocating investment opportunities among the Funds and other similarly managed accounts.

Fund Ownership

As of September 30, 2015, Mr. Mitchell owned from $100,001 to $500,000 of the Small Cap Fund’s shares and $50,001 to $100,000 of the SMid Cap Fund’s shares. Mr. Monahan owned from $0 to $50,000 of the Small Cap Fund’s shares and none of the SMid Cap Fund’s shares. Mr. Johnston owned none of the Small Cap Fund’s shares and none of the SMid Cap Fund’s shares.

Compensation

Each of the Fund’s portfolio managers is a partner of the Adviser. As such, each portfolio manager receives a share of the Adviser’s annual profits, as specified in the manager’s partnership agreement with the Adviser, from the Adviser’s management of the Funds and all other accounts.

Custodian.

UMB Bank, N.A., 928 Grand Boulevard, 5th Floor, Kansas City, MO 64106 (the “Custodian”) serves as custodian for the assets of the Funds under an agreement with the Trust, on behalf of the Funds, and the Adviser, dated November 28, 2006 (the “Custodian Agreement”). Under the Custody Agreement, the Custodian holds the Funds’ securities and keeps all necessary accounts and records. Under this Agreement, the Custodian (1) maintains a separate account or accounts in the name of the Funds; (2) makes receipts and disbursements of money on behalf of the Funds; (3) collects and receives all income and other payments and distributions on account of the Funds’ securities; and (4) responds to correspondence from security brokers and others relating to its duties. The Custodian may, with the approval of the Funds and at the Custodian’s own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that the Custodian shall remain liable for the performance of all of its duties under the Custodian Agreement.

Distributor.

Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 (the “Distributor”) serves as distributor for the continuous offering of the Fund's shares.

Small Cap Fund Distribution Plan.

As described in the prospectus, the Trust, on behalf of the Small Cap Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. The Distribution Plan provides that the Fund may incur distribution expenses related to the sale of shares of up to 0.25% per annum of the Small Cap Fund’s average daily net assets attributable to Investors Class shares. The Board currently limits the Fund’s 12b-1 Plan fees to 0.05% of the average daily net assets attributable to Investor Class shares of the Fund. During the fiscal year ended September 30, 2015, Investors Class shares of the Small Cap Fund paid $227,402 in fees under the Distribution Plan.

The Distribution Plan provides that the Small Cap Fund may finance activities that are primarily intended to result in the sale of the Small Cap Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Small Cap Fund.

In approving the Distribution Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees”), considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Small Cap Fund and its shareholders. The Distribution Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Small Cap Fund’s outstanding voting shares or by the Board and (b) by the vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called specifically for the purpose of voting on the Distribution Plan. While the Distribution Plan remains in effect, the Small Cap Fund will furnish to the Board a written report of the amounts spent by the Small Cap Fund under the Plan and the purposes for these expenditures. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Distribution Plan must be approved by a majority of the Board and by the Rule 12b-1 Trustees in a vote cast in person at a meeting called specifically for that purpose. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office, and a majority of the Board shall be comprised of Independent Trustees.

The Distribution Plan will remain in effect until June 26, 2016 and from year to year thereafter, provided that such continuance is approved annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan cast in person at a meeting called for the purposes of voting on the approval of the Distribution Plan.

SMid Cap Fund Distribution Plan.

As described in the prospectus, the Trust, on behalf of the SMid Cap Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. The Distribution Plan provides that the Fund may incur distribution expenses related to the sale of shares of up to 0.25% per annum of the SMid Cap Fund’s average daily net assets attributable to Investors Class shares. The Board currently limits the Fund’s 12b-

1 Plan fees to 0.05% of the average daily net assets attributable to Investor Class shares of the Fund. During the fiscal year ended September 30, 2015, Investors Class shares of the SMid Cap Fund paid $1,493 in fees under the Distribution Plan.

The Distribution Plan provides that the SMid Cap Fund may finance activities that are primarily intended to result in the sale of the SMid Cap Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the SMid Cap Fund.

In approving the Distribution Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees”), considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the SMid Cap Fund and its shareholders. The Distribution Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the SMid Cap Fund’s outstanding voting shares or by the Board and (b) by the vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called specifically for the purpose of voting on the Distribution Plan. While the Distribution Plan remains in effect, the SMid Cap Fund will furnish to the Board a written report of the amounts spent by the SMid Cap Fund under the Plan and the purposes for these expenditures. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Distribution Plan must be approved by a majority of the Board and by the Rule 12b-1 Trustees in a vote cast in person at a meeting called specifically for that purpose. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office, and a majority of the Board shall be comprised of Independent Trustees.

The Distribution Plan will remain in effect until September 30, 2016 and from year to year thereafter, provided that such continuance is approved annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan cast in person at a meeting called for the purposes of voting on the approval of the Distribution Plan.

Small Cap Fund Shareholder Servicing Plan.

Effective August 12, 2004, the Trust adopted a shareholder servicing plan on behalf of the Small Cap Fund. Payments made under the Shareholder Servicing Plan to shareholder servicing agents (which may include affiliates of the Adviser) are for administrative support services to customers who may from time to time beneficially own shares. These services may include: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from the Small Cap Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such financial institution; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from shareholders concerning their investments; (vii) providing subaccounting with respect to shares beneficially owned by shareholders, or the information to the Small Cap Fund necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Small Cap Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with the Trust’s service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the Small Cap Fund may reasonably request to the extent that the agent is permitted to do so under applicable statutes, rules and regulations.

As stated in the Prospectus, for these services, the Small Cap Fund may pay a fee at an annual rate of up to 0.25% of the average daily net assets of the shares serviced by the agent. For the fiscal year ended September 30, 2013, the Small Cap Fund paid no fees under the Shareholder Servicing Plan. During the fiscal year ended September 30, 2014, the Small Cap Fund paid $444,891 in fees under the Shareholder Servicing Plan. During the fiscal year ended September 30, 2015, the Institutional Class shares and Investor Class shares of the Small Cap Fund paid $107,928 and $1,329,861, respectively, in fees under the Shareholder Servicing Plan.

The Shareholder Servicing Plan was also adopted in accordance with Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. In approving the Shareholder Servicing Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees”), considered various factors and determined that there is a reasonable likelihood that the Shareholder Servicing Plan will benefit the Small Cap Fund’s shareholders. The Shareholder Servicing Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Small Cap Fund’s outstanding voting shares or by the Board and (b) by the vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called specifically for the purpose of voting on the Shareholder Servicing Plan.

SMid Cap Fund Shareholder Servicing Plan

Effective August 12, 2004, the Trust adopted a Shareholder Servicing Plan on behalf of the SMid Cap Fund’s Investors Class shareholders. Payments made under the Shareholder Servicing Plan to shareholder servicing agents (which may include affiliates of the Adviser) are for administrative support services to customers who may from time to time beneficially own Investors Class shares. These services may include: (i) establishing and maintaining accounts and records relating to Investors Class shareholders; (ii) processing dividend and distribution payments from the Fund on behalf of Investors Class shareholders; (iii) providing information periodically to Investors Class shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such financial institution; (iv) arranging for bank wires; (v) responding to Investors Class shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from Investors Class shareholders concerning their investments; (vii) providing sub-accounting with respect to Investors Class shares beneficially owned by shareholders, or the information to the SMid Cap Fund necessary for sub-accounting; (viii) if required by law, forwarding Investors Class shareholder communications from the SMid Cap Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from Investors Class shareholders and in placing such orders with the Trust’s service contractors; (x) assisting Investors Class shareholders in changing dividend options, account designations and addresses; (xi) providing Investors Class shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the SMid Cap Fund may reasonably request to the extent that the agent is permitted to do so under applicable statutes, rules and regulations.

As stated in the Prospectus, for these services, the Investors Class of the SMid Cap Fund may pay a fee at an annual rate of up to 0.25% of the average daily net assets of the Investor Class shares serviced by the agent. For the fiscal period beginning January 21, 2014, the commencement of operations of the SMid Cap Fund, and ended September 30, 2014, the Investors Class of the SMid Cap Fund paid $4,627 in fees under the Shareholder Servicing Plan. During the fiscal year ended September 30, 2015, the Institutional Class shares and the Investor Class shares of the SMid Cap Fund paid $5,467 and $5,865, respectively, in fees under the Shareholder Servicing Plan.

The Shareholder Servicing Plan was also adopted in accordance with Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. In approving the Shareholder Servicing Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees”), considered various factors and determined that there is a reasonable likelihood that the Shareholder Servicing Plan will benefit the SMid Cap Fund’s Investors Class shareholders. The Shareholder Servicing Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Fund’s outstanding voting Investors Class shares or by the Board and (b) by the vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called specifically for the purpose of voting on the Shareholder Servicing Plan.

Transfer, Shareholder Servicing, Dividend Disbursing and Fund Accounting Agent.

Small Cap Fund

On July 15, 2003, the Trust, on behalf of the Small Cap Fund, the Adviser, and Mutual Shareholder Services, LLC entered into an Accounting Services Agreement and a Transfer Agent Agreement. These Agreements provide that MSS serve as transfer, shareholder servicing, dividend disbursing and accounting servicing agent of the Small Cap Fund. Unless otherwise terminated, each Agreement will remain in force for a period of three (3) years; provided, however, that any party may terminate the agreement without penalty upon 60 days’ notice. For services performed under the Agreements, MSS receives $11.50 annual fee per shareholder account subject to a monthly minimum of $775 plus $1,750 per month for fund accounting, subject to certain discounts. Under the Agreements, the Adviser also agrees to reimburse MSS for certain out-of-pocket Small Cap Fund expenses related to the services that MSS provides to the Trust.

SMid Cap Fund

On November 6, 2013, the Trust, on behalf of the SMid Cap Fund, the Adviser, and Mutual Shareholder Services, LLC entered into an Accounting Services Agreement and a Transfer Agent Agreement. These Agreements provide that MSS serve as transfer, shareholder servicing, dividend disbursing and accounting servicing agent of the SMid Cap Fund. Unless otherwise terminated, each Agreement will remain in force for a period of three (3) years; provided, however, that any party may terminate the agreement without penalty upon 90 days’ notice. For services performed under the Agreements, MSS receives $11.50 annual fee per shareholder account subject to a monthly minimum of $775 plus $1,850 per month for fund accounting, subject to certain discounts. Under the Agreements, the Adviser also agrees to reimburse MSS for certain out-of-pocket SMid Cap Fund expenses related to the services that MSS provides to the Trust.

Independent Registered Public Accounting Firm.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as the Trust’s independent registered public accounting firm.

Legal Counsel.

Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

Stradley Ronon Stevens & Young LLP, 2005 Market Street, Suite 2600, serves as counsel to the Independent Trustees.

Code of Ethics.

The Trust and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons of the Funds and the Adviser must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Codes of Ethics can result in penalties, suspension, or termination of employment.

Proxy Voting Policy.

The Trust has adopted Proxy Voting Policy and Procedures to: (1) ensure that the Trust votes proxies in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (2) address any conflicts that may arise between Fund shareholders on the one hand, and “affiliated persons” of the Funds or of the Adviser (or its affiliates) on the other; (3) provide for oversight of proxy voting by the Board; and (4) provide for the disclosure of the Funds’ proxy voting records and this Policy.

The Trust has delegated the responsibility for voting proxies on behalf of the Funds with respect to all equity securities held by the Funds to the Adviser, in accordance with this Policy, subject to oversight by the Board. The Board has reviewed the Adviser’s Proxy Voting Policy and Procedures (the “Adviser’s Policy”) and has determined that it is reasonably designed to ensure that the Adviser will vote all proxies in the best interests of the Funds’ shareholders, untainted by conflicts of interests. The Trust’s Policy and the Adviser’s Policy are attached to this SAI at Appendix B. Both Policies are subject to Board review annually.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge, upon request, by calling 1-800-494-2755; (2) at the Funds’ website (www.conestogacapital.com); and (3) at the SEC’s website (www.sec.gov).

Portfolio Transactions.

Under the Advisory Agreements, the Adviser determines, subject to the general supervision of the Board, and in accordance with the Funds’ investment objectives, policies and limitations, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute their portfolio transactions. Portfolio securities purchased or sold through a broker-dealer usually include a brokerage commission. At times, the Funds may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. These transactions are usually conducted on a net basis, no brokerage commissions are paid by the Funds. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below. The allocation of transactions to brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Subject to the consideration by the Adviser to obtain the best net price and the most favorable execution of the order, factors considered by the Adviser in selecting brokers or dealers include, but are not limited to: the quality and promptness of their execution (e.g., price paid or obtained for a security, speed of execution, ability to “work” a large order, etc.); their effectiveness of transaction clearing and settlement; their liquidity and the amount of capital commitment by the broker or dealer; the degree to which they have been available and responsive to the Adviser the quality and promptness of research and brokerage services provided to the Adviser (both in general and with respect to particular accounts); and whether the investment in question was brought to the Adviser’s attention by the particular broker-dealer.

Subject to the consideration of obtaining best execution, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fee payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

Multiple orders for the purchase or sale of the same security on behalf of clients of the Adviser are generally aggregated for block execution. The Adviser will aggregate transactions for block execution only upon making a good-faith determination that the accounts participating in the block trade will benefit from such aggregation, if such aggregation is consistent with the Adviser’s duty to seek best execution (including duty to seek best price) for its clients, and if such aggregation is consistent with the terms of the investment advisory agreement with each client for which trades are being executed.

All accounts participating in a block execution receive the same execution price for equity or fixed income securities purchased or sold, as the case may be, for such accounts on a trading day.

In the event that a proprietary account is participating with the Funds in the block transaction, the proprietary account may receive an allocation only when the allocation is performed on a pro rata basis across all participating clients. In the event that the Adviser deems it necessary to allocate the partially executed order on a basis other than pro rata, the proprietary account shall be excluded from receiving any allocation of the executed order, resulting in the allocation being made to the Funds only.

Investment decisions for the Funds are made independently from those made for any other account managed by the Adviser. Such other accounts may also invest in the securities and may follow similar investment strategies as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and any other account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to both the Fund and account. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in order to obtain best execution. In making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or its affiliates.

The Small Cap Fund, during the fiscal years ended September 30, 2013, September 30, 2014 and September 30, 2015, paid $307,743, $513,326 and $357,554, respectively, in brokerage commissions. During the fiscal year ended September 30, 2014, the Adviser, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, directed the Small Cap Fund’s brokerage transactions to brokers because of research services provided. These transactions amounted to $208,781,166 and the related commissions amounted to $263,129.

The SMid Cap Fund, during the fiscal period beginning January 21, 2014, the commencement of operations of the SMid Cap Fund, and ended September 30, 2014 and the fiscal year ended September 30, 2015, paid $2,760 and $16,430, respectively, in brokerage commissions. During the fiscal period ended September 30, 2015, the Adviser, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, directed the SMid Cap Fund’s brokerage transactions to brokers because of research services provided. These transactions amounted to $7,008,017 and the related commissions amounted to $5,712.

As of September 30, 2015, the Funds held no securities of their regular brokers or dealers (or their parents).

FINANCIAL STATEMENTS

The audited financial statements of the Trust, with respect to the Funds, for the fiscal year or period ended September 30, 2015 included in the Funds’ most recent annual report are incorporated by reference herein. No other parts of the annual report are incorporated by reference.

ADDITIONAL INFORMATION

Description of Shares.

The Agreement and Declaration of Trust, as may be amended, (the “Trust Instrument”) authorizes the Board to issue an unlimited number of shares, which are units of beneficial interest, with a par value of $.001 per share. The Trust currently has three series of shares, which represent interests in the Funds and the Institutional Advisors LargeCap Fund.

The Trust’s Trust Instrument authorizes the Board to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust’s shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of the Funds are entitled to receive the assets available for distribution belonging to the Funds, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. There will normally be no meetings of shareholders for the purpose of electing members of the Board unless and until such time as less than a majority of the Board have been elected by the shareholders except upon the formation of the Trust, at which time the members of the Board then in office will call a shareholders’ meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability.

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust, such as the Trust, shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is considered to be extremely remote.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

The Trust Instrument provides that the Board has broad powers to amend the Trust Instrument or approve the reorganization of the Funds or any future series thereof, without the approval of shareholders, unless such approval is otherwise required by law. The Trust Instrument allows the Trustees to take actions upon the authority of a majority of Board by written consent in lieu of a meeting.

Shareholder Voting Procedures.

The Trust’s Bylaws define the rights and obligations of the Trust’s officers and provide rules for routine matters such as calling meetings. The Bylaws govern the use of proxies at shareholder meetings. According to the Bylaws, proxies may be given by telephone, computer, other electronic means or otherwise pursuant to procedures reasonably designed, as determined by the Board, to verify that the shareholder has authorized the instructions contained therein.

Principal Holders of Securities.

The following table shows, to the best knowledge of the Trust, the beneficial or record holders of 5% or more of each class of the Small Cap Fund’s shares as of December 31, 2015. A beneficial owner of more than 25% of the Small Cap Fund’s’ shares is presumed, under the 1940 Act, to control the Small Cap Fund. Shareholders controlling a class of the Small Cap Fund could have the ability to vote a majority of the shares of a class of the Small Cap Fund on any matter requiring the approval of the shareholders of a class of the Small Cap Fund.

Name and Address	Share Class	Number of Shares	Percentage of Share Class	Percent of the Small Cap Fund
CHARLES SCHWAB & CO. INC. 211 MAIN STREET SAN FRANCISCO, CA 94105	INVESTORS	3,635,226	28.35%	19.66%
NATIONAL FINANCIAL SERVICES LLC ONE WORLD FINANCIAL CENTRE 5TH FLOOR NEW YORK, NY 10281	INVESTORS	2,645,618	20.63%	14.31%
NATIONAL FINANCIAL SERVICES LLC ONE WORLD FINANCIAL CENTRE 5TH FLOOR NEW YORK, NY 10281	INSTITUTIONAL	2,423,464	42.80%	13.11%
CHARLES SCHWAB & CO. INC. 211 MAIN STREET SAN FRANCISCO, CA 94105	INSTITUTIONAL	659,589	11.65%	3.57%
VANGUARD CORP 100 VANGUARD BLVD. MALVERN, PA 19355	INSTITUTIONAL	467,888.75	8.26%	2.53%

The following table shows, to the best knowledge of the Trust, the beneficial or record holders of 5% or more of each class of the SMid Cap Fund’s shares as of December 31, 2015. A beneficial owner of more than 25% of the SMid Cap Fund’s shares is presumed, under the 1940 Act, to control the Funds. Shareholders controlling a class of the SMid Cap Fund could have the ability to vote a majority of the shares of the class on any matter requiring approval of the shareholders of the class of the SMid Cap Fund.

Name and Address	Share Class	Number of Shares	Percentage of Share Class	Percent of the SMid Cap Fund
INDIVIDUAL INVESTOR c/o CONESTOGA CAPITAL Advisors, LLC CrossPoint at Valley Forge 550 E. Swedesford Road, Suite 120 East Wayne, PA 19087	INVESTORS	24,070	12.12%	1.17%

NATIONAL FINANCIAL SERVICES LLC ONE WORLD FINANCIAL CENTRE 5TH FLOOR NEW YORK, NY 10281	INVESTORS	16,667	8.39%	0.81%
NATIONAL FINANCIAL SERVICES LLC ONE WORLD FINANCIAL CENTRE 5TH FLOOR NEW YORK, NY 10281	INVESTORS	16,501	8.31%	0.80%
NATIONAL FINANCIAL SERVICES LLC ONE WORLD FINANCIAL CENTRE 5TH FLOOR NEW YORK, NY 10281	INVESTORS	13,917	7.01%	0.67%
NATIONAL FINANCIAL SERVICES LLC ONE WORLD FINANCIAL CENTRE 5TH FLOOR NEW YORK, NY 10281	INVESTORS	13,380	6.74%	0.65%
NATIONAL FINANCIAL SERVICES LLC ONE WORLD FINANCIAL CENTRE 5TH FLOOR NEW YORK, NY 10281	INVESTORS	12,712	6.40%	0.62%
NATIONAL FINANCIAL SERVICES LLC ONE WORLD FINANCIAL CENTRE 5TH FLOOR NEW YORK, NY 10281	INVESTORS	12,547	6.32%	0.61%
MID ATLANTIC CAPITAL CORP 1251 WATERFRONT PL #510 PITTSBURGH, PA 15222	INVESTORS	12,477	6.28%	0.60%
CHARLES SCHWAB & CO. INC. 211 MAIN STREET SAN FRANCISCO, CA 94105	INSTITUTIONAL	1,596,203	85.49%	77.27%
SAXON & CO 8800 TINICUM BLVD PHILADELPHIA, PA 19182	INSTITUTIONAL	102,553	5.49%	4.96%

Miscellaneous.

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust. The Prospectus and this SAI do not include certain information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

h	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

h	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are, and must be construed solely as, statements of forward-looking opinions as to the creditworthiness of an issuer, which are based on the quantitative and qualitative analyses done by DBRS in accordance with applicable methodologies, models and criteria (“Methodologies”). Credit ratings are not statements of fact. DBRS credit ratings exclusively address credit risk and not any other types of risk. Although there are numerous non-credit risks that can impact the performance of ratings, these are not captured in credit ratings. Non-credit risks include (among others) market risk, market liquidity risk, covenant risk and non-cumulative risk.

The data and information received on which DBRS bases its opinions is not audited or verified by DBRS. Ratings may be upgraded, downgraded, placed “under review” with the appropriate Implications designation, confirmed and discontinued. Certain ratings are also assigned trends that may change over time.

DBRS uses rating symbols as a concise method of expressing its opinion to the market.

APPENDIX B - PROXY VOTING POLICIES

Conestoga Funds

Proxy Voting Policy and Procedures

The Board of Trustees (the “Board”) of Conestoga Funds (“Conestoga”) has adopted this Proxy Voting Policy and Procedures to:

•	ensure that Conestoga votes proxies in the best interests of shareholders of its series portfolios (each a “Fund”) with a view toward maximizing the value of their investments;
•	address any conflicts that may arise between shareholders on the one hand; and “affiliated persons” of the Funds or of Conestoga Capital Advisors, LLC (the “Adviser”) or the principal underwriter of the Funds (or their affiliates) (all referred to as “Affiliated Persons”) on the other;
•	provide for oversight of proxy voting by the Board; and
•	provide for the disclosure of the Funds’ proxy voting records and this Policy.
I.	Delegation to the Adviser

Conestoga hereby delegates the responsibility for voting proxies on behalf of the Funds with respect to all equity securities held by the Funds to the Adviser, in accordance with this Policy, subject to oversight by the Board.

The Board has reviewed the Adviser’s Proxy Voting Policy and Procedures (the “Adviser’s Policy”) and has determined that it is reasonably designed to ensure that the Adviser will vote all proxies in the best interests of each Fund’s shareholders, untainted by conflicts of interests. The Adviser’s Policy (attached as Exhibit A) is adopted as part of this Policy. The Board must approve any material change in the Adviser’s Policy before it becomes effective with respect to the Funds.

II.	Disclosure
A.	Voting Records

In accordance with Rule 30b1-4 under the Investment Company Act of 1940, as amended, Conestoga shall file annually with the Securities and Exchange Commission (the “SEC”) on Form N-PX (or such other form as the SEC may designate) each Fund’s proxy voting records for the most recent twelve–month period ended June 30 (the “Voting Records”). The Funds shall publish their Voting Records on their own public website as soon as is reasonably practicable after Conestoga files the Voting Records with the SEC.

The Voting Records shall consist of, for each proposal on which a Fund was entitled to vote with respect to a security held by the Fund (for the designated time period of the Voting Records):

•	the name of the issuer of the portfolio security

•	the exchange ticker symbol of the portfolio security
•	the CUSIP number for the portfolio security
•	the shareholder meeting date
•	a brief identification of the matter voted upon
•	whether the matter was proposed by the issuer or by a security holder
•	whether the Fund cast a vote and, if so, how the vote was cast
•	whether the vote cast was for or against management of the issuer
B.	Disclosure about the Policy and How to Obtain Information

Description of the Policy. The Funds’ statement of additional information (“SAI”) shall describe this Policy, including the Adviser’s Policy. In lieu of a detailed description, a copy of this Policy and the Adviser’s Policy may be included in the SAI as an appendix, with a brief statement in the SAI itself.

A copy of the detailed description or of this Policy and the Adviser’s Policy shall be posted on the Fund’s website.

How to obtain a copy of the Policy. The Funds shall disclose in all shareholder reports that a description of this Policy is available

•	without charge, upon request, by calling a toll-free number;
•	at the Funds’ website; and
•	at the SEC’s website, www.sec.gov.

How to obtain a copy of proxy votes. The Funds shall disclose in all shareholder reports and the SAI that information regarding how the Funds voted proxies relating to portfolio securities is available:

•	without charge, upon request, by calling a toll-free number;
•	at the Fund’s website; and
•	at the SEC’s website, www.sec.gov.

The Funds must send the information disclosed in their most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

III.	Board Review

The Adviser shall report to the Board, at least annually, the Voting Records in a form as the Board may request. This report shall:

•	describe any conflicts of interests that were identified in connection with the voting of securities under the Adviser’s Policy and how they were addressed; and
•	summarize all votes that were made other than in accordance with the Adviser’s Policy.

The Board shall review this Policy and the Adviser’s Policy at the same meeting, and determine whether any amendments to either Policy would be appropriate.

Adopted: October 30, 2003

Exhibit A

CONESTOGA CAPITAL ADVISORS, LLC

Introduction

Rule 206(4)-6 under the Advisers Act requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

CCA votes proxies for a great majority of its clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures. Any questions about this document should be directed to the Robert Mitchell, CCA’s Proxy Administrator.

Policy

It is the policy of CCA to vote client proxies in the interest of maximizing Shareholder Value. To that end, CCA will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.

Procedures for Identification and Voting of Proxies

These proxy voting procedures are designed to enable CCA to resolve material conflicts of interest with clients before voting their proxies in the interest of shareholder value.

1.	CCA shall maintain a list of all clients for which it votes proxies. The list will be maintained either in hard copy or electronically and updated by the Proxy Administrator who will obtain proxy voting information from client agreements.

As part of the account opening procedure, all new signed contracts or new account instructions must be sent to the Proxy Administrator no later than ten (10) days from the date a new account starts trading. Alternatively, The Client Services Manager, as part of the account opening procedure, will inform the Proxy Administrator that CCA will vote proxies for the new client.

2.	CCA shall work with the client to ensure that CCA is the designated party to receive proxy voting materials from companies or intermediaries. To that end, new account forms of broker-dealers/custodians will state that CCA should receive this documentation. The designation may also be made by telephoning contacts and/or client service representatives at broker-dealers/custodians.

3.	CCA uses Broadridge, a third-party proxy voting service provider, to assist in its proxy voting process. The Proxy Administrator will ensure that Broadridge receives proxy voting materials directly from the broker-dealers/custodians.

4.	CCA Absent specific client instructions, the Proxy Administrator votes client proxies through Broadridge according to the Glass Lewis recommendations.

For any client who has provided specific voting instructions, the Proxy Administrator shall vote that client’s proxy in accordance with the client’s written instructions.

Proxies of clients who have selected their own third party to vote proxies, and whose proxies were received by CCA, shall be forwarded to the designee for voting and submission.

5.	The Proxy Administrator will reasonably try to assess any material conflicts between CCA’s interests and those of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

6.	So long as there are no material conflicts of interest identified, CCA will vote proxies according to the Glass Lewis recommendation. CCA may also elect to abstain from voting if it deems such abstinence in its clients’ best interests. The rationale for “abstain” votes will be documented and the documentation will be maintained in the permanent file.

7.	CCA is not required to vote every client proxy and such should not necessarily be construed as a violation of CCA’s fiduciary obligations. CCA shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client’s best interest, such as when an adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person). Such position also complies with Interpretive Bulletin 94-2 of the DOL.

8.	The Proxy Administrator shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which CCA believes it may be in its clients’ best interest for CCA not to vote a particular proxy. The Proxy Administrator shall maintain documentation of any cost/benefit analysis with respect to client proxies that were not voted by CCA.

9.	If the Proxy Administrator detects a conflict of interest, the following process will be followed:

a.	The Proxy Administrator will, as soon as practicable, convene the Proxy Voting Committee (the “Committee”). Members of the Committee include persons listed on Attachments A, none of which directly reports to another member of the Committee. The Proxy Administrator will serve as the chairperson.

b.	The Proxy Administrator, at inception of the Committee meeting, will appoint a Secretary, whose role it will be to keep careful and detailed minutes.

c.	The Proxy Administrator will identify for the Committee the issuer and proposal to be considered. The Proxy Administrator will also identify the conflict of interest that has been detected. The Proxy Administrator will also identify the Glass Lewis recommendation and the vote he believes is in the interest of shareholder value and the reasons why.

d.	The members of the Committee will then consider the proposal by reviewing the proxy voting materials and any additional documentation a member(s) feels necessary in determining the appropriate vote. Members of the Committee may wish to consider the following questions:

•	Whether adoption of the proposal would have a positive or negative impact on the issuer’s short term or long term value.

•	Whether the proposal itself is well framed and reasonable.

•	Whether implementation of the proposal would achieve the objectives sought in the proposal.

•	Whether the issues presented would best be handled through government or issuer-specific action.

e.	Upon the provision of a reasonable amount of time to consider the proposal, each member of the Committee will in turn announce to the Committee his decision on whether CCA will vote for or against the proposal. Members of the Committee are prohibited from abstaining for the Committee vote and are prohibited from recommending that CCA refrain from voting on the proposal, although “abstain” votes are permitted. The Secretary will record each member’s vote and the rationale for his decision.

f.	After each member of the Committee has announced his vote, the Secretary will tally the votes. The tally will result in one of the following two decisions:

•	If all members of the Committee have voted in the same direction on the proposal, all of CCA’s proxies for that proposal will be voted in such direction. The Secretary will document the unanimous vote and all minutes will be maintained in the permanent file.

•	If a unanimous decision cannot be reached by the Committee, CCA will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which CCA should vote on the proposal. The proxy voting service’s or consultant’s determination will be binding on CCA.

10.	The Proxy Administrator shall collect and submit the proxy votes in a timely manner.

11.	The Proxy Administrator will report any attempts by CCA’s personnel to influence the voting of client proxies in a manner that is inconsistent with CCA’s Policy. Such report shall be made to one of CCA’s managing partners, or if the partner is the person attempting to influence the voting, then to CCA’s outside counsel.

12.	All proxy votes will be recorded and the following information will be maintained by the Proxy Administrator or Broadridge:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

•	The shareholder meeting date;

•	The number of shares CCA is voting on firm-wide;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether or not CCA cast its vote on the matter;

•	How CCA cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

•	Whether CCA cast its vote with or against management; and

•	Whether any client requested an alternative vote of its proxy.

In the event that CCA votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires CCA to vote a certain way on an issue, while CCA deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

Conflicts of Interest

Although CCA has not currently identified any material conflicts of interest that would affect its proxy voting decisions, it is aware of the following potential conflicts that could exist in the future:

▪	Conflict: CCA retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer that is held in CCA’s client portfolios. For example, CCA may be retained to manage CCA’s pension fund. CCA is a public company and CCA client accounts hold shares of CCA. This type of relationship may influence CCA to vote with management on proxies to gain favor with management. Such favor may influence CCA’s decision to continue its advisory relationship with CCA.

▪	Conflict: CCA retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in CCA’s client portfolios. The similar conflicts of interest exist in this relationship as discussed above.

▪	Conflict: CCA’s employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of an CCA employee may be a high-level executive of an issuer that is held in CCA’s client portfolios. The spouse could attempt to influence CCA to vote in favor of management.

▪	Conflict: CCA or an employee(s) personally owns a significant number of an issuer’s securities that are also held in CCA’s client portfolios. For any number of reasons, an employee(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy. The employee(s) could oppose voting the proxies according to the policy and successfully influence CCA to vote proxies in contradiction to the policy.

▪	Conflict: CCA or its affiliate has a financial interest in the outcome of a vote, such as when CCA receives distribution fees (i.e., Rule 12b-1 fees) from mutual funds that are maintained in client accounts and the proxy relates to an increase in 12b-1 fees.

Resolution: Upon the detection of a material conflict of interest, the procedure described under
Item 8 of the Procedures for Identification and Voting of Proxies section above will be followed.

CCA realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its employees to notify the Proxy Administrator of any material conflict that may impair CCA’s ability to vote proxies in an objective manner. Upon such notification, the Proxy Administrator will notify the Chief Compliance of the conflict who will recommend an appropriate course of action.

In addition, the Proxy Administrator will report any attempts by others within CCA to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy. The Proxy Administrator should then report the attempt to the CCO or outside legal counsel.

The Proxy Administrator will, on an annual basis, report to the CCO all conflicts of interest that arise in connection with the performance of CCA’s proxy-voting obligations (if any), and any conflicts of interest that have come to his attention (if any) by completing a memorandum. This information can lead to future amendments to this proxy voting policy and procedure.

Procedures for CCA’s Receipt of Class Actions

CCA recognizes that as a fiduciary it has a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care.  When a recovery is achieved in a class action, investors who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action.  Collecting the recovery involves the completion of a Proof of Claim form which is submitted to the Claims Administrator.  After the Claims Administrator receives all Proof of Claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.

If “Class Action” documents are received by CCA for a private client (i.e., separate managed account), CCA will forward such documents to the client to enable the client to file the “Class Action” at the client’s discretion.  The decision of whether to participate in the recovery or opt-out may be a legal one that CCA is not qualified to make for the client.  Therefore CCA will not file “Class Actions” on behalf of any client.

If “Class Action” documents are received by CCA on behalf of the Small Cap and SMid Cap Funds, CCA will ensure that the Funds either participate in, or opt out of, any class action settlements received.  CCA will determine if it is in the best interest of the Funds to recover monies from a class action.  The Portfolio Manager covering the company will determine the action to be taken when receiving class action notices.  In the event CCA opts out of a class action settlement, CCA will maintain documentation of any cost/benefit analysis to support its decision.

Recordkeeping

CCA must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business.

Client request to review proxy votes:

▪	Any request, whether written (including e-mail) or oral, received by any employee of CCA, must be promptly reported to the Proxy Administrator. All written requests must be retained in the permanent file.

▪	The Proxy Administrator will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

▪	In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Proxy Administrator will distribute to any client requesting proxy voting information the complete proxy voting record of CCA for the period requested. Reports containing proxy information of only those issuers held by a certain client will not be created or distributed.

Any report disseminated to a client(s) will contain the following legend:

“This report contains the full proxy voting record of Adviser CCA. If securities of a particular issuer were held in your account on the date of the shareholder meeting indicated, your proxy was voted in the direction indicated (absent your expressed written direction otherwise).”

▪	Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

▪	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy Voting Policy and Procedures:

▪	Proxy Voting Policy and Procedures.

Proxy statements received regarding client securities:

▪	Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions. Note: CCA is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

▪	CCA Proxy Voting Record.

▪	Documents prepared or created by CCA that were material to making a decision on how to vote, or that memorialized the basis for the decision.

▪	Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

▪	CCA will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

Proxy Solicitation

As a matter of practice, it is CCA’s policy to not reveal or disclose to any client how CCA may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. CCA will never disclose such information to unrelated third parties.

The Proxy Administrator is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any employee accept any remuneration in the solicitation of proxies. The Proxy Administrator shall handle all responses to such solicitations.

Attachment A

CONESTOGA CAPITAL ADVISORS, LLC

List of Proxy Voting Committee Members

The following is a list, as of January 1, 2016 of the members of CCA’s proxy voting committee:

Member 1 Robert M. Mitchell

Member 2 Duane R. D’Orazio

Member 3 Joseph F. Monahan

ATTACHMENT B

CONESTOGA CAPITAL ADVISORS, LLC

ANNUAL REPORT OF PROXY VOTING CONFLICTS

To: Duane D’Orazio, Compliance Officer

From: Robert Mitchell, Proxy Administrator

Date: ___________________

Re: Proxy Voting Conflict of Interest

________________________________________________________________________

Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940 (“Advisers Act”) requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. A challenging aspect to Rule 206(4)-6 has been an adviser’s identification of material conflicts of interest that may influence the manner in which it votes proxies.

By signing below, I certify that I have read and reviewed CCA’s Proxy Voting Policy and Procedures. Furthermore, I acknowledge that, to the best of my knowledge and based upon my understanding of Advisor’s operations, material relationships and affiliations, policies, and procedures:

( ) I have detected NO material conflicts of interest that have arisen in connection with the performance of my proxy-voting obligations.

( ) I have listed below the conflicts of interest that came to my attention and the manner in which such conflicts were mitigated:

Each of these conflicts has been mitigated by following CCA’s policies and procedures as it pertains to conflicts of interest.

Proxy Administrator: _____________________________ (PRINT NAME)

Signature: _____________________________

Date: _____________________________

Institutional Advisors

LargeCap Fund

NASDAQ Symbol: IALFX

Prospectus Dated

January 31, 2016

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of the Fund’s shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Institutional Advisors LargeCap Fund • 550 E. Swedesford Road, Suite 120, Wayne, PA 19087

This Page Intentionally Left Blank

Summary Section	1
Investments	5
Risk Factors	5
Management of the Fund	6
How the Fund Values Its Shares	8
Investing in the Fund	9
Dividends, Distributions and Taxes	16
Additional Information	20
Financial Highlights	21

Institutional Advisors LargeCap Fund

Investment Objective

The Institutional Advisors LargeCap Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Advisors LargeCap Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	None
Maximum Sales charge (load) imposed on reinvested dividends (as a percentage of purchase price)	None
Redemption fees	None
Exchange fees	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.18%
Distribution and Service (12b-1) Fees	0.01%
Other Expenses (the Adviser pays all Fund expenses except Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, expenses of Independent Trustees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business)	0.10%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver[1]	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver	1.21%

1 Institutional Advisors LLC (the “Adviser”) has contractually agreed to limit the Fund’s “Total Annual Fund Operating Expenses” (excluding Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.20% of the Fund’s average daily net assets until at least February 1, 2017, subject to termination at any time at the option of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Institutional Advisors LargeCap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses).  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$401	$700	$1,549

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.27% of the average portfolio value.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies (generally, companies in the $5 billion and more capitalization range of the Standard & Poor’s 500 Index (“S&P 500 Index”)). The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. Equity securities include convertible securities and domestic common stocks, among other things.

The Adviser’s style can best be described as a long-term, disciplined investment approach aimed at providing clients with strong returns, but which is absent of leverage, aggressive or untested techniques, and market timing. The Adviser focuses on providing superior investment performance along with reduced volatility, offering disciplined proprietary investment strategies, while maintaining broad sector and portfolio diversification.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in the section of this prospectus entitled “Risk Factors”. The Fund’s net asset value and total returns may be adversely affected if any of the following occurs:

o	The market values of securities acquired by the Fund decline.
o	Large capitalization securities underperform other segments of the equity market or equity markets as a whole.
o	The Adviser does not execute the Fund’s principal investment strategies effectively.
o	Security prices fluctuate in response to events affecting an issuer’s profitability or viability.
o	There is no assurance that large companies can withstand serious deterioration during periods of severe economic distress.

An investment in the Fund is not a deposit of National Penn Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year, ten year, and since the Fund’s inception compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.ialfx.com.

On March 31, 2009, the National Penn ITC (“NPITC”) Equity Fund, a collective investment fund, was converted to the Fund. The information below, for periods prior to March 31, 2009, includes the past performance of the NPITC Equity Fund, a separate account managed by Institutional Advisors, a business unit of National Penn Investors Trust Company, the predecessor investment entity to the Adviser in a fashion that is in all material respects equivalent to the management of the Fund. The data below reflects NPITC Equity Fund’s performance information over a period before the Fund’s registration statement became effective. The relevant account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act; and if the relevant account was registered under the 1940 Act, its performance may have been adversely affected. The prior performance has been restated to reflect the imposition of the total expenses of the Fund for its initial fiscal year rather than the actual expenses of the NPITC Equity Fund.

Institutional Advisors LargeCap Fund
(Formerly NPITC Equity Fund)
Calendar Year Total Return
40.00%
30.00%
20.00%
10.00%
0.00%
(10.00%)
(20.00%)
(30.00%)
(40.00%)
13.73%
9.83%
(29.89%)
19.60%
14.42%
1.70%
15.35%
28.29%
14.02%
(5.45%)
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended December 31, 2013: 28.29%. During the same period, the Fund’s worst performing quarter was for the three months ended December 31, 2008: (29.89)%.

In the following table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Future results may be different from those shown.

Average Annual Total Returns as of 12/31/2015:	1yr	5yrs	10yrs	Since Inception 3/31/2009

Institutional Advisors LargeCap Fund
Return Before Taxes	(5.45)%	10.16%	N/A	14.63%
Return After Taxes on Distributions	(6.70)%	8.82%	N/A	13.50%
Return After Taxes on Distributions and Sale of Fund Shares	(2.36)%	7.87%	N/A	11.84%
S&P 500 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	1.38%	12.54%	N/A	17.38%

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Investment Adviser

Institutional Advisors LLC (the “Adviser”).

Portfolio Manager

Terry L. Morris, Senior Vice President, has been primarily responsible for day-to-day management of the Fund’s portfolio since inception on March 31, 2009, and of the NPITC Equity Fund, the collective investment fund from which the Fund was converted, since January 1, 1997.

Purchase and Sale of Fund Shares

You can buy shares of the Fund, as a new shareholder or for a retirement plan, with a minimum initial investment of $2,500, and there is no minimum for subsequent investments. The minimum initial investment under an automatic investment plan is $500, with no minimum for subsequent investments. The minimum initial investment amounts may be reduced or waived in some cases.

If you wish to purchase or redeem shares directly through the Fund, you can do so by mail or by telephone on any business day once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to: Institutional Advisors LargeCap Fund c/o Mutual Shareholder Services 8000 Town Centre Dr. Suite 400 Broadview Heights, OH 44147. Additional purchases may be made by using the Fund’s mailing address, or by calling 1.800.292.2660. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Tax Information

The Fund’s distributions are taxable, and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

INVESTMENTS

Principal Investments — Additional Information

This Prospectus describes the Institutional Advisors LargeCap Fund (the “Fund”), which is currently offered by Conestoga Funds (the “Trust”).

Equity securities in which the Fund may invest under normal circumstances to achieve its investment objective include the following, among other things:

▪	Common stock. Common stock is a type of security that represents ownership in a corporation. Common stocks generally have outperformed bonds and preferred shares over long-term investment periods. Holders of common stock exercise control by electing a board of directors and voting on corporate policy but are on the bottom of the priority ladder in the event of liquidation. Common stockholders have rights to a company's assets only after bond holders, preferred shareholders and other debt holders are paid in full.

For a more complete description of which securities the Fund can invest in and securities ratings, see the Statement of Additional Information (“SAI”).

For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

RISK FACTORS

As with all mutual funds, investing in the Fund involves certain risks. There is no guarantee that the Fund will meet its investment objective, and there is never any assurance that the Fund will perform as it has in the past. You can lose money by investing in the Fund.

The Fund may use various investment techniques, some of which involve greater amounts of risk than others. To reduce risk, the Fund is subject to certain limitations and restrictions on its investments, which are described in more detail in the SAI.

The Fund is subject to the following principal risks:

▪	Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.

▪	Market risk is the risk that the market value of a security may go up or down, sometimes rapidly and unpredictably because of economic changes or other events that affect individual issuers or large portions of the market. These fluctuations may cause the security to be worth more or less than it was at the time it was acquired. Market risk may involve a single security or a particular sector.
▪	Management risk is the risk that the Fund management team’s investment strategy may not produce the intended results. Management risk also involves the possibility that the Fund management team fails to execute an investment strategy effectively.

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

MANAGEMENT OF THE FUND

About the Conestoga Funds

The Board of Trustees (the “Board”) of the Trust has the overall responsibility for the management of the Fund.

Investment Adviser

The Adviser is an indirect wholly owned subsidiary of National Penn Bancshares, Inc. and is registered as an investment adviser with the SEC. It is located at 1340 Broadcasting Road, Suite 100, Wyomissing, PA 19610. As of December 31, 2015, the Adviser had responsibility for approximately $1.185 billion in assets.

The Adviser supervises and assists in the overall management of the affairs of the Fund, subject to oversight by the Board. The Adviser charges the Fund an annualized rate of 1.18% of the daily average assets for the services it provides, while the total expense ratio of the Fund is 1.20%, which includes a fee waiver. In the fiscal year ended September 30, 2015, the contractual amount the Fund owed the Adviser was $788,115, of which $53,431 was waived, resulting in net advisory fees of $734,684. The Adviser, at its own expense, and from its own resources and without reimbursement from the Fund, may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund, subject to applicable laws and regulations.

A discussion of the most recent approval of the Fund’s investment advisory agreement is included in the Fund's Semi-Annual Report for the period ended March 31, 2015.

Portfolio Manager

Terry L. Morris is primarily responsible for the day-to-day management of the Fund’s portfolio.

He is a Senior Vice President of both the Adviser and of National Penn Investors Trust Company, and has more than thirty years of investment experience. As Senior Vice President, Mr. Morris oversees management of all separate account equity strategies of the Adviser and of National Penn Investors Trust Company. Further, he directly manages both large-cap and mid-cap equity portfolios at the Adviser and at National Penn Investors Trust Company.

Mr. Morris joined the Adviser at the firm’s inception in 2009, and held the same position at Institutional Advisors, a business unit of National Penn Investors Trust Company, the predecessor investment entity to the Adviser, since it was formed in 2006. Mr. Morris began his career in the investment services industry in 1977, with Prudential Bache Securities in Raleigh, North Carolina. Upon his relocation in 1984, to Pennsylvania, he served as Portfolio Manager, first at Commonwealth Bank, and later at Meridian Asset Management, and its successor, CoreStates Asset Management. In 1996, he joined National Penn Investors Trust Company, a subsidiary of National Penn Bancshares, to design, implement and manage ongoing the company’s equity selection process.

Mr. Morris received his Bachelor of Science degree from The Pennsylvania State University. He is a member of Market Technicians Association and the CFA Institute.

The SAI provides additional information about the portfolio manager’s method of compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of the Fund’s shares.

HOW THE FUND VALUES ITS SHARES

The Fund calculates its share price, called its net asset value per share (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”), which is normally at 4:00 p.m. Eastern Time. A business day is a day on which the NYSE is open for trading.

The NAV is calculated by adding up the total value of the Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

NAV =	Total Assets Less Liabilities
Number of Shares Outstanding

You can request the Fund’s current NAV by calling the Fund at 1-800-292-2660 or your Authorized Dealer, as defined below. The NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

The Fund values its investments based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board. The Board has delegated the fair valuation of the Fund’s portfolio securities to a Pricing Committee. The Pricing Committee is comprised of the Adviser’s personnel and may also include one or more Trustees. The Committee determines a portfolio security’s fair value in accordance with guidelines approved by the Board. The Committee presents reports of its activities to the Board.

A security’s market quotation may not be considered “readily available” in situations in which: (i) a quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that dealer; (ii) there is no market quotation available because the security is restricted or not actively traded; (iii) the security’s price includes a component for dividends or interest income accrued; or (iv) spreads between bids and asked prices are so large as to render them questionable.

A portfolio security may be fair valued if significant events have occurred that may affect the value of the security, including, but not limited to, natural disasters, armed conflicts, and significant government actions. In this regard, consideration must be given to significant events that have occurred after the exchange or market has closed but before the time as of which the Fund’s NAV is calculated. Significant events may relate to a single issuer or to an entire market sector, or significant fluctuations in a domestic market.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair valuation of one or more securities may not, in retrospect, reflect the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

INVESTING IN THE FUND

This section provides information to assist you in buying and redeeming shares of the Fund. You may buy or redeem shares on any business day at a price based on the NAV that is calculated after you place your order. Please read the entire Prospectus carefully before buying shares of the Fund.

How to Purchase Shares

You may purchase shares of the Fund through a broker-dealer with whom the Fund’s distributor has entered into a sales agreement (an “Authorized Dealer”) or directly from the Fund. The Fund will be deemed to have received a purchase or redemption order when an Authorized Dealer accepts the order. Authorized Dealers may charge a fee for handling your purchase or redemption order. If you place your order before the close of regular trading on the NYSE, you will receive the NAV that the Fund calculates that day. Orders placed after the close of regular trading on the NYSE will be priced at the next NAV that is calculated. The Fund reserves the right to reject any request to purchase shares of the Fund.

The minimum initial investment is $2,500; there is no minimum for subsequent investments. The minimum investment required to open an account will be waived for employees of the Adviser and its affiliates. In addition, the minimum investment required may be waived when the Fund is purchased for an IRA account, a managed account, within qualified retirement plans, or in other similar circumstances.

Purchase Procedures

If you choose to purchase shares of the Fund through an Authorized Dealer, you should contact the Authorized Dealer in person or by telephone.

The Trust has established an anti-money laundering compliance program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). In order to ensure compliance with the USA PATRIOT Act, the Fund must obtain the following information for all registered owners and all authorized individuals (corporate accounts require additional documentation):

▪	Full name;
▪	Date of birth;
▪	Social Security number; and
▪	Permanent street address (a post office box is not acceptable).

Please note that your application will be returned if any information is missing. If you require additional assistance when completing your application, please call 1-800-292-2660.

If you wish to purchase shares directly through the Fund, you can do so by mail or by telephone once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to:

* by Regular U.S. Mail or by Overnight Mail	Institutional Advisors LargeCap Fund c/o Mutual Shareholder Services, LLC 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147

The Fund will not accept third-party checks (originally payable to someone other than you or the Fund).

Additional purchases may be made by mail, using the addresses above, or by calling 1-800-292-2660. Payment for additional shares must be made by check, bank draft, money order or by wire. To pay by wire, you should:

h by Wire	Call the Fund at 1-800-292-2660 prior to the close of regular trading on the NYSE before wiring any funds to give notice of the purchase and to receive specific instructions. You will be asked to specify the number or dollar amount of shares that you wish to buy. Funds must be wired the same day that your trade is placed.

Pre-Authorized Investment Plan. You can also purchase shares through a pre-authorized investment plan. Under the plan, your personal bank account is automatically debited on a monthly or quarterly basis to purchase shares of the Fund. You will receive the NAV as of the date the debit is made. To set up your plan, please call the Fund at 1-800-292-2660. The minimum amount to purchase shares through a pre-authorized investment plan is $500.

Retirement Plans. You can also purchase shares of the Fund as part of your retirement portfolio. Your Authorized Dealer can set up your new account under one of several tax-deferred retirement plans, including IRAs and Keoghs. Please contact your Authorized Dealer or the Fund for details regarding an IRA, Keogh or other retirement plan that works best for your financial situation.

Frequent Purchases and Redemptions of Fund Shares (“Market Timing”)

Market Timing can be defined as frequent purchases and redemptions of Fund shares through the use of market-generated data. Market Timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market Timing can disrupt portfolio investment strategies and may increase Fund expenses, a result of increased portfolio turnover, for all shareholders, including long-term shareholders who do not generate these costs. In addition, Market Timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would. Market Timing may include charting, momentum investing, and quantitative analysis using various algorithms, artificial intelligence or charting techniques.

The Fund is intended for long-term investment purposes only and does not knowingly accommodate shareholders who engage in Market Timing. Therefore, it is the Fund’s policy to discourage and prevent Market Timing. To achieve this goal, the Board has adopted the following policies and procedures:

▪	Prevention. The Fund employs “fair value” pricing, as described in this Prospectus under “How The Fund Values Its Shares,” to minimize the discrepancies between a security’s market quotation and its perceived market value. Fair valuation is most frequently used to price portfolio securities for which a market quotation is not readily available, for example, in situations when a security is thinly traded or when trading in a security has been halted by the relevant exchange. When fair valuing portfolio securities, the Trust follows its Fair Valuation Procedures to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to Market Timing activity. Specifically, in identifying market timing activity, we consider, among other things, the frequency of trades, whether trades are combined with a group of shareholders, or whether trade orders are placed with a group of shareholders, or whether a trade order was placed through a securities dealer or financial intermediary. Under the Fund’s policies and procedures, at each meeting of the Board of Trustees of the Trust, the Adviser is required to present a written report of any Fund accounts that were prohibited from making additional purchases during the previous quarter.
▪	Detection and Remedies. Frequent trading by a shareholder is a characteristic that helps identify the activity suspected of being Market Timing. The Adviser monitors shareholder activity reports on a weekly and monthly basis for suspected Market Timing based on short-term purchase/sale activity indicative of Market Timing with another fund family or investment option. Short-term purchase/sale activity is defined as a purchase of the Fund, subsequent redemption and re-purchase of the Fund within 30 days of the initial purchase. Reports include direct and “disclosed” accounts and omnibus accounts of financial intermediaries. If the value of the activity and frequency indicates that a direct account may be engaging in short-term purchase/sale activity, the Adviser will instruct the Fund’s transfer agent to freeze the account to liquidation only.

Specifically, focus is placed on reviewing substantial redemptions, which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity. If short-term trading trends are detected, an appropriate course is taken. The Fund reserves the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions representing frequent trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment. These restrictions apply uniformly among all shareholders.

▪	Cooperation. Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited, and the Fund cannot guarantee to identify or prevent every instance of inappropriate trading.

In most cases, the Fund depends on cooperation from financial intermediaries with respect to monitoring and discouraging Market Timing. This cooperation may be proactive or reactive, depending on the system capabilities and processes of a particular financial intermediary. The Fund often does not have immediate access to individual account-level activity for those investing through an intermediary and generally must request information about this activity rather than receiving it automatically. In addition, not all intermediaries maintain the types of sophisticated transaction tracking systems that permit them to apply the types of reviews applied by the Fund.

If the value of the activity and frequency indicates that one or more underlying accounts may be engaging in short-term purchase/sale activity, the Adviser will instruct the financial intermediary to freeze the underlying account to liquidation only. Each financial intermediary may have unique capabilities and processes for handling these situations. The Adviser will work with the financial intermediary to implement the solution that is most consistent with this policy and the intermediary’s capabilities.

The Fund does not have any arrangements intended to permit trading in contravention of the policies described in this section of the Prospectus. The Fund may modify the Market Timing policies at any time.

How to Redeem Shares

You may redeem shares on any business day through the Fund or your Authorized Dealer. Redemption requests must meet all the following requirements to be considered in the proper form:

➢	Written and signed instructions must be received from the registered owner(s).
➢	A letter or a stock power signed by the registered owner(s) must include a signature guarantee by an acceptable guarantor. See “Signature guarantees” below.
➢	In the case of shares held in the name of a corporation, trust, fiduciary or partnership, the Fund must receive evidence of authority to sign and a stock power with signature(s) guaranteed.

Redemption Procedures

Method of Redemption	Instructions
* by Regular U.S. Mail or by Overnight Mail	To redeem your shares by mail, you should send the Fund a signed letter of instruction indicating your fund account number, amount of redemption, and where to send the proceeds. Please make sure all parties required to sign the redemption request have done so. Send your request to:
Institutional Advisors LargeCap Fund c/o Mutual Shareholder Services, LLC 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147
( by Telephone	To redeem your shares by telephone, call the Fund at 1-800-292-2660 or your Authorized Dealer between the hours of 9:30 a.m. and 4:00 p.m. Eastern Time on any business day. You may redeem your shares by telephone only if you have authorized telephone redemption on your account application.

Payment for Redeemed Shares

Payment for redeemed shares will be made by mailing a check to you generally within three business days, but in no case, longer than seven days after your request is received in proper form. If you would like to receive payment for redeemed shares through wire transfer, your funds will generally be wired the business day following the day your redemption request is received in proper form, but in no case take longer than seven days. To receive your proceeds by wire, you should provide the Fund with the name, location, ABA or bank routing number of your bank and your bank account number. Sufficient information must be included in your redemption request for the Fund to process the order.

Additional Information About Redemptions

Systematic Withdrawal Plan. Under a systematic withdrawal plan, you may withdraw a set amount ($250 minimum) at regular time intervals as long as you have a beginning account balance of at least $10,000. If you would like to take advantage of this or any other shareholder services that the Fund provides, please call your account representative at 1-800-292-2660 to obtain the appropriate forms. This or other shareholder services may be changed or terminated at any time with 60 days’ notice.

Waiting period. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared, which may take up to 15 days.

Signature guarantees. If your redemption proceeds exceed $10,000, or if you instruct the Fund to send the proceeds to someone other than the record owner at the record address, or if you are a corporation, partnership, trust or fiduciary, your signature must be guaranteed by any eligible guarantor institution. Signatures may be guaranteed only by one of the following: a U.S. bank, trust company, credit union or savings association; a foreign bank that has a U.S. correspondent bank; a U.S. registered dealer or broker in securities, municipal securities or government securities; or a U.S. national securities exchange, a registered securities association or a clearing agency.

If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Telephone policies. To purchase or sell shares by telephone directly through the Fund, you must authorize the Fund to accept telephone instructions. If you do, the Fund will accept instructions from people who it believes are authorized to act on your behalf. The Fund will use reasonable procedures (such as requesting personal identification) to ensure that the caller is properly authorized. Neither the Fund nor the Transfer Agent will be liable for losses for following instructions reasonably believed to be genuine. During times of extreme economic or market conditions, you may experience difficulty in contacting your account representative by telephone to purchase or request a redemption of shares. If this occurs, please consider using the other purchase or redemption procedures described in this Prospectus. Alternative procedures may take longer to purchase or redeem your shares.

Automatic redemption; redemption in kind. If the value of your account falls below $2,500 (for reasons other than changes in the value of your shares), the Trust may automatically liquidate your account and send you the proceeds. The Trust will send you a notice at least 60 days before doing this. To the extent allowed under applicable law, the Trust also reserves the right to redeem your shares “in kind.” For example, if you redeem a large number of shares and the Fund is unable to sell securities to raise cash, the Trust may send you shares of securities of comparable value from the Fund’s portfolio. You will incur brokerage costs on the sale of shares of securities received in an in-kind distribution.

Suspension of the Right of Redemption. The Fund may suspend your right to redeem your shares under any of the following circumstances:

•	during non-routine closings of the NYSE;
•	when the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
•	when the SEC orders a suspension to protect the Fund’s shareholders.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan, under which shareholder servicing agents provide administrative and support services to their customers. The Shareholder Servicing Plan was also adopted on behalf of the Fund in accordance with Rule 12b-1 under the 1940 Act. Mutual Shareholder Services, LLC provides these services to the Fund, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. Although the Fund has adopted a Shareholder Servicing Plan, which permits the Fund to pay 0.25% of its average daily net assets for providing services to Fund shareholders under such plans, it is estimated that the total shareholder servicing fees when combined with any Rule 12b-1 fees (see “Distribution Fees” below) for the fiscal year ending September 30, 2016, will not exceed 0.10%.

The Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor “no transaction fee” or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Fees

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Fund (the “Distribution Plan”). Distribution and selling services as permitted under the Distribution Plan are provided to the Fund by Rafferty Capital Markets, LLC (the “Distributor”) or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares.

Although the Distribution Plan permits the Fund to pay a monthly fee at an annual rate of up to 0.25% of its average daily net assets for providing sales and distribution services to Fund shareholders, it is estimated that the total Rule 12b-1 fees when combined with any shareholder servicing fees (see “Shareholder Servicing Plan” above) for the current fiscal year will not exceed 0.10% of the Fund’s average daily net assets. Because Rule 12b-1 fees are paid out of the Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See the SAI for more details regarding this Plan.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund passes along its investment earnings to shareholders in the form of dividends and capital gains distributions. Dividends are the net income from investments after expenses. The Fund declares and pays dividends from its net investment income annually. If there are any short-term capital gains on the sale of investments, they are distributed as necessary. Normally, the Fund will pay any long-term capital gains once a year.

You can receive dividends and distributions in one of the following ways:

•	Reinvestment. You can automatically reinvest your dividends and distributions in additional shares of the Fund. This option is followed by the Fund unless you indicate another choice on your account application.
•	Cash. The Fund will send you a check no later than seven days after the payable date.
•	Partial reinvestment. The Fund will automatically reinvest the dividends in additional shares of the Fund and pay your capital gain distributions to you in cash. Or, the Fund will automatically reinvest your capital gain distributions and send you your dividends in cash.
•	Direct deposit. In most cases, you can automatically transfer dividends and distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer the funds within seven days of the payment date. To receive dividends and distributions this way, the name on your bank account must be the same as the registration on your Fund account.

You may choose your distribution method on your original account application. If you would like to change the option you selected, please call the Fund at 1-800-292-2660 or your Authorized Dealer.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of the Fund will generally be taxable to you as long-term capital gain. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is generally 23.8% (which includes a 3.8% Medicare tax.). Also, Fund distributions to non-corporate shareholders attributable to dividends received by the Fund from U.S. and certain “qualified” foreign corporations (“qualifying dividends”) will generally be taxed at long-term capital gain rates, as long as certain other requirements are met. The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply to Fund distributions, the non-corporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A portion of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This amount may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse result is known as “buying into a dividend.”

Sales and Redemptions. You will generally recognize taxable gain or loss for federal income tax purposes on a sale or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the tax principles described above is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, unless you borrowed to acquire the shares.

Backup Withholding. The Fund will be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross sale proceeds payable to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to backup withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to backup withholding when required to do so or that he or she is an “exempt recipient.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss) and dividends attributable to the Fund’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund. Generally, to obtain the benefit of any such exemptions, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN or Form W-8BEN-E, as applicable.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor's income and gain from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. Distributions of ordinary income and capital gains, and gains from the sale of your Fund shares, are generally subject to state and local taxes. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Additional information about taxes is provided in the SAI.

ADDITIONAL INFORMATION

Performance

Financial publications may compare the Fund’s performance to the performance of various indices and investments for which reliable performance data is available. These publications may also compare the Fund’s performance to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In addition, from time to time, the Fund may advertise total return information. Total return information will be calculated according to rules established by the SEC and will not include any fees charged by Authorized Dealers.

Shareholder Communications

The Fund may eliminate duplicate mailings of Fund materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Trust at 1-800-292-2660.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund. The Fund began operations on March 31, 2009. The table below represents the financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned assuming the reinvestment of all dividends and distributions.

The information for the fiscal periods ended September 30, 2011, 2012, 2013, 2014, and 2015 has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, are incorporated by reference in the SAI, which is available upon request by calling toll-free 1-800-292-2660 or on the internet at www.ialfx.com. For each share throughout the period:

Institutional Advisors LargeCap Fund

550 E. Swedesford Road Suite 120

Wayne, PA 19087

1-800-292-2660

INVESTMENT ADVISER

Institutional Advisors LLC

1340 Broadcasting Road, Suite 100

Wyomissing, PA 19610

TRANSFER, SHAREHOLDER SERVICING, DIVIDEND DISBURSING and ACCOUNTING SERVICING AGENT

Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

CUSTODIAN

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor

Kansas City, MO 64106

DISTRIBUTOR

Rafferty Capital Markets, LLC

1010 Franklin Avenue, Suite 300A
Garden City, NY 11530

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

The SAI, which provides a more complete discussion of several of the matters contained in this Prospectus, is incorporated by reference. To obtain a free copy of the SAI or any shareholder report, or to make any other inquiries about the Fund, you may call the Fund at 1-800-292-2660 or write to the Fund at Conestoga Funds, 550 E. Swedesford Road Suite 120, Wayne, PA 19087, or call your Authorized Dealer.

You may also review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 to obtain information on the operation of the SEC’s Public Reference Room. This information is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

You may also obtain a copy of the Fund’s Prospectus, SAI, annual and semi-annual reports free of charge from the Institutional Advisors LargeCap Fund worldwide web site at www.ialfx.com.

Investment Company Act File No. 811-21120

STATEMENT OF ADDITIONAL INFORMATION

CONESTOGA FUNDS

Institutional Advisors LargeCap Fund

NASDAQ Symbol: IALFX

January 31, 2016

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectus of the Institutional Advisors LargeCap Fund (the “Fund”) dated January 31, 2016 (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Fund’s distributor, or by calling toll free 1-800-292-2660.

The Fund’s audited financial statements for the fiscal year ended September 30, 2015 are incorporated in this SAI by reference to the Fund’s 2015 annual report to shareholders (File No. 811-21120). No other parts of the annual report are incorporated by reference herein. You may obtain a copy of the Fund’s latest annual report at no charge by writing to the address or calling the phone number noted above.

INVESTMENT ADVISER

Institutional Advisors LLC

1340 Broadcasting Road, Suite 100

Wyomissing, PA 19610

TRANSFER, SHAREHOLDER SERVICING, DIVIDEND DISBURSING and ACCOUNTING SERVICING AGENT

Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

CUSTODIAN

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor

Kansas City, MO 64106

DISTRIBUTOR

Rafferty Capital Markets, LLC

1010 Franklin Avenue, Suite 300A
Garden City, NY 11530

INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS	3
VALUATION OF PORTFOLIO SECURITIES	14
PERFORMANCE	14
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION	16
DIVIDENDS AND DISTRIBUTIONS	16
TAXES	17
TRUSTEES AND OFFICERS	18
ADVISORY AND OTHER CONTRACTS	25
FINANCIAL STATEMENTS	32
ADDITIONAL INFORMATION	32
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B - PROXY VOTING POLICIES	B-1

STATEMENT OF ADDITIONAL INFORMATION

Conestoga Funds (the “Trust”) was organized as a Delaware statutory trust on February 6, 2002. The Trust is an open-end management investment company consisting of three diversified series of units of beneficial interest (“shares”), the Institutional Advisors LargeCap Fund (the “Fund”), the Conestoga Small Cap Fund, and the Conestoga SMid Cap Fund. The information contained in this Statement of Additional Information (“SAI”) relates to the Fund and expands on subjects discussed in the Fund’s Prospectus (the “Prospectus”). The Conestoga Small Cap Fund, and the Conestoga SMid Cap Fund are offered by separate Prospectuses and separate SAIs.

Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS

Investment Objective

The Institutional Advisors LargeCap Fund seeks to provide long term growth of capital. This investment objective is non-fundamental, meaning that it may be changed by a majority vote of the Board of Trustees of the Trust (the “Board”) at any time without shareholder approval.

Additional Information Regarding Fund Investments

The following policies and limitations supplement the Fund’s investment policies set forth in the Prospectus. The Fund’s investments in the securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this SAI.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any issuer, security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the Investment Company Act of 1940, as amended (the “1940 Act”)). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

The following sections list the Fund’s investment policies, limitations, and restrictions. The securities in which the Fund can invest and the risks associated with these securities are discussed in the section entitled “Instruments in Which the Fund Can Invest”.

Fundamental Investment Limitations

The following investment limitations are fundamental. Any fundamental investment policy or limitation may not be changed without a vote of the holders of a majority of the Fund’s outstanding voting securities. Such majority is defined as the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. There can be no assurance that the Fund will achieve its investment objective.

1. Borrowing

The Fund may not borrow money, except that the Fund may borrow money and enter into commitments to purchase securities and instruments in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements in an amount not exceeding 33 1/3% of the value of its total assets, including the amount borrowed. The Fund will not purchase any security while any borrowings in excess of 5% of its total assets are outstanding.

2. Commodities

The Fund may not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by commodities).

3. Concentration

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

4. Diversification

The Fund may not with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Lending

The Fund may not make loans, except that the Fund may: (a) purchase publicly issued debt securities; (b) enter into repurchase transactions; and (c) lend portfolio securities, provided the value of the loaned securities does not exceed 33 1/3% of the value of the Fund’s total assets.

6. Real Estate

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or mortgages on real estate or securities of companies engaged in the real estate business or in any business related to mortgages or real estate).

7. Senior Securities

The Fund may not issue any senior security (as defined in the 1940 Act), except that: (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

8. Underwriting

The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

Non-Fundamental Investment Limitations

The following limitations are non-fundamental, meaning that they may be changed by a majority vote of the Board at any time without shareholder approval.

1. Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits, repurchase agreements with maturities longer than seven days, and certain securities restricted from resale under the Securities Act.

Securities that may be resold pursuant to Rule 144A under the Securities Act, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the Securities Act (“Restricted Securities”) shall not be deemed illiquid solely by reason of being unregistered. Institutional Advisors, LLC, the Fund’s investment adviser (the “Adviser”), determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors, in accordance with guidelines approved by the Board. The Board will retain oversight of these determinations and continue to monitor the Fund’s investments in these securities.

2. Borrowing

The Fund will not borrow for leveraging purposes meaning that it will not purchase investment securities while borrowings in excess of 5% of its total assets are outstanding.

Instruments in Which the Fund Can Invest

The following paragraphs provide a brief description of some of the types of securities in which the Fund may invest in accordance with its investment objective, policies, and limitations. The Fund’s investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Fund’s Prospectus and this SAI. The following also contains a brief description of the risk factors related to these securities. The Fund may, following notice to its shareholders, take advantage of other investment practices which presently are not contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund’s investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Fund’s Prospectus and this SAI.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for common stock. They are characterized by higher yields than common stocks, but lower yields than comparable non-convertible securities, less price fluctuation than the underlying common stock since they have fixed income characteristics, and the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Any convertible securities that a Fund will invest in will be rated at least C or better by Moody's Investors Service.

Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed-income securities.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality also are likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund that invests in convertible securities generally will seek to reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

Exchange Traded Funds. Exchange Traded Funds (“ETFs”) are investment companies whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities which replicates, or is a representative sample of, a particular index and which is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying portfolio securities. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risk of price fluctuation due to supply and demand as any other stock traded on an exchange, which means that the Fund could receive less from the sale of shares of an ETF it holds than it paid at the time it purchased those shares. Furthermore, there may be times when the exchange halts trading, in which case the Fund would be unable to sell any ETF shares that it holds until trading is resumed. In addition, because ETFs invest in a portfolio of common stocks, the value of an ETF could decline if stock prices decline. An overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index.

Other risks associated with ETFs include: (i) the possibility that an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) that under certain circumstances an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio securities when the prices for those securities are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

Futures Contracts. The Fund may enter into futures contracts, options on futures contracts, and stock index futures contracts and options thereon. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act (the “CEA”) by the Commodity Futures Trading Commission (the “CFTC”), a U.S. government agency.

Although futures contracts (other than those relating to indexes) by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been “sold” or “selling” a contract previously purchased) in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a futures commission merchant or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Futures commission merchants may establish deposit requirements that are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases. The Fund may also enter into such transactions in order to terminate existing positions.

Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund’s ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund’s total assets.

To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the CEA. The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. The Fund must reaffirm this exclusion annually so long as it remains eligible. In connection with this exclusion, the Trust has undertaken to submit to any CFTC special calls for information.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to Securities and Exchange Commission (“SEC”) requirements. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or liquid securities equal to the purchase price of the contract (less any margin on deposit). For a short position in futures held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or liquid securities that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund “covers” a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. Where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which the Fund may enter into futures contracts may be limited by requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a registered investment company.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market, which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, the Adviser does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Use of futures transactions by the Fund involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in the value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has open positions in a futures contract or related option.

Options. The Fund may sell (write) call options that are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities that it may be obligated to deliver if the option is exercised. The Fund may write call options in an attempt to realize a greater level of current income than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline. In view of its investment objective, the Fund generally would write call options only in circumstances where the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit. The Fund retains the risk of loss should the value of the underlying security decline. The Fund may also enter into “closing purchase transactions” in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund’s ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund’s portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Restricted Securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act, or in a registered public offering. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the Securities Act shall not be deemed illiquid solely by reason of being unregistered. The Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.

If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Pursuant to such agreement, the Fund would sell a portfolio security to a financial institution such as a bank or broker-dealer, and agree to repurchase such security at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked-to-market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Securities Lending Transactions. The Fund may from time to time lend securities from its portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. government obligations. The Fund may not lend portfolio securities to: (a) any “affiliated person” (as that term is defined in the 1940 Act) of the Trust; (b) any affiliated person of the Adviser; or (c) any affiliated person of such an affiliated person. Generally, the Fund must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. government obligations. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities.

During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. The Fund will limit its securities lending to 33 1/3% of total assets.

Temporary Defensive Measures -- Short-Term Obligations. These include high quality, short-term obligations such as domestic commercial paper (including variable-amount master demand notes), bankers’ acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. The Fund may hold up to 100% of its assets in these instruments, which may result in performance that is inconsistent with its investment objective.

Short-Term Corporate Obligations. Corporate obligations are bonds issued by corporations and other business organizations in order to finance their long-term credit needs. Corporate bonds in which the Fund may invest generally consist of those rated in the two highest rating categories of a Nationally Recognized Statistical Rating Organization (“NRSRO”) that possess many favorable investment attributes. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances.

Bankers’ Acceptances. Bankers’ Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ Acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100 million (as of the date of their most recently published financial statements).

Certificates of Deposit. Certificates of Deposit (“CDs”) are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. CDs and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100 million (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the “FDIC”) or the Savings Association Insurance Fund.

Eurodollar CDs are U.S. dollar-denominated CDs issued by branches of foreign and domestic banks located outside the United States. Yankee CDs are CDs issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Foreign Time Deposits. Eurodollar Time Deposits are U.S. dollar-denominated deposits in a foreign branch of a U.S. or foreign bank. Canadian Time Deposits are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

Commercial Paper. Commercial paper (“CP”) consists of unsecured promissory notes issued by corporations. CP issues normally mature in less than nine months and have fixed rates of return. The Fund will purchase only CP rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Adviser to present minimal credit risks and to be of comparable quality to instruments that are rated high quality by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO, see Appendix A to this SAI.

Repurchase Agreements. Securities held by the Fund may be subject to Repurchase Agreements, pursuant to which the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by the Adviser pursuant to guidelines adopted by the Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

Warrants. Warrants are securities that give an investor the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet warrants are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

Cyber Security Risk.

The Trust and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Trust to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Trust, the Investment Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Trust. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Trust’s ability to calculate the Fund’s net asset value (“NAV”), cause the release of private shareholder information or confidential business information, impede trading, subject the Trust to regulatory fines or financial losses and/or cause reputational damage. The Trust may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Portfolio Turnover.

The Fund’s portfolio turnover rate stated in the Prospectus is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. For the fiscal years ended September 30, 2014 and September 30, 2015, the Fund’s portfolio turnover amounted to 19.52% and 25.27% respectively.

Disclosure of Portfolio Holdings.

The Board has adopted policies with respect to the disclosure of the Fund’s portfolio holdings by the Fund, the Adviser, or their affiliates. These policies provide that the Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Fund, third parties providing services to the Fund (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Fund.

The Fund’s and the Investment Adviser’s Chief Compliance Officers are both responsible for monitoring the Fund’s compliance with these policies and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Non-Public Disclosures

The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Fund’s policies provide that non-public disclosures of the Fund’s portfolio holdings may only be made if: (i) the Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Adviser, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser.

The Adviser will consider any actual or potential conflicts of interest between the Adviser and the Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Board and/or the Trust’s executive officers, the Fund periodically discloses non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Fund. In none of these arrangements does the Fund or any “affiliated person” of the Adviser receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser.

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	National Penn Investors Trust Company, as agent for Institutional Advisors LLC	Daily
Transfer Agent	Mutual Shareholder Services, LLC	Daily
Custodian	UMB Bank, N.A.	Daily
Independent Registered Public Accounting Firm	BBD, LLP	Annual Reporting Period: one business day after end of reporting period. Periodically, as necessary for performance of ongoing audit services.

Legal Counsel	Drinker Biddle & Reath LLP	Up to 30 days before filing with the SEC. Periodically, as necessary for performance of legal services.
Distributor	Rafferty Capital Markets, LLC	Periodically, as necessary for performance of ongoing services.

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to the Fund.

There is no guarantee that the Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

VALUATION OF PORTFOLIO SECURITIES

The NAV of the Fund is determined, and the shares of the Fund are priced as of the valuation time indicated in the Prospectus on each Business Day. A “Business Day” is a day on which the New York Stock Exchange, Inc. (the “NYSE”) is open. Currently, the NYSE will not open in observance of the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, or, when one of these holidays fall on a Saturday or Sunday, the preceding Friday or subsequent Monday. This closing schedule is subject to change.

For purposes of computing the NAV of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available, and securities for which it is determined that market quotations do not accurately reflect their value, are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board. The Board annually reviews the reliability of the method used to value portfolio securities for which market quotations are not readily available.

PERFORMANCE

From time to time, the “average annual total return” and “total return” of an investment in the Fund’s shares may be advertised. An explanation of how total returns are calculated and the components of those calculations are set forth below.

Total Returns - General. Total return information may be useful to investors in reviewing the Fund’s performance. The Fund’s advertisement of its performance must, under applicable SEC rules, include the average annual total returns of the Fund for the 1, 5, and 10-year periods (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund’s performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in the Fund are not insured; its total return is not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor’s shares may be worth more or less than their original cost. Total return for any given past period is not a prediction or representation by the Trust of future rates of return on its shares. The total returns of the shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds, and operating expenses.

Total Returns Before Taxes. The “average annual total return before taxes” of the Fund is an average annual compounded rate of return before taxes for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an Ending Redeemable Value (“ERV”), according to the following formula:

(ERV/P)1/n-1 = Average Annual Total Return Before Taxes

The cumulative “total return before taxes” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

ERV - P = Total Return Before Taxes

P

Total Returns After Taxes on Distributions. The “average annual total return after taxes on distributions” of the Fund is an average annual compounded rate of return after taxes on distributions for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an ending value at the end of the periods shown (“ATVD”), according to the following formula:

(ATVD/P)1/n-1 = Average Annual Total Return After Taxes on Distributions

The cumulative “total return after taxes on distributions” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

ATVD - P = Total Return After Taxes on Distributions

P

Total Returns After Taxes on Distributions and Redemptions. The “average annual total return after taxes on distributions and redemptions” of the Fund is an average annual compounded rate of return after taxes on distributions and redemption for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 (“P” in the formula below) held for a number of years (“n”) to achieve an ending value at the end of the periods shown (“ATVDR”), according to the following formula:

(ATVDR/P)1/n-1 = Average Annual Total Return After Taxes on

Distributions and Redemptions

The cumulative “total return after taxes on distributions and redemptions” calculation measures the change in value of a hypothetical investment of $1,000 over an entire period greater than one year. Its calculation uses some of the same factors as average annual total return after taxes on distributions and redemptions, but it does not average the rate of return on an annual basis. Total return after taxes on distributions is determined as follows:

ATVDR - P = Total Return After Taxes on Distributions and Redemptions

P

From time to time the Fund may also quote an “average annual total return at NAV” or a cumulative “total return at NAV.” It is based on the difference in NAV at the beginning and the end of the period for a hypothetical investment (without considering sales charges, if any) and takes into consideration the reinvestment of dividends and capital gains distributions.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In connection with certain servicing plans, the Fund has made certain commitments that: (i) provide for one or more brokers to accept on the Fund’s behalf, purchase and redemption orders; (ii) authorize such brokers to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf; (iii) provide that the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order; and (iv) provide that customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Fund may not be able to accept purchase or redemption requests.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the NAV of the Fund. Shareholders receiving securities or other property on redemption will generally realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

As stated in the Prospectus, shares of the Fund may be purchased at NAV by various persons associated with the Trust, the Adviser or its affiliates, purchases for fee-based investment products or accounts, purchases by retirement plans, reinvestment of proceeds from a liquidation of shares of the Fund held in a deferred compensation plan, agency, trust or custody account and purchases through a fiduciary or advisory account with a bank, bank trust department or registered investment adviser. In addition, shares are offered at NAV to certain broker-dealers and their clients where those broker-dealers have made special arrangements with the Distributor to sell shares of the Fund to certain investors.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment. The Fund ordinarily declares and pays dividends from its net investment income and makes distributions of net capital gains, if any, annually.

The amount of the Fund’s distributions may vary from time to time depending on market conditions, the composition of the Fund’s portfolio, and expenses borne by the Fund.

The net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, income from corporate actions such as reorganizations, if any, and realized capital gains and losses on the Fund’s assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and 98.2% of their capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

The Fund may also be subject to foreign withholding or other foreign taxes on income or gain from foreign securities in which the Fund invests.

TRUSTEES AND OFFICERS

Board of Trustees.

Overall responsibility for management of the Trust rests with the members of the Board (the “Trustees”), who are elected by the shareholders of the Trust, unless appointed to fill a vacancy in accordance with the By-laws of the Trust and the 1940 Act. The Fund is managed by the Board in accordance with the laws of the State of Delaware. There are currently seven (7) Trustees, five (5) of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following table lists each Trustee, his year of birth, position with the Trust, principal occupations during the past five years, and other directorships. Each Trustee oversees the Fund, as well as the

Conestoga Small Cap Fund and the Conestoga SMid Cap Fund. There is no defined term of office, and each Trustee serves until the earlier of his resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee’s address is c/o Conestoga Funds, 550 E. Swedesford Road, Suite 120 East, Wayne, PA 19087.

Name (Birth Year)	Position(s) Held with the Trust & Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships
Independent Trustees
William B. Blundin (1939)	Trustee, since 2002	Chairman and CEO, Bransford Investment Partners, LLC (private asset management) since 1997; Senior Vice President of Bisys Group from 1995 to 1998; Vice Chairman and Founding Partner of Concord Holding Corp and Concord Financial Group from 1987 to 1995.	3	Trustee, the Saratoga Advantage Funds (14 investment portfolios) from 2003 to 2012
Nicholas J. Kovich (1956)	Trustee, since 2002	Managing Director, Beach Investment Counsel, since 2011; President and Chief Executive Officer, Kovich Capital Management (private asset management) since 2001; Managing Director, Morgan Stanley Investment Management from 1996 to 2001; General Partner, Miller Anderson & Sherrerd from 1988 to 1996; Vice President, Waddell & Reed, Inc. from 1982 to 1988.	3	Trustee, the Milestone Funds (1 portfolio) from 2007 to 2011
James G. Logue (1956)	Trustee, since 2013	Shareholder, McCausland Keen & Buckman (“MKB”) (attorneys at law) since 1991; Associate, MKB from 1987 to 1990.	3	None
John G. O’Brien (1941)	Trustee, since 2014	Managing Director, Prairie Capital Management since 2001.**	3	Founding Trustee of the Center for Entrepreneurial Study and Development

Richard E. Ten Haken (1934)	Trustee, since 2002

Chairman and President, Ten Haken & Associates, Inc.(financial management consulting); Chairman of the Board, Bryce Capital Mutual Funds from 2004 to 2006; JP Morgan Chase Mutual Funds, Independent Trustee from 1987 to 2001, Audit Committee Chairman from 1992 to 2001, President from 1987 to 1992; President, Pinnacle Government Fund from 1987 to 1990; New York State Teachers Retirement System, Chairman of the Board and President from 1992 to 1994, Trustee from 1972 to 1994, Vice-Chairman of Board and Vice-President from 1977 to 1992; District Superintendent of Schools, State of New York from 1970 to 1993.

		3	None.

Interested Trustees
William C. Martindale, Jr. (1942)***	Chairman of the Board since 2011, CEO since 2010 & Trustee since 2002	Managing Partner, Co-Founder and Chief Investment Officer of Conestoga Capital Advisors, LLC (“CCA”) from 2001 to 2014.	3	None.
Robert M. Mitchell (1969)***	Trustee since 2011 & Treasurer since 2002	Managing Partner, Co-Founder and Portfolio Manager of CCA since 2001.	3	None.

* The “Fund Complex” consists of the Fund, the Conestoga Small Cap Fund and the Conestoga SMid Cap Fund.

**Prairie Capital Management, LLC is an investment adviser registered under the Investment Advisers Act of 1940, which has investments in the Conestoga Funds. Prairie Capital Management, LLC is a subsidiary of UMB Bank, N.A., the Funds’ custodian.

***Mr. Mitchell is deemed to be an “interested person” of the Trust by reason of his position as Managing Partner of CCA. Mr. Martindale is deemed to be an “interested person” of the Trust by reason of his ownership of nonvoting stock of CCA.

The Board believes that each of the Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity. Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting and/or public service; experience as a board member of the Fund and other funds in the Fund Complex, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

William B. Blundin Mr. Blundin has been a Trustee since 2002. Mr. Blundin has substantial financial and asset management experience, in addition to senior executive-level management experience.

Nicholas J. Kovich Mr. Kovich has been a Trustee since 2002 and serves as the lead independent Trustee of the Trust. Mr. Kovich has substantial financial and asset management experience, in addition to senior executive-level management experience.

James G. Logue Mr. Logue has been a Trustee since 2013. Mr. Logue has substantial legal counsel experience, in addition to senior executive-level management experience.

John G. O’Brien Mr. O’Brien has been a Trustee since 2014. Mr. O’Brien has substantial financial and asset management experience, in addition to senior executive level management experience.

Richard E. Ten Haken Mr. Ten Haken has been a Trustee and Chairman of the Audit Committee since 2002. Mr. Ten Haken has substantial financial, managerial and consulting experience, in addition to senior executive-level management experience.

William C. Martindale, Jr. Mr. Martindale has been a Trustee since 2002, Chairman of the Board since 2011 and Chief Executive Officer since 2010. Mr. Martindale has substantial financial and asset management experience, in addition to senior executive-level management experience.

Robert M. Mitchell Mr. Mitchell has been Treasurer since 2002 and Trustee since 2011. Mr. Mitchell has substantial financial and asset management experience, in addition to senior executive-level management experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities.

Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in the operation of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Fund’s Agreement and Declaration of Trust and By-Laws. The Board is currently composed of seven members, five of whom are Independent Trustees. The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established an Audit Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed William C. Martindale, Jr., an interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman serves as a key point person for dealings between management and the Trustees. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Nicholas J. Kovich serves as the lead independent Trustee of the Trust. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Trust and the Adviser to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

The Board has an Audit Committee, whose function is to recommend independent auditors of the Fund and monitor accounting and financial matters. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Blundin~~,~~ and Kovich. The Board has designated Mr. Kovich to be the Audit Committee Financial Expert. The Audit Committee met three times during the fiscal year ended September 30, 2015.

The Board has a standing Nominating Committee that is composed of Messrs. Blundin, Kovich, and Ten Haken. The principal responsibility of the Nominating Committee is to consider, recommend, and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. The Nominating Committee did not meet during the fiscal year ended September 30, 2015.

The following tables show the dollar ranges of securities beneficially owned by the Trustees in the Funds (Conestoga “family of funds” consists of the Fund, the Conestoga Small Cap Fund, and the Conestoga SMid Cap Fund) as of December 31, 2015. No Independent Trustee or his immediate family member owns beneficially or of record an interest in the Adviser or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser. As of December 31, 2015, the Trustees and Officers as a group owned less than 1% of the Fund’s shares.

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies [1]
Mr. William B. Blundin	$10,001-$50,000	Over $100,000
Mr. Nicholas J. Kovich	$10,001-$50,0000	Over $100,000
Mr. James G. Logue	None	$50,001-$100,000
Mr. John G. O’Brien	None	Over $100,000
Dr. Richard E. Ten Haken	$10,001-$50,000	Over $100,000

Interested Trustees
Mr. William C. Martindale, Jr.	$10,001-$50,000	Over $100,000
Mr. Robert M. Mitchell	$10,001-$50,000	Over $100,000

_____________________

The Conestoga Funds “family of funds” consists of the Fund, the Conestoga Small Cap Fund, and the Conestoga SMid Cap Fund.

Board Compensation. Effective January 1, 2016, the Independent Trustees receive a quarterly retainer of $5,250 and $5,250 per quarterly and special in-person meeting, and 50% of such meeting fee for telephonic meetings.  For their positions as Chairman of the Audit Committee and Lead Independent Trustee, Mr. Ten Haken and Mr. Kovich, respectively, are entitled to an additional $3,500 per meeting. Mr. Martindale and Mr. Mitchell are “interested Trustees and do not receive compensation in the form of trustee fees from the Trust. For the fiscal year ended September 30, 2015, the Independent Trustees received the following fees:

Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex* Paid to Trustee
Mr. William B. Blundin	$12,826	None	None	$36,500
Mr. Nicholas J. Kovich	$12,826	None	None	$48,600
Mr. James G. Logue	$12,826	None	None	$36,500
Mr. John G. O’Brien	$12,826	None	None	$36,500
Dr. Richard E. Ten Haken	$12,826	None	None	$48,600

__________________

* The “Fund Complex” consists of the Fund, the Conestoga Small Cap Fund, and the Conestoga SMid Cap Fund.

Officers.

The following table lists each officer of the Trust, his or her year of birth, position with the Trust, and principal occupations during the past five years. There is no defined term of office, and each officer of the Trust serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor.

Name (Birth Year)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation During Past 5 Years
William C. Martindale, Jr. (1942)	Chairman of the Board since 2011, CEO since 2010 & Trustee since 2002	See biographical information under “Board of Trustees” above.

Robert M. Mitchell (1969)	Trustee since 2011 & Treasurer since 2002	See biographical information under “Board of Trustees” above.
Duane R. D’Orazio (1972)	Secretary, since 2002; Chief Compliance Officer since 2004; Anti-Money Laundering Compliance Officer since 2008	Managing Partner and Co-Founder of CCA since 2001; and Chief Compliance Officer of CCA since 2007.
Mark S. Clewett (1968)	Senior Vice President since 2006	Director of Institutional Sales and Client Service for CCA since 2006; Senior Vice President of Consultant Relations for Delaware Investments from 1997 to 2005.
Joseph F. Monahan (1959)	Senior Vice President since 2009	Managing Partner, Portfolio Manager, and Research Analyst for CCA since 2008; Senior Vice President and Chief Financial Officer of McHugh Associates from 2001 to 2008.
Michelle L. Patterson (1976)	Vice President since 2003	Partner since 2003; Operations and Marketing Analyst of CCA since 2001.
Alida Bakker-Castorano (1960)	Vice President since 2012	Operations Manager and Performance Analyst of CCA since 2011; Client Service at Logan Capital from 2009 to 2011; Operations and Trading Support at McHugh Associates from 2001 to 2009.

The officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

The mailing address of each officer of the Trust is c/o Conestoga Capital Advisors, Crosspoint at Valley Forge, 550 E. Swedesford Road Suite 120, Wayne, PA 19087.

ADVISORY AND OTHER CONTRACTS

The following sections describe the Trust’s material agreements for investment advisory, custodial and transfer agency services.

Investment Adviser.

One of the Trust’s most important contracts is with the Adviser, a Pennsylvania limited liability company, registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of National Penn Bancshares, Inc. The Adviser’s officers and managers are Mr. Lewis C. Cyr, Mr. James D. King, Mr. John E. McCausland, Mr. Sean P. Kehoe, Ms. Karen L. Kleffel, and Mr. Richard A. Lord, Jr.

Investment Advisory Agreement.

On November 5, 2015, the Board, including a majority of the Independent Trustees, renewed the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (“Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser pays all fund expenses except Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business. The Advisory Agreement also provides that the Adviser supervises and assists in the overall management of the Fund’s affairs subject to the authority of the Board. Pursuant to the Advisory Agreement, for the period October 1, 2013 through September 30, 2014, the Fund paid the Adviser a monthly fee calculated at an annual rate of 1.18% of the Fund’s average daily net assets. During the fiscal years ended September 30, 2013, September 30, 2014, and September 30, 2015, the Adviser earned advisory fees of $713,591, $774,721, and $788,115 respectively.

The Adviser has contractually agreed to limit the Fund’s expense ratio to 1.20% of the Fund’s average daily net assets until at least February 1, 2017, excluding 12b-1 distribution fees, shareholder servicing fees, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.  The Adviser may not recoup any of the fees waived pursuant to this contractual waiver. During the fiscal years ended September 30, 2013, September 30, 2014, and September 30, 2015, the Adviser waived fees in the amount of $48,377, $52,505, and 53,431 respectively.

The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement by the Adviser, or a breach of fiduciary duty with respect to receipt of compensation, neither the Adviser nor any of its directors, officers, shareholders, agents, or employees shall be liable to the Trust, Fund, or any shareholder of the Fund for any error of judgment or mistake of law or for any act or omission in the course of, or connected with, rendering services thereunder or for any loss suffered by the Trust, the Fund or any shareholder of the Fund in connection with the performance of the agreement.

The Advisory Agreement provides that unless sooner terminated, it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Board or by a vote of a majority of the outstanding shares of the Fund, and in either case, by a majority of the Independent Trustees by votes cast in person at a meeting called for such purpose. The Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

Conestoga Capital Advisors, LLC, as a consultant, provided the Adviser with services with respect to administration of the Fund, but not with respect to the Fund’s investing in, purchasing, or selling securities, or other property. Fees for such services, which totaled $66,672 and $41,652 for the fiscal years ended September 30, 2010 and September 30, 2011, respectively, were paid to Conestoga Capital Advisors, LLC by the Adviser and not by the Fund. This consulting service arrangement was terminated on July 31, 2012, and no fees were paid by the Fund during the fiscal year ended September 30, 2015.

Portfolio Manager.

This section includes information about Terry L. Morris, the Fund’s portfolio manager, including information concerning other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

Other Accounts

Portfolio Manager	Number of Other Accounts (Total Assets) as of September 30, 2015	Number of Other Accounts (Total Assets) Subject to a Performance Fee as of September 30, 2015
Terry L. Morris
Other Investment Companies	0 ($0)	0 ($0)
Other Pooled Investment Vehicles	0 ($0)	0 ($0)
Other National Penn Investors Trust Company Accounts	146 ($163 million)	0 ($0)

In managing other investment companies, other pooled investment vehicles and other accounts, the Adviser may employ strategies similar to those employed by the Fund. As a result, these other accounts may invest in the same securities as the Fund. The SAI section entitled “Portfolio Transactions” discusses the various factors that the Adviser considers in allocating investment opportunities among the Fund and other similarly managed accounts.

Fund Ownership

As of September 30, 2015, Mr. Morris beneficially owned $100,001 to $500,000 of Fund shares.

Compensation

Mr. Morris’ total compensation consists of base salary plus a bonus based on the performance of the investment success of strategies under Mr. Morris’ supervision.  Mr. Morris is also eligible to receive stock options and/or stock grants of National Penn Bancshares, Inc. as well as customary employee benefits including pension and profit sharing and 401k participation.

Custodian.

UMB Bank, N.A., 928 Grand Boulevard, 5th Floor, Kansas City, MO 64106 (the “Custodian”) serves as custodian for the assets of the Fund under an agreement with the Trust, on behalf of the Fund, and the Adviser, dated February 5, 2009 (the “Custodian Agreement”). Under the Custody Agreement, the Custodian holds the Fund’s securities and keeps all necessary accounts and records. Under this Agreement, the Custodian (1) maintains a separate account or accounts in the name of the Fund;

(2) makes receipts and disbursements of money on behalf of the Fund; (3) collects and receives all income and other payments and distributions on account of fund securities; and (4) responds to correspondence from security brokers and others relating to its duties. The Custodian may, with the approval of the Fund and at the Custodian’s own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that the Custodian shall remain liable for the performance of all of its duties under the Custodian Agreement.

Distributor.

Rafferty Capital Markets, LLC, 1010 Franklin Avenue, Suite 300A, Garden City, NY 11530 (the “Distributor”) serves as distributor for the continuous offering of the Fund's shares. Fees for distribution services, which totaled $15,000, $15,000, and $15,000 for fiscal years ended September 30, 2013, September 30, 2014, and September 30, 2015, respectively, were paid to Rafferty Capital Markets, LLC by the Adviser and not by the Fund.

Distribution Plan.

Effective February 5, 2009, the Trust, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. The Distribution Plan provides that the Fund may incur distribution expenses related to the sale of shares of up to 0.25% per annum of the Fund’s average daily net assets.

The Distribution Plan provides that the Fund may finance activities that are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. For the fiscal year ended September 30, 2015, the Fund paid $6,679 in 12b-1 fees.

In approving the Distribution Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees”), considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Distribution Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Fund’s outstanding voting shares or by the Board and (b) by the vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called specifically for the purpose of voting on the Distribution Plan. While the Distribution Plan remains in effect, the Fund will furnish to the Board a written report of the amounts spent by the Fund under the Plan and the purposes for these expenditures. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Distribution Plan must be approved by a majority of the Board and by the Rule 12b-1 Trustees in a vote cast in person at a meeting called specifically for that purpose. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office, and a majority of the Board shall be comprised of Independent Trustees.

Shareholder Servicing Plan.

Effective February 5, 2009, the Trust, on behalf of the Fund, adopted a shareholder servicing plan (“Shareholder Servicing Plan”). Payments made under the Shareholder Servicing Plan to shareholder servicing agents (which may include affiliates of the Adviser) are for administrative support services to customers who may from time to time beneficially own shares. These services may include: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from the Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such financial institution; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from shareholders concerning their investments; (vii) providing subaccounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with the Trust’s service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the Fund may reasonably request to the extent that the agent is permitted to do so under applicable statutes, rules and regulations.

As stated in the Prospectus, for these services, the Fund may pay a fee at an annual rate of up to 0.25% of the average daily net assets of the shares serviced by the agent. For each of the fiscal years ended September 30, 2013, 2014 and 2015, the Fund paid no fees under the Shareholder Servicing Plan.

The Shareholder Servicing Plan was also adopted in accordance with Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. In approving the Shareholder Servicing Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees”), considered various factors and determined that there is a reasonable likelihood that the Shareholder Servicing Plan will benefit the Fund’s shareholders. The Shareholder Servicing Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Fund’s outstanding voting shares or by the Board and (b) by the vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called specifically for the purpose of voting on the Shareholder Servicing Plan.

Transfer, Dividend Disbursing and Fund Accounting Agent.

On February 5, 2009, the Trust, on behalf of the Fund, the Adviser, and Mutual Shareholder Services, LLC (“MSS”) entered into an Accounting Services Agreement and a Transfer Agent Agreement. These Agreements provide that MSS serve as transfer, shareholder servicing, dividend disbursing, and accounting servicing agent of the Fund. Unless otherwise terminated, each Agreement will remain in force for a period of three (3) years; provided, however, that the agreement will automatically renew for successive annual terms unless one party provides written notice to the other party 90 days prior to the annual renewal date that the agreement will not be renewed. For services performed under the Agreements, the Adviser pays to MSS $11.50 annual fee per shareholder account subject to a monthly minimum of $775 plus $1,750 per month for fund accounting, subject to certain discounts. Under the Agreements, the Adviser also agrees to reimburse MSS for certain out-of-pocket expenses related to the services that MSS provides to the Trust.

Independent Registered Public Accounting Firm.

BBD, LLP, 1835 Market Street 26th Floor, Philadelphia, PA 19103 serves as the Trust's independent registered public accounting firm.

Legal Counsel.

Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996, serves as counsel to the Trust.

Stradley Ronon Stevens & Young LLP, 2005 Market Street, Suite 2600, serves as counsel to the Independent Trustees.

Code of Ethics.

The Trust and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons of the Fund and the Adviser must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Codes of Ethics can result in penalties, suspension, or termination of employment.

Proxy Voting Policy.

The Trust has adopted Proxy Voting Policy and Procedures to: (1) ensure that the Trust votes proxies in the best interests of shareholders of the Fund with a view toward maximizing the value of their investments; (2) address any conflicts that may arise between Fund shareholders on the one hand, and “affiliated persons” of the Fund or of the Adviser (or its affiliates) on the other; (3) provide for oversight of proxy voting by the Board; and (4) provide for the disclosure of the Funds’ proxy voting records and this Policy.

The Trust has delegated the responsibility for voting proxies on behalf of the Fund with respect to all equity securities held by the Fund to the Adviser, in accordance with this Policy, subject to oversight by the Board. The Board has reviewed the Adviser’s Proxy Voting Policy and Procedures (the “Adviser’s Policy”) and has determined that it is reasonably designed to ensure that the Adviser will vote all proxies in the best interests of the Fund’s shareholders, untainted by conflicts of interests. The Trust’s Policy and the Adviser’s Policy are attached to this SAI at Appendix B. Both Policies are subject to Board review annually.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge, upon request, by calling 1-800-292-2660; (2) at the Fund’s website (www.ialfx.com); and (3) at the SEC’s website (www.sec.gov).

Portfolio Transactions.

Under the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board, and in accordance with the Fund’s investment objective, policies and limitations, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities purchased or sold through a broker-dealer usually include a brokerage commission. At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. These transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund. While the Adviser generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below. The allocation of transactions to brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Subject to the consideration by the Adviser to obtain the best net price and the most favorable execution of the order, factors considered by the Adviser in selecting brokers or dealers include, but are not limited to: the quality and promptness of their execution (e.g., price paid or obtained for a security, speed of execution, ability to “work” a large order, etc.); their effectiveness of transaction clearing and settlement; their liquidity and the amount of capital commitment by the broker or dealer; the degree to which they have been available and responsive to the Adviser, the quality and promptness of research and brokerage services provided to the Adviser (both in general and with respect to particular accounts); and whether the investment in question was brought to the Adviser’s attention by the particular broker-dealer.

Subject to the consideration of obtaining best execution, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fee payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

Multiple orders for the purchase or sale of the same security on behalf of clients of the Adviser are generally aggregated for block execution. The Adviser will aggregate transactions for block execution only upon making a good-faith determination that the accounts participating in the block trade will benefit from such aggregation, if such aggregation is consistent with the Adviser’s duty to seek best execution (including duty to seek best price) for its clients, and if such aggregation is consistent with the terms of the investment advisory agreement with each client for which trades are being executed.

All accounts participating in a block execution receive the same execution price for equity or fixed income securities purchased or sold, as the case may be, for such accounts on a trading day.

In the event that a proprietary account is participating with the Fund in the block transaction, the proprietary account may receive an allocation only when the allocation is performed on a pro rata basis across all participating clients. In the event that the Adviser deems it necessary to allocate the partially executed order on a basis other than pro rata, the proprietary account shall be excluded from receiving any allocation of the executed order, resulting in the allocation being made to the Fund only.

Investment decisions for the Fund are made independently from those made for any other account managed by the Adviser. Such other accounts may also invest in the securities and may follow similar investment strategies as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and any other account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to both the Fund and account. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain best execution. In making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser or its affiliates.

The Fund, during the fiscal years ended September 30, 2013, September 30, 2014, and September 30, 2015, paid $39,940, $30,517, and $31,644 respectively, in brokerage commissions. During the fiscal year ended September 30, 2015, the Adviser, through agreements or understandings with brokers, or otherwise through an allocation procedure, directed the Fund’s brokerage transactions to brokers who may provide research services. These transactions amounted to $35,234,696, and the related commissions amounted to $31,644.

As of September 30, 2015, the Fund held no securities of its regular brokers or dealers (or their parents).

financial statements

The audited financial statements of the Fund for the fiscal year ended September 30, 2015 included in the Fund’s annual report are incorporated by reference herein. No other parts of the annual report are incorporated by reference.

ADDITIONAL INFORMATION

Description of Shares.

The Agreement and Declaration of Trust, as may be amended, (the “Trust Instrument”), dated February 5, 2002, and amended and restated as of July 17, 2002, authorizes the Board to issue an unlimited number of shares, which are units of beneficial interest, with a par value of $.001 per share. The Trust currently has three series of shares, which represent interests in the Fund and in two other series of the Trust, the Conestoga Small Cap Fund and the Conestoga SMid Cap Fund.

The Trust’s Trust Instrument authorizes the Board to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust’s shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular Fund that are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. There will normally be no meetings of shareholders for the purpose of electing members of the Board unless and until such time as less than a majority of the Board have been elected by the shareholders except upon the formation of the Trust, at which time the members of the Board then in office will call a shareholders’ meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act (i.e., persons who have been shareholders for at least six months, and who hold shares having a NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability.

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust, such as the Trust, shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is considered to be extremely remote.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Fund or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

The Trust Instrument provides that the Board has broad powers to amend the Trust Instrument or approve the reorganization of the Fund or any future series thereof, without the approval of shareholders, unless such approval is otherwise required by law. The Trust Instrument allows the Trustees to take actions upon the authority of a majority of Board by written consent in lieu of a meeting.

Shareholder Voting Procedures.

The Trust’s Bylaws define the rights and obligations of the Trust’s officers and provide rules for routine matters such as calling meetings. The Bylaws govern the use of proxies at shareholder meetings. According to the Bylaws, proxies may be given by telephone, computer, other electronic means or otherwise pursuant to procedures reasonably designed, as determined by the Board, to verify that the shareholder has authorized the instructions contained therein.

Principal Holders of Securities.

The following table shows, to the best knowledge of the Trust, the beneficial or record holders of 5% or more of the Fund’s shares as of December 31, 2015. A beneficial owner of 25% or more of the Fund’s shares is presumed, under the 1940 Act, to control the Fund. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of the shareholders of the Fund.

Name and Address:	Percentage of Fund
NFS LLC f/b/o National Penn Investors Trust Company, 1340 Broadcasting Road Suite 100, Wyomissing, PA 19610	94.69%

Miscellaneous.

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectus and this SAI do not include certain information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency, or winding up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to non~~-~~payment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

h	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

h	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B - PROXY VOTING POLICIES

Proxy Voting Policy and Procedures

The Board of Trustees (the “Board”) of Conestoga Funds (“Conestoga”) has adopted this Proxy Voting Policy and Procedures to:

•	ensure that Conestoga votes proxies in the best interests of shareholders of its series portfolios (each a “Fund”) with a view toward maximizing the value of their investments;
•	address any conflicts that may arise between shareholders on the one hand; and “affiliated persons” of the Funds or of Institutional Advisors LLC (the “Adviser”) or the principal underwriter of the Funds (or their affiliates) (all referred to as “Affiliated Persons”) on the other;
•	provide for oversight of proxy voting by the Board; and
•	provide for the disclosure of the Funds’ proxy voting records and this Policy.
I.	Delegation to the Adviser

Conestoga hereby delegates the responsibility for voting proxies on behalf of the Funds with respect to all equity securities held by the Funds to the Adviser, in accordance with this Policy, subject to oversight by the Board.

The Board has reviewed the Adviser’s Proxy Voting Policy and Procedures (the “Adviser’s Policy”) and has determined that it is reasonably designed to ensure that the Adviser will vote all proxies in the best interests of each Fund’s shareholders, untainted by conflicts of interests. The Adviser’s Policy (attached as Exhibit A) is adopted as part of this Policy. The Board must approve any material change in the Adviser’s Policy before it becomes effective with respect to the Funds.

II.	Disclosure
A.	Voting Records

In accordance with Rule 30b1-4 under the Investment Company Act of 1940, as amended, Conestoga shall file annually with the Securities and Exchange Commission (the “SEC”) on Form N-PX (or such other form as the SEC may designate) each Fund’s proxy voting records for the most recent twelve–month period ended June 30 (the “Voting Records”). The Funds shall publish their Voting Records on their own public website as soon as is reasonably practicable after Conestoga files the Voting Records with the SEC.

The Voting Records shall consist of, for each proposal on which a Fund was entitled to vote with respect to a security held by the Fund (for the designated time period of the Voting Records):

•	the name of the issuer of the portfolio security
•	the exchange ticker symbol of the portfolio security
•	the CUSIP number for the portfolio security
•	the shareholder meeting date
•	a brief identification of the matter voted upon
•	whether the matter was proposed by the issuer or by a security holder
•	whether the Fund cast a vote and, if so, how the vote was cast
•	whether the vote cast was for or against management of the issuer
B.	Disclosure about the Policy and How to Obtain Information

Description of the Policy. The Funds’ statement of additional information (“SAI”) shall describe this Policy, including the Adviser’s Policy. In lieu of a detailed description, a copy of this Policy and the Adviser’s Policy may be included in the SAI as an appendix, with a brief statement in the SAI itself.

A copy of the detailed description or of this Policy and the Adviser’s Policy shall be posted on the Fund’s website.

How to obtain a copy of the Policy. The Funds shall disclose in all shareholder reports that a description of this Policy is available

•	without charge, upon request, by calling a toll-free number;
•	at the Funds’ website; and
•	at the SEC’s website, www.sec.gov.

How to obtain a copy of proxy votes. The Funds shall disclose in all shareholder reports and the SAI that information regarding how the Funds voted proxies relating to portfolio securities is available:

•	without charge, upon request, by calling a toll-free number;
•	at the Fund’s website; and
•	at the SEC’s website, www.sec.gov.

The Funds must send the information disclosed in their most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

III.	Board Review

The Adviser shall report to the Board, at least annually, the Voting Records in a form as the Board may request. This report shall:

•	describe any conflicts of interests that were identified in connection with the voting of securities under the Adviser’s Policy and how they were addressed; and
•	summarize all votes that were made other than in accordance with the Adviser’s Policy.

The Board shall review this Policy and the Adviser’s Policy at the same meeting, and determine whether any amendments to either Policy would be appropriate.

Adopted: February 5, 2009

INVESTMENT ADVISER – PROXY VOTING POLICY

Where Institutional Advisors LLC is the Investment Manager:

A.	Institutional Advisors (“IA LLC”) has elected to use the services of Glass Lewis & Co Proxy Advisory Services and all proxies (except National Penn Bancshares) are voted as per their guidelines

B.	Glass Lewis Guidelines are reviewed annually by the Proxy Committee to ensure their approach to voting proxies is in the best financial interest of the individual account holder or beneficiary or in the case of ERISA accounts, in the best financial interest of the plan.

C.	In the event of a special circumstance and/or Institutional Advisors’ opinion differs from Glass Lewis, Institutional Advisors can manually submit their vote.

D.	Securities not voted by Glass Lewis will be voted by Institutional Advisors as follows:

1.	Routine Matters defined as:
a)	Choosing Directors
b)	Choosing Auditors
c)	Choosing place and time of meeting

All routine matters will be voted by the Proxy Committee in favor of management with the necessity of extensive research being performed.

2.	Non-Routine Matters, including but not limited to the following:

a)	Business Proposals including increase in shares outstanding, adjustment or par value, stock splits and compensation programs (salaries, deferred compensation, bonuses, preferred incentive plans).
b)	Social issues that occasionally appear in proxy materials in an attempt to deal with activities of social conscience, often submitted by special interest groups.
c)	Shareholder Democracy issues such as inti-green mail proposals, proposal to rescind “poison pill” arrangements, etc.
d)	Proxy Contests which develop when discontented shareholders submit a proxy card in opposition to the board of directors, frequently seeking to elect a different slate of directors, often in an effort to affect a decided change in the corporation.
e)	As a matter of policy, IA LLC will vote against staggered board proposals, unless an exception is directed by the IA LLC Investment Committee.

All non-routine matters will be researched and voted by the Proxy Committee.

Adopted: May 5, 2015

ATTACHMENT A

LIST OF PROXY VOTING COMMITTEE MEMBERS

The following is a list, as of February 5, 2009, of the members of the Adviser’s proxy voting committee:

Terry L. Morris

Harlan W. Lavin, Jr.

Nancy Gigler-Smith (Proxy Administrator)

ATTACHMENT B

ANNUAL REPORT OF PROXY VOTING CONFLICTS

To: ____________, Compliance Officer

From: ____________, Proxy Administrator

Date: ___________________

Re: Proxy Voting Conflict of Interest

________________________________________________________________________

Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940 (“Advisers Act”) requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. A challenging aspect to Rule 206(4)-6 has been an adviser’s identification of material conflicts of interest that may influence the manner in which it votes proxies.

By signing below, I certify that I have read and reviewed Institutional Advisors LLC’s Proxy Voting Policy and Procedures. Furthermore, I acknowledge that, to the best of my knowledge and based upon my understanding of Advisor’s operations, material relationships and affiliations, policies, and procedures:

( ) I have detected NO material conflicts of interest that have arisen in connection with the performance of my proxy-voting obligations.

( ) I have listed below the conflicts of interest that came to my attention and the manner in which such conflicts were mitigated:

Each of these conflicts has been mitigated by following Institutional Advisors LLC’s policies and procedures as it pertains to conflicts of interest.

Proxy Administrator: _____________________________ (PRINT NAME)

Signature: _____________________________

Date: _____________________________

REGISTRATION STATEMENT

of

CONESTOGA FUNDS

on

Form N-1A

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust dated February 6, 2002. (1)
(2)	Trust Instrument dated February 5, 2002. (2)
(3)	Amended and Restated Trust Instrument dated July 17, 2002. (2)
(3)(a)	Amended Schedule A to the Amended and Restated Trust Instrument dated November 20, 2008. (3)
(3)(b)	Amended Schedule A to the Amended and Restated Trust Instrument dated February 9, 2012. (13)
(3)(c)	Amended Schedule A to the Amended and Restated Trust Instrument dated November 6, 2013. (15)
(b)(1)	Bylaws dated July 17, 2002. (2)
(2)	Amended and Restated Bylaws dated September 2, 2015.(20)
(c)

The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Amended and Restated Trust Instrument referenced in Exhibit (a)(3) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)	Investment Advisory Agreement dated February 5, 2009 between Registrant and Institutional Advisors, LLC (Institutional Advisors LargeCap Fund). (4)
(2)	Investment Advisory Agreement dated January 2, 2008 between Registrant and Conestoga Capital Advisors, LLC (Conestoga Small Cap Fund). (4)
(3)	Investment Advisory Agreement dated February 9, 2012 between Registrant and Conestoga Capital Advisors, LLC (Conestoga Mid Cap Fund). (14)
(4)	Investment Advisory Agreement dated November 6, 2013 between Registrant and Conestoga Capital Advisors, LLC (Conestoga SMid Cap Fund). (15)

(5)	Investment Advisory Agreement dated June 30, 2014 between Registrant and Conestoga Capital Advisors, LLC (Conestoga Small Cap Fund). (18)
(6)	Fee Reduction Commitment dated September 15, 2012 between Registrant and Institutional Advisors LLC. (14)
(7)	Expense Limitation Letter dated January 16, 2014 – Institutional Advisors LargeCap Fund. (16)
(8)	Expense Limitation Letter dated January 16, 2014 – Conestoga Small Cap Fund. (16)
(9)	Expense Limitation Letter dated January 16, 2014 – Conestoga Mid Cap Fund. (16)
(10)	Expense Limitation Letter dated November 6, 2013 – Conestoga SMid Cap Fund. (15)
(11)	Expense Limitation Letter dated June 30, 2014 – Conestoga Small Cap Fund. (18)
(12)	Expense Limitation Letter dated January 22, 2015 – Conestoga SMid Cap Fund. (19)
(13)	Expense Limitation Letter dated January 6, 2016 – Conestoga Small Cap Fund. (20)
(14)	Expense Limitation Letter dated January 6, 2016 – Conestoga SMid Cap Fund. (20)
(15)	Expense Limitation Letter dated November 24, 2015 – Institutional Advisors LargeCap Fund.(20)
(e)(1)	Distribution Agreement dated February 24, 2009 between the Registrant, the Institutional Advisors LargeCap Fund and Rafferty Capital Markets Inc. (4)
(2)	Tri-Party Agreement for Distribution Services dated November 6, 2013 among the Registrant, Conestoga Capital Advisors and Arbor Court Capital, LLC. (16)
(3)	Tri-Party Agreement for Distribution Services dated June 30, 2014 among the Registrant, Conestoga Capital Advisors and Arbor Court Capital, LLC. (19)
(4)	Form of Tri-Party Agreement for Distribution Services.(20)
(f)	None.
(g)(1)	Custody Agreement between UMB Bank, N.A. and Conestoga Funds. (4)
(2)	Amended Appendix B to the Custody Agreement. (13)
(3)	Amended Appendix B to the Custody Agreement dated November 6, 2013. (15)
(h)(1)	Accounting Services Agreement dated February 5, 2009 among Registrant, Mutual Shareholder Services, LLC (“MSS”) and Institutional Advisors, LLC. (4)

(2)	Accounting Services Agreement dated July 15, 2003 among Registrant, MSS and Conestoga Capital Advisors, LLC. (6)
(3)	Accounting Services Agreement dated February 9, 2012 between Registrant and MSS. (13)
(4)	Accounting Services Agreement dated November 6, 2013 between Registrant and MSS. (15)
(5)	Transfer Agent Agreement dated February 5, 2009 between Registrant and MSS. (4)
(6)	Transfer Agent Agreement dated July 15, 2003 among Registrant, MSS and Conestoga Capital Advisors, LLC. (6)
(7)	Transfer Agent Agreement dated February 9, 2012 between Registrant and MSS. (13)
(8)	Transfer Agent Agreement dated November 6, 2013 between Registrant and MSS.(15)
(i)(1)	Opinions and Consents of Kramer Levin Naftalis & Frankel LLP and Morris, Nichols, Arsht & Tunnell LLP. (10)
(2)	Opinion and Consent of Drinker Biddle & Reath LLP. (15)
(3)	Opinion and Consent of Drinker Biddle & Reath LLP. (18)
(4)	Consent of Drinker Biddle & Reath LLP. (20)
(j)	Consent of BBD, LLP. (20)
(k)	Not applicable.
(l)	Purchase Letter Agreements – Conestoga Capital Advisors, LLC. (2)
(m)(1)	Form of Rule 12b-1 Distribution Plan. (2)
(2)	Form of Rule 12b-1 Distribution Plan for Institutional Advisors LargeCap Fund. (7)
(3)	Rule 12b-1 Distribution Plan for the Small Cap Fund. (18)
(4)	Amended and Restated Shareholder Servicing Plan. (15)
(5)	Form of Shareholder Servicing Agreement. (8)

(5)(a)	Amended Schedule I to the Form of Shareholder Servicing Agreement dated November 6, 2013. (15)
(6)	Rule 12b-1 Distribution Plan for Investors Class Shares of the SMid Cap Fund. (20)
(7)	Shareholder Servicing Plan for Institutional Class Shares of the SMid Cap Fund. (20)
(n)(1)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System Adopted November 6, 2013. (15)
(2)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adopted March 12, 2014. (17)
(p)(1)	Code of Ethics of Registrant. (9)
(2)	Code of Ethics of Conestoga Capital Advisors, LLC. (9)
(3)	Code of Ethics of Institutional Advisors, LLC. (3)
(q)	Power of Attorney for William C. Martindale, Jr., Robert M. Mitchell, William B. Blundin, Nicholas J. Kovich, James G. Logue, John G. O’Brien and Richard E. Ten Haken. (20)

(1) Filed as an Exhibit to Registrant’s Registration Statement on Form N-1A filed electronically on June 18, 2002, accession number 0000922423-02-000688.

(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed electronically on September 30, 2002, accession number 0000922423-02-001066.

(3) Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed electronically on January 15, 2009, accession number 0000922423-09-000062.

(4) Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed electronically on January 28, 2011, accession number 0001162044-11-000055.

(5) Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed electronically on December 29, 2006, accession number 0000922423-06-001625.

(6) Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed electronically on January 27, 2004, accession number 0000922423-04-000081.

(7) Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed electronically on December 23, 2009, accession number 0000922423-09-000737.

(8) Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed electronically on November 29, 2004, accession number 0000922423-04-001972.

(9) Filed as an Exhibit to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed electronically on November 29, 2005, accession number 0000922423-05-001921.

(10) Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed electronically on March 24, 2009, accession number 0000922423-09-000275.

(11) Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed electronically on January 13, 2012, accession number 0001162044-12-000037.

(12) Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed electronically on January 30, 2012, accession number 0001162044-12-000095.

(13) Filed as an Exhibit to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed electronically on March 27, 2012, accession number 0001162044-12-000264.

(14) Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed electronically on January 28, 2013, accession number 0001162044-13-000108.

(15) Filed as an Exhibit to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed electronically on November 7, 2013, accession number 0001162044-13-001266.

(16) Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed electronically on January 28, 2014, accession number 0001162044-14-000114.

(17) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed electronically on April 8, 2014, accession number 0001162044-14-000394.

(18) Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed electronically on June 27, 2014, accession number 0001162044-14-000693.

(19) Filed as an Exhibit to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed electronically on January 28, 2015, accession number 0001162044-15-000113.

(20) Filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant

None.

Item 30. Indemnification

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust’s governing instrument.

Article X, Section 10.02 of Registrant’s Amended and Restated Trust Instrument, incorporated herein as Exhibit (a)(3) hereto, provides for the indemnification of Registrant’s Trustees and officers.

In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the “1933 Act”) and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

The Trust’s various agreements with its service providers provide for indemnification.

Item 31. Business and Other Connections of the Investment Adviser

Institutional Advisors LLC

Institutional Advisors LLC is an investment advisor registered under the Advisers Act. The list required by this Item 31 of officers and directors of Institutional Advisors LLC of the officers and directors of Institutional Advisors LLC, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Institutional Advisors LLC pursuant to the Advisers Act.

Conestoga Capital Advisors, LLC

Conestoga Capital Advisors, LLC is an investment advisor registered under the Advisers Act. The list required by this Item 31 of officers and directors of Conestoga Capital Advisors, LLC of the officers and directors of Conestoga Capital Advisors, LLC, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Conestoga Capital Advisors, LLC pursuant to the Advisers Act.

Item 32. Principal Underwriter

Institutional Advisors LargeCap Fund:

(a)	Adirondack Funds, Bretton Funds, Castle Focus Fund, Chou America Mutual Fund, Christopher Weil & Co. Funds, Clifford Capital Fund, Direxion Funds, Ensemble Fund, Entrepreneur Shares Global Fund, Epiphany Funds, FMI Funds, Greenleaf Income Growth Fund, Jacobs-Broel Funds, Leuthold Funds, Marketocracy Funds, NWM Momentum Fund, Outfitter Funds, PIP New Generation Fund, PSP Multi Manager Fund, Ranger Funds, Reynolds Funds, Satuit Funds, Sparrow Funds, Triade Small Cap Value Fund, Valley Forge Funds, Walthausen Funds and Wireless Fund

(b)	Thomas A. Mulrooney – President

Rafferty Capital Markets, LLC

1010 Franklin Avenue

Suite 300A

Garden City, NY 11530

No Position or Office held with the Fund

Stephen P. Sprague – Chief Financial Officer, Secretary & Treasurer

Rafferty Capital Markets, LLC

1010 Franklin Avenue

Suite 300A

Garden City, NY 11530

No Position or Office held with the Fund.

Conestoga Small Cap Fund and Conestoga SMid Cap Fund:

(a) Arbor Court Capital, LLC acts as the distributor for the Registrant and the following investment companies: CCA Investments Trust, Archer Investment Series Trust, TeaLeaf Management Investment Trust, Endurance Series Trust, Clark Fork Trust, Frank Funds, DMS Funds, Grand Prix Investors Trust, PSG Capital Management Trust, The MP63 Fund, Meyers Capital Investments Trust, The Avondale Funds, TCG Financial Series Trust, and the GL Beyond Income Fund.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of Arbor Court Capital, LLC are as follows:

Name*	Position with Underwriter	Positions with the Funds
Gregory B. Getts	President	None.
Gregory B. Getts	CFO, Financial Principal	None.
Chris R. Barone	Officer	None.
David W. Kuhr	SROP/CROP	None.

* The principal business address for each of the above directors and executive officers is 8000 Towne Centre Drive, Suite 400, Broadview Heights, OH 44147.

All Series:

(c) Not applicable.

Item 33. Location of Accounts and Records

(1)(a)	Institutional Advisors LLC, 2201 Ridgewood Road, Suite 180, Wyomissing, PA 19610 (records related to its services as Institutional Advisors LargeCap Fund’s investment adviser).
(1)(b)

Conestoga Capital Advisors, LLC, 259 N. Radnor-Chester Road, Radnor Court, Suite 120, Radnor, PA 19087 (records related to its services as Conestoga Small Cap Fund’s and Conestoga Mid Cap Fund’s investment adviser).

(2)	UMB Bank, N.A., 928 Grand Boulevard, 5th Floor, Kansas City, MO 64106 (records related to its services as Registrant’s custodian).
(3)	Mutual Shareholder Services, LLC, 8000 Towne Centre Drive, Suite 400, Broadview Heights, OH 44147 (records related to its services as Registrant’s transfer, shareholder servicing, dividend disbursing and accounting servicing agent).

Item 34. Management Services

None.

Item 35. Undertakings

None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Registration Statement has been executed on behalf of Registrant by Trustees of Registrant as Trustees, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 28th day of January, 2016.

CONESTOGA FUNDS

(Registrant)

By: /s/ William C. Martindale, Jr.

William C. Martindale, Jr., Chairman of the Board, Trustee and CEO

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of January, 2016.

/s/ William C. Martindale, Jr.

William C. Martindale, Jr.                   Chairman of the Board, Trustee and CEO

/s/ Robert M. Mitchell

Robert M. Mitchell                             Trustee and Treasurer

*William B. Blundin

William B. Blundin                             Trustee

*Nicholas J. Kovich

Nicholas J. Kovich                             Trustee

*James G. Logue

James G. Logue                                  Trustee

*John G. O’Brien

John G. O’Brien                                 Trustee

*Richard E. Ten Haken

Richard E. Ten Haken                        Trustee

*By: /s/ Joshua B. Deringer

Joshua B. Deringer

Attorney-in-Fact

CONESTOGA FUNDS

INDEX TO EXHIBITS

Item 23.

Exhibit Number

(b)(2)	Amended and Restated Bylaws dated September 2, 2015
(d)(13)	Expense Limitation Letter dated January 6, 2016 – Conestoga Small Cap Fund
(d)(14)	Expense Limitation Letter dated January 6, 2016 – Conestoga SMid Cap Fund
(d)(15)	Expense Limitation Letter dated November 24, 2015 – Institutional Advisors LargeCap Fund
(e)(4)	Form of Tri-Party Agreement for Distribution Services
(i)(4)	Consent of Drinker Biddle & Reath LLP
(j)	Consent of BBD, LLP
(m)(6)	Rule 12b-1 Distribution Plan for Investors Class Shares of the SMid Cap Fund
(m)(7)	Shareholder Servicing Plan for Institutional Class Shares of the SMid Cap Fund
(q)(2)	Powers of Attorney for William C. Martindale, Jr., Robert M. Mitchell, William B. Blundin, Nicholas J. Kovich, James G. Logue, John G. O’Brien and Richard E. Ten Haken